As filed with the Securities and Exchange Commission on November 10, 1999

                                         Securities Act File No. 333-88395
                                      Investment Company Act File No. 811-08573
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                --------------

                                   FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                --------------


PRE-EFFECTIVE AMENDMENT NO. 1 [X]             POST-EFFECTIVE AMENDMENT NO.  [_]
                       (check appropriate box or boxes)

                                --------------

                          MuniYield Pennsylvania Fund
            (Exact Name of Registrant as Specified in its Charter)

                                --------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                                --------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                                --------------

                                Terry K. Glenn
                          MuniYield Pennsylvania Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                --------------

                                  Copies to:
         Frank P. Bruno, Esq.                 Michael J. Hennewinkel, Esq.
           Brown & Wood LLP               Merrill Lynch Asset Management, L.P.
        One World Trade Center                  800 Scudders Mill Road
        New York, NY 10048-0557                  Plainsboro, NJ 08536

                                --------------

  Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                            Proposed       Proposed
                                            Maximum        Maximum
                                           Offerintg      Aggregate      Amount of
  Title of Securities      Amount Being    Price Per       Offering     Registration
    Being Registered      Registered(1)     Unit(1)        Price(1)        Fee(3)
------------------------------------------------------------------------------------
Common Shares ($.10 par
 value).................    6,108,788        $13.99      $85,461,944      $23,759
------------------------------------------------------------------------------------
Auction Market Preferred
 Shares, Series B.......      1,920        $25,000(2)    $48,000,000      $13,344

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the filing fee.

(2) Represents the liquidation preference of a preferred share after the reorganization.

(3) $37,103 previously paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh, Pennsylvania.

                                --------------

  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          MUNIYIELD PENNSYLVANIA FUND
                      MUNIVEST PENNSYLVANIA INSURED FUND
                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011

                               ----------------

                 NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS OF
                          MUNIYIELD PENNSYLVANIA FUND
                                      AND
                      MUNIVEST PENNSYLVANIA INSURED FUND

                  NOTICE OF ANNUAL MEETING OF SHAREHOLDERS OF
                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                               ----------------

                        TO BE HELD ON DECEMBER 15, 1999

TO THE SHAREHOLDERS OF
 MUNIYIELD PENNSYLVANIA FUND
 MUNIVEST PENNSYLVANIA INSURED FUND
 MUNIHOLDINGS PENNSYLVANIA INSURED FUND

  NOTICE IS HEREBY GIVEN that special meetings of the shareholders of MuniYield Pennsylvania Fund ("MuniYield Pennsylvania") and MuniVest Pennsylvania Insured Fund ("MuniVest Pennsylvania") and the annual meeting of the shareholders of MuniHoldings Pennsylvania Insured Fund ("MuniHoldings Pennsylvania") (together the "Meetings") will be held at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Wednesday, December 15, 1999 at 4:15 p.m. Eastern time (for MuniYield Pennsylvania), 2:45 p.m. Eastern time (for MuniVest Pennsylvania) and 1:45 p.m. Eastern time (for MuniHoldings Pennsylvania) for the following purposes:

    (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan of Reorganization") contemplating (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of MuniVest Pennsylvania by MuniYield Pennsylvania, in exchange solely for an equal aggregate value of newly-issued common shares of beneficial interest of MuniYield Pennsylvania ("MuniYield Pennsylvania Common Shares") and shares of a newly-created series of auction market preferred shares of MuniYield Pennsylvania to be designated Series B ("MuniYield Pennsylvania Series B AMPS") and the distribution by MuniVest Pennsylvania of such MuniYield Pennsylvania Common Shares to the holders of common shares of beneficial interest of MuniVest Pennsylvania ("MuniVest Pennsylvania Common Shares") and such MuniYield Pennsylvania Series B AMPS to the holders of auction market preferred shares of MuniVest Pennsylvania ("MuniVest Pennsylvania AMPS") (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of MuniHoldings Pennsylvania by MuniYield Pennsylvania, in exchange solely for an equal aggregate value of newly-issued MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS and the distribution by MuniHoldings Pennsylvania of such MuniYield Pennsylvania Common Shares to the holders of common shares of beneficial interest of MuniHoldings Pennsylvania ("MuniHoldings Pennsylvania Common Shares") and such MuniYield Pennsylvania Series B AMPS to the holders of auction market preferred shares of MuniHoldings Pennsylvania designated Series A ("MuniHoldings Pennsylvania Series A AMPS"), (iii) the amendment of the investment policies of MuniYield Pennsylvania to provide that under normal circumstances, at least 80% of its assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest, as well as the change of the same fund's name to "MuniYield Pennsylvania Insured Fund" and (iv) the designation of the currently outstanding series of AMPS of MuniYield Pennsylvania as Series A. A vote in favor of this proposal also will constitute a vote in favor of the liquidation and termination of each of MuniVest Pennsylvania and MuniHoldings Pennsylvania and the termination of their respective registration under the Investment Company Act of 1940; and

  For the shareholders of MuniHoldings Pennsylvania only:

    (2) To elect a Board of Trustees to serve for the ensuing year;

    (3) To consider and act upon a proposal to ratify the selection of Deloitte & Touche LLP to serve as independent auditors for the Fund for its current fiscal year; and

  For shareholders of all the Funds:

    (4) To transact such other business as properly may come before the Meetings or any adjournment thereof.

  If the proposed Reorganization is approved by the shareholders of each of the Funds at the Meetings and effected by the Funds, any shareholder (1) who files with the applicable Fund before the taking of the vote on the approval of such Agreement and Plan of Reorganization, written objection to the proposed Reorganization stating that he or she intends to demand payment for his or her shares if the Reorganization takes place and (2) whose shares are not voted in favor of such Agreement and Plan of Reorganization has or may have the right to demand in writing from MuniYield Pennsylvania, within twenty days after the date of mailing to him or her of notice in writing that the Reorganization has become effective, payment for his or her shares and an appraisal of the value thereof. MuniYield Pennsylvania and any such shareholders shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts. See Item 1. "The Reorganization--Agreement and Plan of Reorganization--Appraisal Rights" in the Proxy Statement and Prospectus.

  The Boards of Trustees of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania have fixed the close of business on October 20, 1999 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

  A complete list of the shareholders of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania entitled to vote at the Meetings will be available and open to the examination of any shareholder of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania, respectively, for any purpose germane to the Meetings during ordinary business hours from and after December 1, 1999, at the offices of MuniYield Pennsylvania, 800 Scudders Mill Road, Plainsboro, New Jersey.

  You are cordially invited to attend the Meetings. Shareholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy applicable to their fund and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Trustees of MuniYield Pennsylvania, MuniVest Pennsylvania or MuniHoldings Pennsylvania, as applicable.

                                          By Order of the Boards of Trustees

                                          Alice A. Pellegrino
                                          Secretary of:
                                           MuniYield Pennsylvania Fund,
                                           MuniVest Pennsylvania Insured Fund
                                           and MuniHoldings Pennsylvania
                                           Insured Fund

Plainsboro, New Jersey

Dated: November 10, 1999

                        PROXY STATEMENT AND PROSPECTUS
                          MUNIYIELD PENNSYLVANIA FUND
                      MUNIVEST PENNSYLVANIA INSURED FUND
                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                                (609) 282-2800

                               ----------------

                      SPECIAL MEETINGS OF SHAREHOLDERS OF
                          MUNIYIELD PENNSYLVANIA FUND
                                      AND
                      MUNIVEST PENNSYLVANIA INSURED FUND

                       ANNUAL MEETING OF SHAREHOLDERS OF
                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                               ----------------

                               DECEMBER 15, 1999

  This Joint Proxy Statement and Prospectus is furnished to you as a shareholder of one of the funds listed above. An annual meeting of the shareholders of MuniHoldings Pennsylvania Insured Fund and special meetings of the shareholders of each of MuniYield Pennsylvania Fund and MuniVest Pennsylvania Insured Fund (the "Meetings") will be held on December 15, 1999 to consider several items that are listed below and discussed in greater detail elsewhere in this Proxy Statement and Prospectus. The Board of Trustees of each of the funds is requesting that its shareholders submit a proxy to be used at the annual meeting or special meeting, as the case may be, to vote the shares held by the shareholder submitting the proxy.

  The proposals to be considered at the Meetings are:

  1. To approve or disapprove an Agreement and Plan of Reorganization among the funds; and

  For the shareholders of MuniHoldings Pennsylvania Insured Fund only:

  2. To elect a Board of Trustees for the fund; and

  3. To ratify the selection of the independent auditors of the fund; and

  For the shareholders of all of the Funds:

  4. To transact such other business as may properly come before the Meetings or any adjournment thereof.
                                                       (continued on next page)

                               ----------------

     The  Securities  and  Exchange  Commission has  not  approved  or disapproved these securities or  passed upon the adequacy
             of  this  Proxy  Statement  and  Prospectus.  Any
                 representation  to  the   contrary  is  a
                     criminal offense.
                               ----------------

  This Proxy Statement and Prospectus serves as a prospectus of MuniYield Pennsylvania in connection with the issuance of MuniYield Pennsylvania Common Shares and the newly-created series of MuniYield Pennsylvania Series B AMPS in the Reorganization.

  The Proxy Statement and Prospectus sets forth information about MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania that shareholders of the Funds should know before considering the Reorganization and should be retained for future reference. Each of the Funds has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

  The address of the principal executive offices of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

  The date of this Proxy Statement and Prospectus is November 10, 1999.

  The common shares of beneficial interest ("Common Shares") of MuniYield Pennsylvania and MuniVest Pennsylvania are listed on the New York Stock Exchange (the "NYSE") under the symbols "MPA" (MuniYield Pennsylvania) and "MVP" (MuniVest Pennsylvania). The Common Shares of MuniHoldings Pennsylvania are listed on the American Stock Exchange ("AMEX") under the symbol "MPI." Subsequent to the Reorganization, MuniYield Pennsylvania Common Shares will continue to be listed on the NYSE under the symbol "MPA." Reports, proxy materials and other information in the case of MuniYield Pennsylvania and MuniVest Pennsylvania may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005 or at the AMEX, 980 Washingtonian Boulevard, Gaithersburg, Maryland 20878 in the case of MuniHoldings Pennsylvania.

  The Agreement and Plan of Reorganization that you are being asked to consider involves a transaction that will be referred to in this Proxy Statement and Prospectus as the Reorganization. The Reorganization involves the combination of three funds into one fund. The three funds are:

    MuniYield Pennsylvania Fund ("MuniYield Pennsylvania"), which will be the surviving fund,

    MuniVest Pennsylvania Insured Fund ("MuniVest Pennsylvania") and

    MuniHoldings Pennsylvania Insured Fund ("MuniHoldings Pennsylvania").

  MuniVest Pennsylvania and MuniHoldings Pennsylvania are sometimes referred to herein collectively as the "Acquired Funds" and, together with MuniYield Pennsylvania, as the "Funds."

  In the Reorganization, MuniYield Pennsylvania will (i) acquire substantially all of the assets and assume substantially all of the liabilities of each of the Acquired Funds solely in exchange for its common shares of beneficial interest, par value $.10 per share ("MuniYield Pennsylvania Common Shares"), and shares of a newly-created series of its auction market preferred shares to be designated Series B ("MuniYield Pennsylvania Series B AMPS"), with a par value of $.05 per share and a liquidation preference of $25,000 per share and
(ii) designate the currently outstanding series of AMPS of MuniYield Pennsylvania as Series A AMPS. The Acquired Funds will distribute the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS received in the Reorganization to their respective shareholders and will then liquidate and terminate their registration under the Investment Company Act of 1940 (the "Investment Company Act"). MuniYield Pennsylvania will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Proxy Statement and Prospectus. As part of the Reorganization, the Fund will amend its investment policies to provide that the Fund, under normal circumstances, will invest at least 80% of its assets in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest, as well as change the Fund's name to "MuniYield Pennsylvania Insured Fund."

  In the Reorganization, MuniYield Pennsylvania will issue Common Shares and auction market preferred shares ("AMPS") to each of the Acquired Funds based on the value of the assets transferred to MuniYield Pennsylvania by that Acquired Fund. These shares will then be distributed by each Acquired Fund to its shareholders based on the value of the shares held by each shareholder just prior to the Reorganization. A holder of Common Shares of an Acquired Fund will receive MuniYield Pennsylvania Common Shares and a holder of AMPS of an Acquired Fund will receive MuniYield Pennsylvania Series B AMPS.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   5
ITEM 1. THE REORGANIZATION................................................   6
  SUMMARY.................................................................   6
  RISK FACTORS AND SPECIAL CONSIDERATIONS.................................  16
    Pennsylvania Municipal Bonds..........................................  16
    Interest Rate and Credit Risk.........................................  16
    Non-diversification...................................................  16
    Rating Categories.....................................................  16
    Private Activity Bonds................................................  16
    Portfolio Insurance...................................................  16
    Leverage..............................................................  16
    Portfolio Management..................................................  17
    Inverse Floating Obligations..........................................  18
    Options and Futures Transactions......................................  18
    Antitakeover Provisions...............................................  18
    Ratings Considerations................................................  18
  COMPARISON OF THE FUNDS.................................................  19
    Financial Highlights..................................................  19
    Investment Objective and Policies.....................................  25
    Portfolio Insurance...................................................  27
    Description of Pennsylvania Municipal Bonds and Municipal Bonds.......  28
    Special Considerations Relating to Pennsylvania Municipal Bonds.......  29
    Other Investment Policies.............................................  30
    Information Regarding Options and Futures Transactions................  31
    Investment Restrictions...............................................  34
    Rating Agency Guidelines..............................................  35
    Portfolio Composition.................................................  36
    Portfolio Transactions................................................  38
    Portfolio Turnover....................................................  39
    Net Asset Value.......................................................  39
    Capital Shares........................................................  40
    Management of the Funds...............................................  43
    Code of Ethics........................................................  44
    Voting Rights.........................................................  44
    Shareholder Inquiries.................................................  45
    Dividends and Distributions...........................................  45
    Automatic Dividend Reinvestment Plan..................................  47
    Mutual Fund Investment Option.........................................  48
    Liquidation Rights of Holders of AMPS.................................  49
    Tax Rules Applicable to the Funds and their Shareholders..............  49
  AGREEMENT AND PLAN OF REORGANIZATION....................................  54
    General...............................................................  54
    Procedure.............................................................  55
    Terms of the Agreement and Plan of Reorganization.....................  56
    Potential Benefits to Holders of Common Shares of the Funds as a
     Result of the Reorganization.........................................  58
    Surrender and Exchange of Share Certificates..........................  59
    Tax Consequences of the Reorganization................................  60
    Appraisal Rights......................................................  61
    Capitalization........................................................  62

                                                                         Page
                                                                         -----
ITEM 2. ELECTION OF TRUSTEES............................................    63
    Committee and Board Meetings........................................    65
    Compliance with Section 16(a) of the Securities Exchange Act of
     1934...............................................................    65
    Interested Persons..................................................    65
    Compensation of Trustees............................................    65
    Officers of MuniHoldings Pennsylvania...............................    65
ITEM 3. SELECTION OF INDEPENDENT AUDITORS...............................    66
INFORMATION CONCERNING THE ANNUAL MEETING OF MUNIHOLDINGS PENNSYLVANIA
 AND THE SPECIAL MEETINGS OF MUNIYIELD PENNSYLVANIA AND MUNIVEST
 PENNSYLVANIA...........................................................    66
    Date, Time and Place of Meetings....................................    66
    Solicitation, Revocation and Use of Proxies.........................    66
    Record Date and Outstanding Shares..................................    66
    Security Ownership of Certain Beneficial Owners and Management......    67
    Voting Rights and Required Vote.....................................    67
ADDITIONAL INFORMATION..................................................    68
    Year 2000 Issues....................................................    69
CUSTODIAN...............................................................    69
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR.................    69
LEGAL PROCEEDINGS.......................................................    70
LEGAL OPINIONS..........................................................    70
EXPERTS.................................................................    70
SHAREHOLDER PROPOSALS...................................................    70
INDEX TO FINANCIAL STATEMENTS...........................................   F-1
EXHIBIT I--INFORMATION PERTAINING TO EACH FUND..........................   I-1
EXHIBIT II--AGREEMENT AND PLAN OF REORGANIZATION........................  II-1
EXHIBIT III--ECONOMIC AND OTHER CONDITIONS IN PENNSYLVANIA.............. III-1
EXHIBIT IV--RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER.............  IV-1
EXHIBIT V--PORTFOLIO INSURANCE..........................................   V-1
EXHIBIT VI--SECTIONS OF MASSACHUSETTS BUSINESS CORPORATION LAW..........  VI-1

                                 INTRODUCTION

  This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Boards of Trustees of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania for use at the Meetings to be held at the offices of Merrill Lynch Asset Management, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on December 15, 1999, at the time specified for each Fund in Exhibit I to this Proxy Statement and Prospectus. The mailing address for each of the Funds is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is November 12, 1999.

  Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of MuniYield Pennsylvania, MuniVest Pennsylvania or MuniHoldings Pennsylvania, as applicable, at the address indicated above or by voting in person at the appropriate Meeting. All properly executed proxies received prior to the Meetings will be voted at the Meetings in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, (a) all proxies will be voted "FOR"
Item 1 to approve the Agreement and Plan of Reorganization among MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania (the "Agreement and Plan of Reorganization"); and (b) for the shareholders of MuniHoldings Pennsylvania only, all proxies submitted by MuniHoldings Pennsylvania shareholders will be voted "FOR" Item 2 to elect a Board of Trustees of MuniHoldings Pennsylvania to serve for the ensuing year; and "FOR"
Item 3 to ratify the selection of Deloitte & Touche LLP as the independent auditors of MuniHoldings Pennsylvania for its current fiscal year.

  With respect to Item 1, assuming a quorum is present at the Meetings, approval of the Agreement and Plan of Reorganization will require the affirmative vote of shareholders representing (i) a majority of the outstanding Common Shares of MuniYield Pennsylvania and MuniYield Pennsylvania AMPS, voting together as a single class, and a majority of the outstanding shares of MuniYield Pennsylvania AMPS, voting separately as a class, (ii) a majority of the outstanding Common Shares of MuniVest Pennsylvania and MuniVest Pennsylvania AMPS, voting together as a single class, and a majority of the outstanding shares of MuniVest Pennsylvania AMPS, voting separately as a class, and (iii) a majority of the outstanding Common Shares of MuniHoldings Pennsylvania and MuniHoldings Pennsylvania AMPS, Series A, voting together as a single class, and a majority of the outstanding shares of MuniHoldings Pennsylvania AMPS, Series A, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by shareholders of all three Funds, the Reorganization will not take place if shareholders of any one Fund do not approve the Agreement and Plan of Reorganization.

  With respect to Item 2, holders of MuniHoldings Pennsylvania AMPS, Series A, are entitled to elect two Trustees of MuniHoldings Pennsylvania, and holders of MuniHoldings Pennsylvania Common Shares and AMPS, voting together as a single class, are entitled to elect the remaining Trustees of MuniHoldings Pennsylvania. Assuming a quorum is present at the annual meeting of MuniHoldings Pennsylvania, election of the two Trustees of MuniHoldings Pennsylvania to be elected by the holders of AMPS, voting separately as a class, will require the affirmative vote of a majority of the votes cast by the holders of MuniHoldings Pennsylvania AMPS, Series A, represented at the annual meeting and entitled to vote; and election of the remaining Trustees of MuniHoldings Pennsylvania will require the affirmative vote of a majority of the votes cast by the holders of Common Shares and the holders of AMPS, represented at the annual meeting and entitled to vote, voting together as a single class.

  With respect to Item 3, assuming a quorum is present at the annual meeting of MuniHoldings Pennsylvania, approval of the ratification of the selection of independent auditors of MuniHoldings Pennsylvania will require the affirmative vote of a majority of the MuniHoldings Pennsylvania Common Shares and AMPS represented at the annual meeting in person or by proxy, and entitled to vote, voting together as a single class.

  The Board of Trustees of each of the Funds has fixed the close of business on October 20, 1999 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the

Meetings or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the Record Date, each Fund had outstanding the number of Common Shares and AMPS indicated in Exhibit I. To the knowledge of the management of each of the Funds, no person owned beneficially more than 5% of the respective outstanding shares of either class of capital stock of any Fund at the Record Date.

  The Boards of Trustees of the Funds know of no business other than that discussed in Items 1, 2 and 3 above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

  The class of shareholders solicited and entitled to vote on each proposal is outlined in the chart below:

                                     MuniYield        MuniVest       MuniHoldings
                                   Pennsylvania     Pennsylvania     Pennsylvania
------------------------------------------------------------------------------------
                                   Common           Common           Common
                Item               Shares   AMPS    Shares   AMPS    Shares   AMPS
------------------------------------------------------------------------------------
  1. Approval of Agreement and
     Plan of Reorganization.......     Yes     Yes      Yes     Yes      Yes     Yes
------------------------------------------------------------------------------------
  2. Election of Trustees (1).....      No      No       No      No      Yes     Yes
------------------------------------------------------------------------------------
  3. Ratification of Selection of
     Independent Auditors.........      No      No       No      No      Yes     Yes

--------
(1) Seven Trustees of MuniHoldings Pennsylvania are to be elected: two Trustees are to be elected by the holders of MuniHoldings Pennsylvania AMPS voting separately as a class; and the remaining five Trustees are to be elected by holders of MuniHoldings Pennsylvania Common Shares and AMPS, voting together as a single class.

                          ITEM 1. THE REORGANIZATION

SUMMARY

  The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan of Reorganization attached hereto as Exhibit II.

  In this Proxy Statement and Prospectus, the term "Reorganization" refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of MuniVest Pennsylvania by MuniYield Pennsylvania and the subsequent distribution of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, respectively, to the holders of MuniVest Pennsylvania Common Shares and MuniVest Pennsylvania AMPS; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of MuniHoldings Pennsylvania by MuniYield Pennsylvania and the subsequent distribution of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, respectively, to the holders of MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS, Series A; (iii) the designation of the currently outstanding series of AMPS of MuniYield Pennsylvania as Series A, (iv) the amendment to the investment policies of MuniYield Pennsylvania to provide that the Fund be subject to the requirement that under normal circumstances the Fund will invest at least 80% of its total assets in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest, as well as the change in the Fund's name to "MuniYield Pennsylvania Insured Fund" and (v) the subsequent deregistration and termination of each of MuniVest Pennsylvania and MuniHoldings Pennsylvania.

  At meetings of the Boards of Trustees of each of the Funds, the Board of Trustees of MuniVest Pennsylvania and MuniHoldings Pennsylvania voted unanimously to approve the Reorganization and the Board of Trustees of MuniYield Pennsylvania approved the Reorganization by the affirmative vote of all of the Trustees present at the meeting, representing more than two-thirds of the total number of Trustees. Subject to obtaining the necessary approvals from the shareholders of each of the Funds, the Board of Trustees of each Acquired Fund also deemed advisable the deregistration of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its termination under the laws of the Commonwealth of Massachusetts. The Reorganization requires approval of the shareholders of each of the three Funds. The Reorganization will not take place if the shareholders of any one Fund do not approve the Agreement and the Plan of Reorganization.

  Each of the Funds seeks to provide shareholders with current income exempt from Federal income tax and Pennsylvania personal income taxes. Each of the Funds seeks to achieve its investment objective by investing primarily in a portfolio of long-term investment grade Pennsylvania municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and Pennsylvania personal income taxes. With the exception of MuniYield Pennsylvania, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. Unlike the other Funds, MuniYield Pennsylvania is not currently required to invest in municipal obligations that are covered by insurance; however, after the Reorganization, MuniYield Pennsylvania will be subject to the same requirement as the Acquired Funds. In connection with approving the Reorganization, the Board of Trustees of MuniYield Pennsylvania approved this change in the investment policies of that Fund to provide that the Fund will invest at least 80% of its assets in municipal obligations either (i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. The Board of Trustees of MuniYield Pennsylvania also approved a change in the name of that Fund to "MuniYield Pennsylvania Insured Fund."

  Investing in insured Municipal Bonds and Pennsylvania Municipal Bonds may result in a Fund's having a lower yield than a fund that does not invest in insured bonds. FAM believes, however, that any such decrease in yield would not be material and would be offset by the lower overall operating expense ratio of the combined fund after the Reorganization. In addition, because the portfolio of MuniYield Pennsylvania currently consists of a high percentage of insured Municipal Bonds and Pennsylvania Municipal Bonds (as of October 21, 1999, approximately 58.5%), it is not anticipated that it will be necessary to engage in a significant restructuring of the portfolio of MuniYield Pennsylvania or to dispose of a substantial number of holdings as a result of the Reorganization.

  Each of the Funds is a non-diversified, leveraged, closed-end management investment company registered under the Investment Company Act. If the shareholders of the Funds approve the Reorganization, (i) MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS will be issued to MuniVest Pennsylvania in exchange for the assets of MuniVest Pennsylvania; (ii) MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS will be issued to MuniHoldings Pennsylvania in exchange for the assets of MuniHoldings Pennsylvania; and (iii) MuniVest Pennsylvania and MuniHoldings Pennsylvania will distribute these shares to their respective shareholders as provided in the Agreement and Plan of Reorganization. After the Reorganization, each of MuniVest Pennsylvania and MuniHoldings Pennsylvania will terminate its registration under the Investment Company Act and its organization under Massachusetts law.

  Based upon their evaluation of all relevant information, the Trustees of each of the Funds have determined that the Reorganization will potentially benefit the holders of Common Shares of that Fund. Specifically, after the Reorganization, shareholders of each of the Acquired Funds will remain invested in a closed-end fund that has an investment objective and policies substantially similar to the Acquired Fund's investment objective and policies and that uses substantially the same management personnel. In addition, it is anticipated that holders of Common Shares of each of the Funds will be subject to a reduced overall operating expense ratio based on the anticipated pro forma combined total operating expenses and the total combined assets of the surviving fund after the Reorganization. The Boards also considered the relative tax positions of the Funds' portfolios and the effect on MuniYield Pennsylvania shareholders of the change in investment policy. It is not anticipated that the Reorganization will directly benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

  If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the Internal Revenue Service (the "IRS") concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect. Under the Agreement and Plan of Reorganization, however, the Board of Trustees of any Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the shareholders of that Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, whether before or after approval by the Funds' shareholders, at any time prior to the Exchange Date (as defined below), (i) by mutual consent of the Boards of Trustees of all of the Funds or (ii) by the Board of Trustees of any Fund if any condition to that Fund's obligations has not been fulfilled or waived by such Fund's Board of Trustees.

    Pro Forma Fee Table for MuniYield Pennsylvania, MuniVest Pennsylvania, MuniHoldings Pennsylvania and Pro Forma MuniYield Pennsylvania as of June 30,
                           1999 (Unaudited) (a)

                                            Actual
                            --------------------------------------  Pro Forma
                             MuniYield     MuniVest   MuniHoldings  MuniYield
                            Pennsylvania Pennsylvania Pennsylvania Pennsylvania
                            ------------ ------------ ------------ ------------
Common Shareholder
 Transaction Expenses
 Maximum Sales Load (as a
  percentage of the
  offering price) imposed
  on purchases of Common
  Shares...................     None(b)      None(b)      None(b)      None(c)
 Dividend Reinvestment and
  Cash Purchase Plan Fees..     None         None         None         None
Annual Expenses (as a
 percentage of net assets
 attributable to Common
 Shares at June 30,
 1999)(d)
 Investment Advisory
  Fees(e)..................     0.73%        0.76%        0.92%        0.76%
 Interest Payments on
  Borrowed Funds...........     None         None         None         None
 Other Expenses............     0.43%        0.57%        0.79%        0.34%
                                ----         ----         ----         ----
Total Annual Expenses(e)...     1.16%        1.33%        1.71%        1.10%
                                ====         ====         ====         ====

--------
(a) No information is presented with respect to AMPS because no Fund's operating expenses or expenses of the Reorganization will be borne by the holders of AMPS of any of the Funds. Generally, AMPS are sold at a fixed liquidation preference of $25,000 per share and investment return is set at an auction.
(b) Common Shares purchased in the secondary market may be subject to brokerage commissions or other charges.
(c) No sales load will be charged on the issuance of shares in the Reorganization. Common Shares are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.

(d) The annual operating expenses for pro forma MuniYield Pennsylvania are projections for a 12-month period.

(e) Based on net assets of each Fund and pro forma MuniYield Pennsylvania, excluding assets attributable to AMPS. If assets attributable to AMPS are included, the Investment Advisory Fees would be 0.50% for MuniYield Pennsylvania, MuniVest Pennsylvania and pro forma MuniYield Pennsylvania, and 0.55% for MuniHoldings Pennsylvania and the Total Annual Expenses would be 0.79%, 0.87%, 1.02%, and 0.72%.

Example:

                   Cumulative Expenses Paid on Common Shares
                          for the Periods Indicated:

                                                         1     3     5    10
                                                        Year Years Years Years
                                                        ---- ----- ----- -----
An investor would pay the following expenses on a
 $1,000 investment assuming (1) the operating expense
 ratio for each Fund (as a percentage of net assets
 attributable to Common Shares) set forth in the table
 above and (2) a 5% annual return throughout the
 period:
  MuniYield Pennsylvania............................... $12   $37   $64  $141
  MuniVest Pennsylvania................................ $14   $42   $73  $160
  MuniHoldings Pennsylvania............................ $17   $54   $93  $202
  Pro Forma MuniYield Pennsylvania*.................... $11   $35   $61  $134

--------
* Assumes that the Reorganization had taken place on June 30, 1999.

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a holder of Common Shares of each of the Funds will bear directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Example set forth above assumes that Common Shares were purchased in the initial offerings and the reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by Securities and Exchange Commission (the "SEC") regulations. The Example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example. See "The Reorganization--Potential Benefits to Shareholders of the Funds as a Result of the Reorganization."

Business of MuniYield
 Pennsylvania..................  MuniYield Pennsylvania was organized as a business trust under the laws of the
                                 Commonwealth of Massachusetts on August 24,
                                 1992 and commenced operations on October 30, 1992. MuniYield Pennsylvania is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide shareholders with current income exempt from Federal income tax and Pennsylvania personal income taxes. MuniYield Pennsylvania seeks to achieve its investment objective by investing primarily in a portfolio of long-term investment grade municipal obligations issued by or on behalf of the Commonwealth of Pennsylvania, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes and Pennsylvania personal income taxes ("Pennsylvania Municipal Bonds"). Unlike the other Funds, MuniYield Pennsylvania currently is not required to invest in municipal obligations that are covered by insurance. Upon approval of the Reorganization, however, the combined fund will be subject to the requirement that under normal circumstances, at least 80% of its total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term Pennsylvania Municipal Bonds and other long-term municipal obligations exempt from Federal income tax but not Pennsylvania personal income taxes ("Municipal Bonds") with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 22.92 years as of

                                 September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon the assessment of Fund Asset Management, L.P. ("FAM"), the Fund's investment adviser, of economic and market conditions. See "Comparison of the Funds--Investment Objectives and Policies."

                                 MuniYield Pennsylvania has outstanding Common Shares and one series of AMPS ("MuniYield Pennsylvania AMPS"). As of September 30, 1999, MuniYield Pennsylvania had net assets of $122,409,730.

Business of MuniVest
 Pennsylvania..................  MuniVest Pennsylvania was organized as a business trust under the laws of the
                                 Commonwealth of Massachusetts on May 6, 1993 and commenced operations on July 30, 1993. MuniVest Pennsylvania is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide shareholders with current income exempt from Federal income tax and Pennsylvania personal income taxes. MuniVest Pennsylvania seeks to achieve its objective by investing primarily in a portfolio of Pennsylvania Municipal Bonds. Under normal circumstances, at least 80% of MuniVest Pennsylvania's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term Pennsylvania Municipal Bonds and Municipal Bonds with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 21.63 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon FAM's assessment of economic and market conditions. See "Comparison of the Funds--Investment Objectives and Policies."

                                 MuniVest Pennsylvania has outstanding Common
                                 Shares and one series of AMPS ("MuniVest
                                 Pennsylvania AMPS.") As of September 30,
                                 1999, MuniVest Pennsylvania had net assets of $77,247,018.

Business of MuniHoldings
 Pennsylvania..................
                                 MuniHoldings Pennsylvania was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 3, 1998 and commenced operations on February 26, 1999. MuniHoldings Pennsylvania is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide shareholders with current income exempt from Federal income taxes and Pennsylvania personal income taxes. MuniHoldings Pennsylvania seeks to achieve its investment objective by investing primarily in a portfolio of Pennsylvania Municipal Bonds. Under normal circumstances, at least 80% of MuniHoldings Pennsylvania's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term Pennsylvania Municipal Bonds and Municipal Bonds with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 22.48 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon FAM's assessment of economic and market conditions. See "Comparison of the Funds--Investment Objectives and Policies."

                                 MuniHoldings Pennsylvania has outstanding
                                 Common Shares and one series of AMPS,
                                 designated Series A ("MuniHoldings
                                 Pennsylvania AMPS"). As of September 30,
                                 1999, MuniHoldings Pennsylvania had net
                                 assets of $48,681,903.

Comparison of the Funds........
                                 Investment Objectives and Policies. The Funds have substantially similar investment objectives and policies. All three Funds seek to provide shareholders (including holders of AMPS) with current income exempt from Federal income tax and Pennsylvania personal income taxes and seek to maintain as much of their respective portfolios invested in Pennsylvania Municipal Bonds as possible. The policies of MuniYield Pennsylvania, however, differ from the policies of the other Funds in that MuniYield Pennsylvania currently is not subject to the requirement that 80% of its assets be invested in municipal obligations covered by insurance. After the Reorganization, however, the combined fund will be subject to this requirement. See "Comparison of the Funds--Investment Objectives and Policies."

                                 Capital Shares. Each Fund has outstanding both Common Shares and AMPS. The Common Shares of MuniYield Pennsylvania and MuniVest Pennsylvania are traded on the NYSE while the Common Shares of MuniHoldings Pennsylvania are traded on the AMEX. As of September 30, 1999, (i) the net asset value per share of MuniYield Pennsylvania Common Shares was $13.99 and the market price per share was $12.5625; (ii) the net asset value per share of MuniVest Pennsylvania Common Shares was $12.31 and the market price per share was $11.6875; and (iii) the net asset value per share of MuniHoldings Pennsylvania Common Shares was $12.98 and the market price per share was $12.00. The AMPS of each of the Funds have a liquidation preference of $25,000 per share and are sold principally at auctions. See "Comparison of the Funds-- Capital Shares."

                                 Auctions generally have been held and will be held every seven days for each series of AMPS of each of the Funds unless the applicable Fund elects, subject to certain limitations, to have a special dividend period. In connection with the Reorganization, a holder of AMPS of MuniHoldings Pennsylvania will receive MuniYield Pennsylvania AMPS with a dividend payment date and an auction date that fall on a day of the week that is different from the schedule of the AMPS of MuniHoldings Pennsylvania that he or she holds. See "Comparison of the Funds--Capital Shares." The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.

                                                                       Dividend
                    Auction Date                       Fund     Series   Rate
                    ------------                   ------------ ------ --------
                    October 18, 1999.............. MuniYield       *    3.35%
                                                   Pennsylvania

                    October 27, 1999.............. MuniVest        *    3.35%
                                                   Pennsylvania

                    October 25, 1999.............. MuniHoldings    A    2.99%
                                                   Pennsylvania

                                 --------
                                 * No series designation.

                                 Advisory Fees. The investment adviser for each of the Funds is Fund Asset Management, L.P. ("FAM"). The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The Asset Management Group of Merrill Lynch & Co., Inc. ("ML & Co.") (which includes FAM) acts as investment adviser for over 100 other registered investment companies and also offers portfolio management and portfolio analysis services to individuals and institutional accounts.

                                 FAM is responsible for the management of each Fund's investment portfolio and for providing administrative services to each Fund. Robert
                                 A. DiMella and William R. Bock serve as the portfolio managers for MuniHoldings Pennsylvania; William R. Bock serves as the portfolio manager for MuniYield Pennsylvania and for MuniVest Pennsylvania and he will serve as portfolio manager of the combined fund after the Reorganization.

                                 Pursuant to separate investment advisory agreements between each Fund and FAM, MuniYield Pennsylvania and MuniVest Pennsylvania pay FAM a monthly fee at the annual rate of 0.50% of such Fund's average weekly net assets, including assets acquired from the sale of AMPS, and MuniHoldings Pennsylvania pays FAM a monthly fee at the annual rate of 0.55% of such Fund's average weekly net assets, including assets acquired from the sale of AMPS. Subsequent to the Reorganization, FAM will continue to receive compensation pursuant to the investment advisory agreement with MuniYield Pennsylvania at the rate of 0.50% of the average weekly net assets, including assets acquired from the sale of AMPS, of the combined fund. For MuniHoldings Pennsylvania, this represents a fee reduction. See "Comparison of the Funds--Management of the Funds."

                                 Other Significant Fees. The Bank of New York is the custodian, transfer agent, dividend disbursing agent and registrar for the Common Shares of MuniVest Pennsylvania and MuniHoldings Pennsylvania. State Street Bank and Trust Company is the custodian, transfer agent, dividend disbursing agent and registrar for the Common Shares of MuniYield Pennsylvania. The Bank of New York is the transfer agent, dividend disbursing agent, registrar and auction agent for each Fund's AMPS. The Bank of New York and State Street Bank and Trust Company each receives a fee for these services. The principal business addresses are as follows:
                                 The Bank of New York, 90 Washington Street,
                                 New York, New York 10286 (for its custodial services) and 101 Barclay Street, New York, New York 10286 (for its transfer agency and auction agency services); State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (for its transfer agency services) and One Heritage Drive, PZN, North Quincy, Massachusetts 02171 (for its custodial services). See "Comparison of the Funds--Management of the Funds."

                                 Overall Expense Ratio. As of June 30, 1999, the overall annualized operating expense ratio for MuniYield Pennsylvania was 1.16%, based on net assets of approximately $86.3 million excluding AMPS, and 0.79%, based on net assets of approximately $126.3 million including AMPS; the overall annualized operating expense ratio for MuniVest Pennsylvania was 1.33%, based on net assets of approximately $52.2 million excluding AMPS, and 0.87%, based on net assets of approximately $79.7 million including AMPS; and the overall annualized operating expense ratio for MuniHoldings Pennsylvania was 1.71%, based on net assets of approximately $30.1 million excluding AMPS, and 1.02%, based on net assets of approximately $50.6 million including AMPS. If the Reorganization had taken place on June 30, 1999, the overall operating expense ratio for pro forma MuniYield Pennsylvania would have been 1.10%, based on net assets of approximately $168.6 million excluding AMPS, and 0.72%, based on net assets of approximately $256.6 million including AMPS.

                                 Purchases and Sales of Common Shares and
                                 AMPS. Purchase and sale procedures for the Common Shares of each of the Funds are identical, and investors typically purchase and sell Common Shares of the Funds through a registered broker-dealer on the NYSE or the AMEX, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell Common Shares of the Funds through privately negotiated transactions with existing shareholders.

                                 Purchase and sale procedures for the AMPS of each of the Funds also are identical. Such AMPS generally are purchased and sold at separate auctions conducted on a regular basis by The Bank of New York, as the auction agent for each Fund's AMPS (the "Auction Agent"). Unless otherwise permitted by the Funds, existing and potential holders of AMPS only may participate in auctions through their broker-dealers. Broker-dealers submit the orders of their respective customers who are existing and potential holders of AMPS to the Auction Agent. On or prior to each auction date for the AMPS (the business day next preceding the first day of each dividend period), each holder may submit orders to buy, sell or hold AMPS to its broker-dealer. Outside of these auctions, shares of AMPS may be purchased or sold through broker-dealers for the AMPS in a secondary trading market maintained by the broker-dealers. However, there can be no assurance that a secondary market will develop or if it does develop, that it will provide holders with a liquid trading market for the AMPS of any of the Funds.

                                 Ratings of AMPS. The AMPS of each Fund have been assigned a rating of AAA from Standard & Poor's ("S&P") and "aaa" from Moody's Investors Service, Inc. ("Moody's"). See "Comparison of the Funds--Rating Agency Guidelines."

                                 Portfolio Insurance. With the exception of MuniYield Pennsylvania, each of the other Funds has a similar policy with respect to obtaining insurance for portfolio securities. Under normal circumstances, at least 80% of each Fund's assets will be invested in municipal obligations either (i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. MuniYield Pennsylvania currently has no policy with respect to maintaining insurance on its portfolio; however, after the Reorganization, MuniYield Pennsylvania also will, under normal circumstances, have at least 80% of its assets invested in municipal obligations either (i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. See "Comparison of the Funds-- Investment Objectives and Policies--Portfolio Insurance."

                                 Ratings of Municipal Obligations. Each of the Funds will invest only in municipal obligations that at the time of purchase are considered investment grade. See "Exhibit IV--Ratings of Municipal Bonds and Commercial Paper."

                                 Portfolio Transactions. The portfolio
                                 transactions in which the Funds may engage are similar, as are the procedures for such transactions. See "Comparison of the Funds-- Portfolio Transactions."

                                 Dividends and Distributions. The methods of dividend payment and distributions are similar for all of the Funds, both with respect to the Common Shares and the AMPS of each Fund. See "Comparison of the Funds-- Dividends and Distributions."

                                 Net Asset Value. The net asset value per Common Share of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a Common Share of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding AMPS of the Fund is divided by the total number of Common Shares of the Fund outstanding at such time. Expenses, including fees payable to FAM, are accrued daily. See "Comparison of the Funds-- Net Asset Value."

                                 Voting Rights. The corresponding voting
                                 rights of the holders of Common Shares of each of the Funds are substantially similar. Likewise, the corresponding voting rights of the holders of each Fund's AMPS are substantially similar. See "Comparison of the Funds--Capital Shares."

                                 Shareholder Services. An automatic dividend reinvestment plan is available to holders of Common Shares of each Fund. The plans are similar for the three Funds. See "Comparison of the Funds--Automatic Dividend Reinvestment Plan." Other shareholder services, including the provision of annual and semi-annual reports, are the same for the three Funds.

  Outstanding Securities of MuniYield Pennsylvania, MuniVest Pennsylvania and
            MuniHoldings Pennsylvania as of September 30, 1999

                                                            Amount Outstanding
                                             Amount Held By Exclusive of Amount
                                    Amount    Fund for its       Shown in
     Title of Class               Authorized  Own Account     Previous Column
     --------------               ---------- -------------- -------------------
MuniYield Pennsylvania
  Common Shares.................. Unlimited       -0-            5,891,406
  AMPS........................... 1,000,000       -0-                1,600
MuniVest Pennsylvania
  Common Shares.................. Unlimited       -0-            4,041,184
  AMPS........................... 1,000,000       -0-                1,100
MuniHoldings Pennsylvania
  Common Shares.................. Unlimited       -0-            2,170,570
  AMPS........................... 1,000,000       -0-                  820

Tax Considerations.............  The Funds have jointly requested a private letter ruling from the IRS with respect to the Reorganization to the effect that, among other things, no Fund will recognize gain or loss on the transaction and the shareholders of the Acquired Funds will not recognize gain or loss on the exchange of their shares for MuniYield Pennsylvania Common Shares (except to the extent that a holder of Common Shares in an Acquired Fund receives cash representing an interest in less than a full share of MuniYield Pennsylvania Common Shares in the Reorganization) or MuniYield Pennsylvania AMPS. The consummation of the Reorganization is subject to the receipt of such ruling or of an opinion of counsel to the same effect. The Reorganization will not affect the status of MuniYield Pennsylvania as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Each of the Acquired Funds will liquidate pursuant to the Reorganization. See "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization."

RISK FACTORS AND SPECIAL CONSIDERATIONS

  Since each of the three Funds invests primarily in a portfolio of Pennsylvania Municipal Bonds, any risks inherent in such investments apply equally to all three Funds and will also apply to the combined fund after the Reorganization. It is expected that the Reorganization itself will not adversely affect the rights of holders of Common Shares or of any series of AMPS of any of the Funds or create additional risks.

Pennsylvania Municipal Bonds

  Each of the Funds ordinarily invests at least 65% of its portfolio in Pennsylvania Municipal Bonds and at least 80% of its portfolio in Pennsylvania Municipal Bonds and other Municipal Bonds. As a result, each Fund is more exposed to risks affecting issuers of Pennsylvania Municipal Bonds than is a municipal bond fund that invests more widely. See "Comparison of the Funds-- Special Considerations Relating to Pennsylvania Municipal Bonds" and Exhibit III--"Economic and Other Conditions in Pennsylvania."

Interest Rate and Credit Risk

  Each Fund invests in municipal bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Non-diversification

  Each Fund is registered as a "non-diversified" investment company. This means that the Fund may invest a greater percentage of its assets in a single issuer than a diversified investment company. Since a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more exposed to the effects of any single economic, political or regulatory occurrence than a more widely-diversified fund. Even as a non-diversified fund, each Fund must still meet the diversification requirements of applicable Federal income tax law.

Rating Categories

  The Funds intend to invest in municipal bonds that are rated investment grade by S&P, Moody's or Fitch IBCA, Inc. ("Fitch") or are considered by FAM to be of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics.

Private Activity Bonds

  Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in a Fund to a Federal alternative minimum tax.

Portfolio Insurance

  Each of the Funds, other than MuniYield Pennsylvania, currently is subject to certain investment restrictions imposed by guidelines of the insurance companies that issue portfolio insurance. Following the Reorganization, MuniYield Pennsylvania also will be subject to these guidelines. The Funds do not believe these guidelines prevent FAM from managing the Funds' portfolios in accordance with the Funds' investment objectives and policies.

Leverage

  Currently, the outstanding MuniYield Pennsylvania AMPS represent approximately 35% of that Fund's capital, the outstanding MuniVest Pennsylvania AMPS represent approximately 35% of that Fund's capital and the outstanding MuniHoldings Pennsylvania AMPS represent approximately 40% of that Fund's capital. After the Reorganization, the outstanding AMPS of the combined fund will be permitted to represent approximately 40% of the combined fund's capital.

  Use of leverage, through the issuance of AMPS, involves certain risks to holders of Common Shares of each of the Funds. For example, each Fund's issuance of AMPS may result in higher volatility of the net asset value of its Common Shares and potentially more volatility in the market value of its Common Shares. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the AMPS will affect the yield to holders of Common Shares. Under certain circumstances, when a Fund is required to allocate taxable income to holders of AMPS, the Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from that allocation (an "Additional Distribution"). Leverage will allow holders of each Fund's Common Shares to realize a higher current rate of return than if the Fund were not leveraged as long as the Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Distribution) paid on the AMPS. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of the Fund's Common Shares, the use of leverage will increase the amount of such gains distributed to holders of the Fund's Common Shares. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Distribution) on the AMPS approaches the net return on a Fund's investment portfolio, the benefit of leverage to holders of Common Shares will be decreased. If the current dividend rate (and any Additional Distribution) on the AMPS were to exceed the net return on a Fund's portfolio, holders of Common Shares would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing AMPS and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any AMPS offering) will be borne entirely by holders of the Fund's Common Shares, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of Common Shares than if the Fund were not leveraged. If a Fund is liquidated, holders of that Fund's AMPS will be entitled to receive liquidating distributions before any distribution is made to holders of Common Shares of that Fund.

  In an extreme case, a decline in net asset value could affect each Fund's ability to pay dividends on its Common Shares. Failure to make such dividend payments could adversely affect the Fund's qualification as a RIC under the Federal tax laws. See "Comparison of Funds--Tax Rules Applicable to the Funds and their Shareholders." However, each Fund intends to take all measures necessary to make dividend payments on its Common Shares. If a Fund's current investment income is ever insufficient to meet dividend payments on either the Common Shares or the AMPS, the Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its AMPS for any reason and may redeem all or part of its AMPS under the following circumstances:

  . if the Fund anticipates that its leveraged capital structure will result in a lower rate of return for any significant amount of time to holders of Common Shares than the Fund can obtain if the Common Shares were not leveraged,

  . if the asset coverage for the AMPS declines below 200%, either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of Common Shares in tender offers or otherwise, or

  . in order to maintain the asset coverage established by Moody's and S&P in rating the AMPS.

Redemption of the AMPS or insufficient investment income to make dividend payments, may reduce the net asset value of the Common Shares and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

Portfolio Management

  The portfolio management strategies of the Funds are the same. In the event of an increase in short-term or medium-term rates or other change in market conditions to the point where a Fund's leverage could adversely affect holders of Common Shares as noted above, or in anticipation of such changes, each Fund may attempt to shorten the average maturity of its investment portfolio, which would tend to offset the negative impact of leverage on holders of its Common Shares. Each Fund also may attempt to reduce the degree to which it is leveraged by redeeming AMPS pursuant to the provisions of the Fund's Certificate of Designation establishing the rights and preferences of the AMPS or otherwise purchasing shares of AMPS. Purchases and sales or redemptions of AMPS, whether on the open market or in negotiated transactions, are subject to limitations under the Investment Company Act. If market conditions subsequently change, each Fund may sell previously unissued shares of AMPS or shares of AMPS that the Fund previously issued but later repurchased or redeemed.

Inverse Floating Obligations

  A Fund's investments in "inverse floating obligations" or "residual interest bonds" provide investment leverage because their market value increases or decreases in response to market changes at a greater rate than fixed rate, long term tax exempt securities. The market values of such securities are more volatile than the market values of fixed rate, tax exempt securities.

Options and Futures Transactions

  Each Fund may engage in certain options and futures transactions to reduce its exposure to interest rate movements. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer. Each Fund also may suffer a loss if the other party to the transaction fails to meet its obligations. The Funds are not required to use hedging and may choose not to do so.

Antitakeover Provisions

  The Declaration of Trust of each of the Funds includes provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

Ratings Considerations

  The Funds have received ratings of their AMPS of AAA from S&P and "aaa" from Moody's. In order to maintain these ratings, the Funds are required to maintain portfolio holdings meeting specified guidelines of such rating agencies. These guidelines may impose asset coverage requirements that are more stringent than those imposed by the Investment Company Act.

  As described by Moody's and S&P, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings of the AMPS are not recommendations to purchase, hold or sell AMPS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the rating agency guidelines address the likelihood that a holder of AMPS will be able to sell such shares in an auction. The ratings are based on current information furnished to Moody's and S&P by the Funds and FAM and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Shares of the Funds has not been rated by a nationally recognized statistical rating organization.

  The Board of Trustees of each of the Funds, without shareholder approval, may amend, alter or repeal certain definitions or restrictions which have been adopted by the Fund pursuant to the rating agency guidelines, in the event the Fund receives confirmation from the rating agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to AMPS.

COMPARISON OF THE FUNDS

Financial Highlights

 MuniYield Pennsylvania

  The financial information in the table below, except for the six months ended April 30, 1999 which is unaudited and has been provided by FAM, has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                             Six
                           Months
                            Ended            For The Year Ended October 31,                  For the Period
                          April 30,   ---------------------------------------------------   October 30, 1992+
                            1999       1998     1997     1996     1995    1994     1993    to October 31, 1992
                          ---------   ------  --------  -------  ------  ------   -------  -------------------
Increase (Decrease) in
 Net Asset Value:
Per Share Operating
 Performance:
Net asset value,
 beginning of period....   $ 16.01    $15.86  $  15.32  $ 15.36  $13.86  $16.37   $ 14.13        $14.18
                           -------    ------  --------  -------  ------  ------   -------        ------
Investment income--net..       .53      1.12      1.13     1.15    1.17    1.15      1.12           --
Realized and unrealized
 gain (loss) on
 investments--net.......      (.24)      .46       .66     (.03)   1.53   (2.41)     2.30           --
                           -------    ------  --------  -------  ------  ------   -------        ------
Total from investment
 operations.............       .29      1.58      1.79     1.12    2.70   (1.26)     3.42           --
                           -------    ------  --------  -------  ------  ------   -------        ------
Less dividends and
 distributions to
 holders of Common
 Shares:
 Investment income--
  net...................      (.46)     (.88)     (.89)    (.91)   (.89)   (.91)     (.85)          --
 Realized gain on
  investments--net......      (.45)     (.27)     (.09)     --      --     (.12)      --            --
 In excess of realized
  gain on investments--
  net...................       --        --        --       --     (.05)    --        --            --
                           -------    ------  --------  -------  ------  ------   -------        ------
Total dividends and
 distributions to
 holders of Common
 Shares.................      (.91)    (1.15)     (.98)    (.91)   (.94)  (1.03)     (.85)          --
                           -------    ------  --------  -------  ------  ------   -------        ------
Capital charge resulting
 from issuance of Common
 Shares.................       --        --        --       --      --      --        --           (.05)
                           -------    ------  --------  -------  ------  ------   -------        ------
Effect of Preferred
 Share activity++:
 Dividends and
  distributions to
  holders of Preferred
  Shares:
 Investment income--
  net...................      (.07)     (.18)     (.24)    (.25)   (.25)   (.20)     (.18)          --
 Realized gain on
  investments--net......      (.06)     (.10)     (.03)     --      --     (.02)      --            --
 In excess of realized
  gain on investments--
  net...................       --        --        --       --     (.01)    --        --            --
 Capital charge
  resulting from
  issuance of Preferred
  Shares................       --        --        --       --      --      --       (.15)          --
                           -------    ------  --------  -------  ------  ------   -------        ------
Total effect of
 Preferred Share
 activity...............      (.13)     (.28)     (.27)    (.25)   (.26)   (.22)     (.33)          --
                           -------    ------  --------  -------  ------  ------   -------        ------
Net asset value, end of
 period.................   $ 15.26    $16.01  $  15.86  $ 15.32  $15.36  $13.86   $ 16.37        $14.13
                           =======    ======  ========  =======  ======  ======   =======        ======
Market price per share,
 end of period..........   $15.125    $16.50  $14.8125  $14.125  $13.75  $11.00   $16.375        $15.00
                           =======    ======  ========  =======  ======  ======   =======        ======
Total Investment
 Return:**
Based on market price
 per share..............     (2.97%)#  19.82%    12.15%    9.48%  34.17% (27.82%)   15.30%          .00%#
                           =======    ======  ========  =======  ======  ======   =======        ======
Based on net asset value
 per share..............       .89%#    8.58%    10.71%    6.30%  18.95%  (9.02%)   22.36%         (.35%)#
                           =======    ======  ========  =======  ======  ======   =======        ======
Ratios to Average Net
 Assets:***
Expenses, net of
 reimbursement..........       .78%*     .77%      .79%     .78%    .82%    .82%      .64%          --
                           =======    ======  ========  =======  ======  ======   =======        ======
Expenses................       .78%*     .77%      .79%     .78%    .82%    .82%      .78%          --
                           =======    ======  ========  =======  ======  ======   =======        ======
Investment income--net..      4.77%*    4.90%     5.07%    5.14%   5.44%   5.12%     5.20%          --
                           =======    ======  ========  =======  ======  ======   =======        ======

                                                  (footnotes on following page)

                                                                                           For the
                            Six                                                             Period
                          Months                                                         October 30,
                           Ended           For The Year Ended October 31,                  1992+ to
                         April 30, ----------------------------------------------------  October 31,
                           1999     1998     1997     1996     1995     1994     1993       1992
                         --------- -------  -------  -------  -------  -------  -------  -----------
Supplemental Data:
Net assets, net of
 Preferred Shares, end
 of period (in
 thousands).............  $89,808  $92,767  $91,071  $88,001  $88,226  $79,609  $92,654    $78,315
                          =======  =======  =======  =======  =======  =======  =======    =======
Preferred Shares
 outstanding, end of
 period (in thousands)..  $40,000  $40,000  $40,000  $40,000  $40,000  $40,000  $40,000        --
                          =======  =======  =======  =======  =======  =======  =======    =======
Portfolio turnover......    16.87%   60.52%   70.14%   75.83%   43.59%   18.64%   14.03%       --
                          =======  =======  =======  =======  =======  =======  =======    =======
Dividends Per Share on
 Preferred Shares
 Outstanding:+++
Investment income--net..  $   268  $   655  $   853  $   901  $   902  $   688  $   644        --
                          =======  =======  =======  =======  =======  =======  =======    =======
Leverage:
Asset coverage per
 $1,000.................  $ 3,245  $ 3,319  $ 3,277  $ 3,200  $ 3,206  $ 2,990  $ 3,316        --
                          =======  =======  =======  =======  =======  =======  =======    =======

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

*** Do not reflect the effect of dividends to holders of Preferred Shares.

  # Aggregate total investment return.

  + Commencement of operations.

 ++ The Fund's Preferred Shares were issued on November 30, 1992.

+++ Dividends per share have been adjusted to reflect a two-for-one stock split that occurred on December 1, 1994.

 MuniVest Pennsylvania

  The financial information in the table below, except for the six months ended April 30, 1999 which is unaudited and has been provided by FAM, has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                                                      For the
                             Six                                                      Period
                           Months                                                    July 30,
                            Ended          For The Year Ended October 31,            1993+ to
                          April 30,    ------------------------------------------   October 31,
                            1999        1998     1997    1996     1995     1994        1993
                          ---------    -------  ------  -------  -------  -------   -----------
Increase (Decrease) in
 Net Asset Value:
Per Share Operating
 Performance:
Net asset value,
 beginning of period....  $  13.70     $ 13.28  $12.68  $ 12.91  $ 11.54  $ 14.70     $14.18
                          --------     -------  ------  -------  -------  -------     ------
Investment income--net..       .45         .94     .95      .97     1.01     1.05        .25
Realized and unrealized
 gain (loss) on
 investments--net.......      (.17)        .42     .59     (.23)    1.37    (3.08)       .64
                          --------     -------  ------  -------  -------  -------     ------
Total from investment
 operations.............       .28        1.36    1.54      .74     2.38    (2.03)       .89
                          --------     -------  ------  -------  -------  -------     ------
Less dividends and
 distributions to
 holders of Common
 Shares:
 Investment income--net.      (.36)       (.71)   (.71)    (.73)    (.75)    (.86)      (.13)
 Realized gain on
  investments--net......       --          --      --       --       --      (.06)       --
                          --------     -------  ------  -------  -------  -------     ------
Total dividends and
 distributions to
 holders of Common
 Shares.................      (.36)       (.71)   (.71)    (.73)    (.75)    (.92)      (.13)
                          --------     -------  ------  -------  -------  -------     ------
Capital charge resulting
 from issuance of Common
 Shares.................       --          --      --       --       --       --        (.05)
                          --------     -------  ------  -------  -------  -------     ------
Effect of Preferred
 Share activity++:
 Dividends and
  distributions to
  holders of Preferred
  Shares:
  Investment income--
   net..................      (.10)       (.23)   (.23)    (.24)    (.26)    (.20)      (.03)
  Realized gain on
   investments--net.....       --          --      --       --       --      (.01)       --
Capital charge resulting
 from issuance of
 Preferred Shares.......       --          --      --       --       --       --        (.16)
                          --------     -------  ------  -------  -------  -------     ------
Total effect of
 Preferred Share
 activity...............      (.10)       (.23)   (.23)    (.24)    (.26)    (.21)      (.19)
                          --------     -------  ------  -------  -------  -------     ------
Net asset value, end of
 period.................  $  13.52     $ 13.70  $13.28  $ 12.68  $ 12.91  $ 11.54     $14.70
                          ========     =======  ======  =======  =======  =======     ======
Market price per share,
 end of period..........  $13.0625     $13.875  $12.25  $11.625  $11.875  $10.875     $15.00
                          ========     =======  ======  =======  =======  =======     ======
Total Investment
 Return:**
Based on market price
 per share..............     (3.29%)#    19.62%  11.80%    3.98%   16.58%  (22.20%)       92%#
                          ========     =======  ======  =======  =======  =======     ======
Based on net asset value
 per share..............      1.38%#      8.95%  11.12%    4.32%   19.44%  (15.76%)     4.62%#
                          ========     =======  ======  =======  =======  =======     ======

                                                  (footnotes on following page)

                                                                                   For the
                            Six                                                    Period
                          Months                                                  July 30,
                           Ended        For The Year Ended October 31,            1993+ to
                         April 30,  -------------------------------------------  October 31,
                           1999      1998     1997     1996     1995     1994       1993
                         ---------  -------  -------  -------  -------  -------  -----------
Ratios to Average Net
 Assets:***
Expenses, net of
 reimbursement..........      .87%*     .86%     .88%     .90%     .83%     .51%       .90%*
                          =======   =======  =======  =======  =======  =======    =======
Expenses................      .87%*     .86%     .88%     .90%     .95%     .86%       .90%*
                          =======   =======  =======  =======  =======  =======    =======
Investment income--net..     4.54%*    4.66%    4.77%    4.91%    5.33%    5.24%      5.27%*
                          =======   =======  =======  =======  =======  =======    =======
Supplemental Data:
Net assets, net of
 Preferred Shares, end
 of period
 (in thousands).........  $54,587   $55,207  $53,456  $51,050  $51,867  $46,390    $57,869
                          =======   =======  =======  =======  =======  =======    =======
Preferred Shares
 outstanding, end of
 period (in thousands)..  $27,500   $27,500  $27,500  $27,500  $27,500  $27,500    $27,500
                          =======   =======  =======  =======  =======  =======    =======
Portfolio turnover......    19.64%    60.37%   61.03%  113.65%   73.19%   93.00%     22.31%
                          =======   =======  =======  =======  =======  =======    =======
Dividends Per Share on
 Preferred Shares
 Outstanding+++:
Investment income--net..  $   369   $   848  $   837  $   879  $   966  $   721    $   119
                          =======   =======  =======  =======  =======  =======    =======
Leverage:
Asset coverage per
 $1,000.................  $ 2,985   $ 3,008  $ 2,944  $ 2,856  $ 2,886  $ 2,687    $ 3,104
                          =======   =======  =======  =======  =======  =======    =======

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

*** Do not reflect the effect of dividends to holders of Preferred Shares.

  # Aggregate total investment return.

  + Commencement of operations.

 ++ The Fund's Preferred Shares were issued on September 2, 1993.

+++ Dividends per share have been adjusted to reflect a two-for-one stock split that occurred on December 1, 1994.

 MuniHoldings Pennsylvania

  The financial information in the table below is unaudited and has been provided by FAM. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                             For the Period
                                                          February 26, 1999+ to
                                                             March 31, 1999
                                                          ---------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period....................         $ 15.00
                                                                 -------
Investment income--net..................................             .07
Unrealized loss on investments--net.....................            (.05)
                                                                 -------
Total from investment operations........................             .02
                                                                 -------
Capital charge resulting from issuance of Common Shares.            (.07)
                                                                 -------
Effect of Preferred Share activity:++
 Dividends to Preferred Shareholders:
 Investment income--net.................................            (.01)
 Capital charge resulting from issuance of Preferred
  Shares................................................            (.14)
                                                                 -------
Total effect of Preferred Share activity................            (.15)
                                                                 -------
Net asset value, end of period..........................         $ 14.80
                                                                 =======
Market price per share, end of period...................         $16.125
                                                                 =======
Total Investment Return:**
Based on market price per share.........................            7.50%#
                                                                 =======
Based on net asset value per share......................           (1.33%)#
                                                                 =======
Ratios to Average Net Assets***
Expenses, net of reimbursement..........................             .03%*
                                                                 =======
Expenses................................................            1.02%*
                                                                 =======
Investment income--net..................................            5.00%*
                                                                 =======
Supplemental Data:
Net assets, net of Preferred Shares, end of period (in
 thousands).............................................         $30,818
                                                                 =======
Preferred Shares outstanding, end of period (in
 thousands).............................................         $20,500
                                                                 =======
Portfolio turnover......................................            0.00%
                                                                 =======
Dividends Per Share on Preferred Shares Outstanding:
Investment income--net..................................         $    38
                                                                 =======
Leverage:
Asset coverage per $1,000...............................         $ 2,503
                                                                 =======

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

*** Do not reflect the effect of dividends to holders of Preferred Shares.

  + Commencement of operations.

 ++ The Fund's Preferred Shares were issued on March 17, 1999.
  # Aggregate total investment return.

                       Per Share Data for Common Shares*
               Traded on the New York Stock Exchange (unaudited)

MuniYield Pennsylvania

                                                                    Premium
                                                                   (Discount)
                                                                     to Net
                                       Market Price    Net Asset  Asset Value
                                           ($)**       Value ($)      (%)
                                      --------------- ----------- -------------
           Quarter Ended*              High     Low   High   Low  High    Low
           --------------             ------- ------- ----- ----- -----  ------
January 31, 1997.....................   14.50  13.875 15.21 15.04 (5.30)  (9.20)
April 30, 1997.......................   14.25   13.75 15.07 14.88 (3.28)  (8.27)
July 31, 1997........................ 15.0625  14.625 15.94 15.44 (3.07)  (6.68)
October 31, 1997..................... 15.8125 14.8125 15.90 15.60 (0.30)  (6.60)
January 31, 1998..................... 16.1875   15.25 16.09 15.80  0.86   (5.76)
April 30, 1998.......................   15.50   14.75 15.90 15.43  0.88   (5.74)
July 31, 1998........................  16.125 15.8125 15.89 15.77  1.66   (3.66)
October 31, 1998.....................  16.625  15.875 16.40 15.98  3.06   (1.52)
January 31, 1999.....................   16.75 15.6875 15.55 15.35  8.89    2.68
April 30, 1999.......................   16.00   15.00 15.41 15.26  7.34   (2.41)
July 31, 1999........................ 14.3125   13.75 14.76 14.58 (0.08)  (6.34)
October 31, 1999 .................... 13.8125   12.00 14.56 13.44 (3.27) (11.60)

MuniVest Pennsylvania

                                                                    Premium
                                                                   (Discount)
                                                                     to Net
                                       Market Price    Net Asset  Asset Value
                                           ($)**       Value ($)      (%)
                                      --------------- ----------- -------------
           Quarter Ended*              High     Low   High   Low  High    Low
           --------------             ------- ------- ----- ----- -----  ------
January 31, 1997.....................  11.375  11.125 12.71 12.51 (8.13) (13.32)
April 30, 1997.......................  11.625   11.25 12.47 12.30 (4.90)  (9.20)
July 31, 1997........................ 12.3125 11.1875 13.32 12.86 (5.62)  (9.02)
October 31, 1997..................... 12.6875 11.9375 13.31 13.05 (3.37)  (8.94)
January 31, 1998.....................  13.125 12.6875 13.80 13.53 (3.95)  (8.69)
April 30, 1998....................... 12.9375   12.25 13.59 13.14 (1.48)  (8.59)
July 31, 1998........................ 16.0625 12.8125 13.54 13.44 (1.56)  (7.32)
October 31, 1998.....................   14.25 13.1875 14.06 13.66  2.49   (3.21)
January 31, 1999..................... 13.8125 13.4375 13.74 13.52  3.71   (0.84)
April 30, 1999.......................   13.50 12.9375 13.64 13.50  0.00   (4.23)
July 31, 1999........................ 13.0625  12.375 13.15 12.88  1.26   (5.22)
October 31, 1999 ....................   12.50   10.75 12.85 11.75 (2.48)  (6.27)


                       Per Share Data for Common Shares*
               Traded on the American Stock Exchange (unaudited)

MuniHoldings Pennsylvania

                                                                      Premium
                                                                    (Discount)
                                                                      to Net
                                          Market Price   Net Asset  Asset Value
                                              ($)**      Value ($)      (%)
                                          ------------- ----------- -----------
             Quarter Ended*                High   Low   High   Low  High   Low
             --------------               ------ ------ ----- ----- ----- -----
April 30, 1999+.......................... 16.125  15.25 14.90 14.81 13.41  0.13
July 31, 1999............................ 14.625 13.875 14.02 13.83  8.77 (3.38)
October 31, 1999......................... 13.875 10.875 13.80 12.15  2.43 (8.49)

--------
 * Calculations are based upon Common Shares outstanding at the end of each quarter.
** As reported in the consolidated transaction operating system.
 + For the period February 26, 1999 to April 30, 1999.

  As indicated in the tables above, for the periods shown Common Shares of the Funds generally have traded at prices close to net asset value, with small premiums or discounts to net asset value of generally less than 15% being reflected in the market value of the shares from time to time. Although there is no reason to believe that this pattern should be affected by the Reorganization, it is not possible to predict whether shares of the surviving fund will trade at a premium or discount to net asset value following the Reorganization, or what the extent of any such premium or discount might be.

Investment Objective and Policies

  The structure, organization and investment policies of the Funds are substantially similar, with the differences among the three Funds set forth below. Each Fund seeks as a fundamental investment objective current income exempt from Federal income tax and Pennsylvania personal income taxes. The investment objective of each Fund is a fundamental policy that may not be changed without a vote of a majority of the Fund's outstanding voting securities.

  Each Fund seeks to achieve its investment objective by investing primarily in a portfolio of Pennsylvania Municipal Bonds. At all times, at least 65% of each Fund's total assets will be invested in Pennsylvania Municipal Bonds and at least 80% of each Fund's total assets will be invested in Pennsylvania Municipal Bonds and in Municipal Bonds, except during interim periods pending investment of the net proceeds of public offerings of its securities and during temporary defensive periods. At times, each Fund may seek to hedge its portfolio through the use of futures and options transactions to reduce volatility in the net asset value of its Common Shares. Currently, with respect to MuniVest Pennsylvania and MuniHoldings Pennsylvania, and after the Reorganization with respect to MuniYield Pennsylvania, under normal circumstances, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. MuniYield Pennsylvania is not currently subject to this requirement regarding insurance coverage for its portfolio securities but will adopt this requirement upon approval of the Reorganization by all the Funds.

  Ordinarily, none of the Funds intends to realize significant investment income subject to Federal income tax and Pennsylvania personal income taxes. To the extent FAM considers that suitable Pennsylvania Municipal Bonds are not available for investment, the Funds may purchase Municipal Bonds. Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to a Federal alternative minimum tax.

  Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities pay interest or distributions that are exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in Pennsylvania Municipal Bonds and Municipal Bonds, to the extent such investments are permitted by the Investment Company Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term Pennsylvania Municipal Bonds or Municipal Bonds. Certain Non-Municipal Tax-Exempt Securities may be characterized as derivative instruments. For purposes of a Fund's investment objective and policies, Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income taxes and Pennsylvania personal income taxes will be considered "Pennsylvania Municipal Bonds" and Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income taxes will be considered "Municipal Bonds".

  The Pennsylvania Municipal Bonds and Municipal Bonds in which the Funds invest will be rated at the date of purchase in the four highest rating categories of S&P, Moody's or Fitch or, if unrated, will be considered to be of comparable quality by FAM. In the case of long-term debt, the investment grade rating categories are AAA through BBB for S&P and Fitch and Aaa through Baa for Moody's. In the case of short-term notes, the investment grade rating categories are SP-1 through SP-2 for S&P, MIG-1 through MIG-3 for Moody's and F-1+ through F-3 for Fitch. In the case of tax-exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for Moody's and F-1+ through F-3 for Fitch. Obligations ranked in the lowest investment grade rating category (BBB, SP-2 and A-3 for S&P; Baa, MIG-3 and Prime-3 for Moody's; and BBB and F-3 for Fitch), while considered "investment grade," may have certain speculative characteristics. There may be sub-categories or gradations indicating relative standing within the rating categories set forth above. In assessing the quality of Pennsylvania Municipal Bonds and Municipal Bonds with respect to the foregoing requirements, FAM takes into account the portfolio insurance as well as the nature of any letters of credit or similar credit enhancement to which particular Pennsylvania Municipal Bonds and Municipal Bonds are entitled and the creditworthiness of the insurance company or financial institution that provided such insurance or credit enhancements. Consequently, if Pennsylvania Municipal Bonds or Municipal Bonds are covered by insurance policies issued by insurers whose claims-paying ability is rated AAA by S&P or Fitch or Aaa by Moody's, FAM may consider such municipal obligations to be equivalent to AAA- or Aaa- rated securities, as the case may be, even though such Pennsylvania Municipal Bonds or Municipal Bonds would generally be assigned a lower rating if the rating were based primarily upon the credit characteristics of the issuers without regard to the insurance feature. The insured Pennsylvania Municipal Bonds and Municipal Bonds must also comply with the standards applied by the insurance carriers in determining eligibility for portfolio insurance. See Exhibit IV--"Ratings of Municipal Bonds and Commercial Paper" and Exhibit V--"Portfolio Insurance."

  Each of the Funds may invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. The VRDOs in which each Fund may invest are tax-exempt obligations, in the opinion of counsel to the issuer, that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide each Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. Each Fund has been advised by its counsel that the Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations for Federal income tax purposes.

  The average maturity of each Fund's portfolio securities varies based upon FAM's assessment of economic and market conditions. The net asset value of the Common Shares of a closed-end investment company, such as each Fund, which invests primarily in fixed-income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do short-term or medium-term securities. These changes in net asset value are likely to be greater in the case of a fund having a leveraged capital structure, such as that used by the Funds. See "Risk Factors and Special Considerations--Leverage."

  Each Fund intends to invest primarily in long-term Pennsylvania Municipal Bonds and Municipal Bonds with a maturity of more than ten years. However, each Fund may also invest in short-term tax-exempt securities, short-term U.S. Government securities, repurchase agreements or cash. Such short-term securities or cash will not exceed 20% of each Fund's total assets except during interim periods pending investment of the net proceeds from public offerings of the Fund's securities or in anticipation of the repurchase or redemption of the Fund's securities and temporary periods when, in the opinion of FAM, prevailing market or economic conditions warrant.

  Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each Fund's investments are limited so as to qualify the Fund for the special tax treatment afforded RICs under the Federal tax laws. To qualify, among other requirements, each Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that any Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Insurance

  Under normal circumstances, at least 80% of the assets of MuniVest Pennsylvania and MuniHoldings Pennsylvania (referred to in this section as the "Insured Funds") will be invested in Pennsylvania Municipal Bonds and Municipal Bonds either (i) insured under an insurance policy purchased by the Insured Fund, or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. The Insured Funds will seek to limit their investments to municipal obligations insured under insurance policies issued by insurance carriers that have total admitted assets (unaudited) of at least $75,000,000 and capital and surplus (unaudited) of at least $50,000,000 and insurance claims-paying ability ratings of AAA from S&P or Fitch, or Aaa from Moody's. There can be no assurance that insurance from insurance carriers meeting these criteria will be available. See Exhibit V to this Proxy Statement and Prospectus for a brief description of insurance claims-paying ability ratings of S&P, Moody's and Fitch. Currently, it is anticipated that a majority of the insured Pennsylvania Municipal Bonds and Municipal Bonds in each Insured Fund's portfolio will be insured by the following insurance companies which satisfy the foregoing criteria: AMBAC Indemnity Corporation, Financial Guaranty Insurance Company, Financial Security Assurance and Municipal Bond Investors Assurance Corporation. Each Insured Fund also may purchase Pennsylvania Municipal Bonds and Municipal Bonds covered by insurance issued by any other insurance company that satisfies the foregoing criteria. A majority of insured Pennsylvania Municipal Bonds and Municipal Bonds held by each Insured Fund will be insured under policies obtained by parties other than the Fund.

  MuniYield Pennsylvania is not currently subject to any requirement to invest in Pennsylvania Municipal Bonds or Municipal Bonds that are insured; however, after the Reorganization, MuniYield Pennsylvania will be subject to the same requirement as the Acquired Funds described above. After the Reorganization, therefore, MuniYield Pennsylvania shareholders will share in the cost of maintaining such insurance. Currently 58.5% of the portfolio of MuniYield Pennsylvania is comprised of insured Pennsylvania Municipal Bonds and Municipal Bonds. It is not anticipated that it will be necessary to engage in a significant restructuring of the portfolio of MuniYield Pennsylvania or to dispose of a substantial number of holdings as a result of the Reorganization.

  Each Insured Fund may purchase, but has no obligation to purchase, separate insurance policies (the "Policies") from insurance companies meeting the criteria set forth above that guarantee payment of principal and interest on specified eligible Pennsylvania Municipal Bonds and Municipal Bonds purchased by the Insured Funds. A Pennsylvania Municipal Bond or Municipal Bond will be eligible for coverage if it meets certain requirements of the insurance company set forth in a Policy. In the event interest or principal of an insured Pennsylvania Municipal Bond or Municipal Bond is not paid when due, the insurer will be obligated under its Policy to make such payment not later than 30 days after it has been notified by, and provided with documentation from, the Fund that such nonpayment has occurred.

  The Policies will be effective only as to insured Pennsylvania Municipal Bonds and Municipal Bonds beneficially owned by an Insured Fund. In the event of a sale of any Pennsylvania Municipal Bonds and Municipal Bonds held by an Insured Fund, the issuer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing. The Policies will not guarantee the market value of an insured Pennsylvania Municipal Bond or Municipal Bond or the value of the shares of an Insured Fund.

  The insurer will not have the right to withdraw coverage on securities insured by its Policies and held by an Insured Fund so long as such securities remain in the Insured Fund's portfolio. In addition, the insurer may not cancel its Policies for any reason except failure to pay premiums when due. The Board of Trustees of each Insured Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Insured Fund of having its portfolio insured under such Policy are not justified by the expense involved.

  The premiums for the Policies are paid by the Insured Fund and the yield on its portfolio is reduced thereby. FAM estimates that the cost of the annual premiums for the Policies of each Insured Fund currently range from approximately .02 of 1% to .15 of 1% of the principal amount of the Pennsylvania Municipal Bonds and Municipal Bonds covered by such Policies. The estimate is based on the expected composition of each Insured Fund's portfolio of Pennsylvania Municipal Bonds and Municipal Bonds. Additional information regarding the Policies is set forth in Exhibit V to this Proxy Statement and Prospectus. In instances in which an Insured Fund purchases Pennsylvania Municipal Bonds and Municipal Bonds insured under policies obtained by parties other than the Insured Fund, the Insured Fund does not pay the premiums for such policies; rather, the cost of such policies may be reflected in the purchase price of the Pennsylvania Municipal Bonds and Municipal Bonds.

  It is the intention of FAM to retain any insured securities that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities which are not in default. In certain circumstances, however, FAM may determine that an alternate value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. FAM's ability to manage the portfolio of an Insured Fund may be limited to the extent it holds defaulted securities, which may limit its ability in certain circumstances to purchase other Pennsylvania Municipal Bonds and Municipal Bonds. See "Net Asset Value" below for a more complete description of each Fund's method of valuing defaulted securities and securities that have a significant risk of default.

  There can be no assurance that insurance with the terms and issued by insurance carriers meeting the criteria described above will continue to be available to each Insured Fund. In the event the Board of Trustees of an Insured Fund determines that such insurance is unavailable or that the cost of such insurance outweighs the benefits to the Insured Fund, the Insured Fund may modify the criteria for insurance carriers or the terms of the insurance, or may discontinue its policy of maintaining insurance for all or any of the Pennsylvania Municipal Bonds and Municipal Bonds held in the Insured Fund's portfolio. Although FAM periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances.

  The portfolio insurance reduces financial or credit risk (i.e., the possibility that the owners of the insured Pennsylvania Municipal Bonds or Municipal Bonds will not receive timely scheduled payments of principal or interest). However, the insured Pennsylvania Municipal Bonds or Municipal Bonds are subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates).

Description of Pennsylvania Municipal Bonds and Municipal Bonds

  Pennsylvania Municipal Bonds and Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including, among other things, airports, public ports, mass commuting facilities and multi-family housing projects as well as facilities for water supply, gas, electricity, sewage or solid waste disposal. For purposes of this Proxy Statement and Prospectus, such obligations are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax and as Pennsylvania Municipal Bonds if the interest thereon is exempt from Federal income tax and Pennsylvania personal income taxes, even though such bonds may be PABs as discussed below.

  The two principal classifications of Pennsylvania Municipal Bonds and Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes PABs and, for bonds issued on or before August 15, 1986, industrial development bonds or IDBs. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. PABs are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such IDBs depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Pennsylvania Municipal Bonds and Municipal Bonds may also include "moral obligation" financing, which are normally issued by special purpose public authorities. In Pennsylvania, moral obligation financing is a financing arrangement in which designated officials of the Commonwealth of Pennsylvania, its departments or agencies agree, when necessary, to request the General Assembly to appropriate funds as may be required to make up any deficiency in a debt service reserve fund established to assure payment of obligations issued under the arrangement. The General Assembly is not required to approve such appropriation requests.

  Each Fund may purchase Pennsylvania Municipal Bonds and Municipal Bonds classified as PABs. Interest received on certain PABs is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax and may impact the overall tax liability of investors in the Fund. There is no limitation on the percentage of each Fund's assets that may be invested in Pennsylvania Municipal Bonds and Municipal Bonds the interest on which is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Shareholders."

  Also included within the general category of Pennsylvania Municipal Bonds and Municipal Bonds are certificates of participation ("COPs") executed and delivered for the benefit of government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively referred to as "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the lease property, disposition of the property in the event of foreclosure might prove difficult.

  Federal tax legislation has limited and may continue to limit the types and volume of bonds the interest on which is excludable from income for Federal income tax purposes. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Pennsylvania Municipal Bonds and Municipal Bonds for investment by the Funds.

Special Considerations Relating to Pennsylvania Municipal Bonds

  Each Fund ordinarily will invest at least 65% of its total assets in Pennsylvania Municipal Bonds and, therefore, is more susceptible to factors adversely affecting issuers of Pennsylvania Municipal Bonds than is a municipal bond fund that is not concentrated in issuers of Pennsylvania Municipal Bonds to this degree. Pennsylvania's outstanding general obligation bonds are currently rated Aa3 by Moody's, AA by Fitch and AA by S&P. Because each Fund's portfolio will comprise investment grade securities, each Fund is expected to be insulated from the market and credit risks that may exist in connection with investments in non-investment grade Pennsylvania Municipal Bonds. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation changing the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds or the Pennsylvania Municipal Bonds in which the Funds invest. FAM does not believe that the current economic conditions in Pennsylvania or other factors described above will have a significant adverse effect on any Fund's ability to invest in high quality Pennsylvania Municipal Bonds. See Exhibit III--"Economic and Other Conditions in Pennsylvania," and Exhibit IV--"Ratings of Municipal Bonds and Commercial Paper."

Other Investment Policies

  The Funds have adopted certain other policies as set forth below:

  Borrowings. Each Fund is authorized to borrow amounts of up to 5% of the value of its total assets at the time of such borrowings; provided, however, that each Fund is authorized to borrow moneys in amounts of up to 33 1/3% of the value of its total assets at the time of such borrowings to finance the repurchase of its own Common Shares pursuant to tender offers or otherwise to redeem or repurchase preferred shares or for temporary, extraordinary or emergency purposes. Borrowings by each Fund (commonly known, as with the issuance of preferred shares, as "leveraging") create an opportunity for greater total return since the Fund will not be required to sell portfolio securities to repurchase or redeem shares but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds.

  When-Issued Securities and Delayed Delivery Transactions. Each Fund may purchase or sell Pennsylvania Municipal Bonds and Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date that the Fund enters into the commitment, and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery day may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment.

  Indexed and Inverse Floating Obligations. Each Fund may invest in Pennsylvania Municipal Bonds and Municipal Bonds yielding a return based on a particular index of value or interest rates. For example, each Fund may invest in Pennsylvania Municipal Bonds and Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain Pennsylvania Municipal Bonds and Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such Pennsylvania Municipal Bonds and Municipal Bonds will be subject to risk with respect to the value of the particular index. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). Each Fund may purchase synthetically-created inverse floating obligations evidenced by custodial or trust receipts. Generally, income on inverse floating obligations will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or limitations on the extent to which the interest rate may vary. FAM believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for the Funds that allows FAM to vary the degree of investment leverage relatively efficiently under different market conditions.

  Call Rights. Each of the Funds may purchase a Pennsylvania Municipal Bond or Municipal Bond issuer's rights to call all or a portion of such Pennsylvania Municipal Bond or Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Pennsylvania Municipal Bonds or Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Pennsylvania Municipal Bond or Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Pennsylvania Municipal Bond or Municipal Bond is identical to holding a Pennsylvania Municipal Bond or Municipal Bond as a non-callable security.

  Repurchase Agreements. The Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. The Funds may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's net assets. In the event of default by the seller under a repurchase agreement, the Funds may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

  In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest. In addition, amounts earned under such agreements will not likely be considered tax-exempt interest for Pennsylvania tax purposes.

Information Regarding Options and Futures Transactions

  Each Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates through the use of options and certain financial futures contracts and options thereon. While each Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the Common Shares, the net asset value of the Common Shares will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. In addition, because of the leveraged nature of the Common Shares, hedging transactions will result in a larger impact on the net asset value of the Common Shares than would be the case if the Common Shares were not leveraged. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur. No Fund has an obligation to enter into hedging transactions and each may choose not to do so.

  Certain Federal income tax requirements may limit a Fund's ability to engage in hedging transactions. Gains from transactions in options and futures contracts distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. In addition, in order to obtain ratings of the AMPS from one or more NRSROs, a Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such rating organizations. See "Rating Agency Guidelines" below.

  The following is a description of the options and futures transactions in which each Fund may engage, limitations on the Fund's use of such transactions and risks associated with these transactions. The investment policies with respect to the hedging transactions of a Fund are not fundamental policies and may be modified by the Board of Trustees of the Fund without the approval of the Fund's shareholders.

  Writing Covered Call Options. Each Fund is authorized to write (i.e., sell) covered call options with respect to Pennsylvania Municipal Bonds and Municipal Bonds it owns, thereby giving the holder of the option the right to buy the underlying security covered by the option from the Fund at the stated exercise price until the option expires. Each Fund writes only covered call options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option. The Fund may not write covered call options on underlying securities in an amount exceeding 15% of the market value of its total assets.

  Each Fund receives a premium from writing a call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. Covered call options serve as a partial hedge against a decline in the price of the underlying security. Each Fund may engage in closing transactions in order to terminate outstanding options that it has written.

  Purchase of Options. Each Fund may purchase put options in connection with its hedging activities. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options, or on securities which it intends to purchase. A Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

  Financial Futures Contracts and Options. Each Fund is authorized to purchase and sell certain financial futures contracts and options thereon solely for the purposes of hedging its investments in Pennsylvania Municipal Bonds and Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based financial futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts.

  The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable.

  Each Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging Pennsylvania Municipal Bonds and Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates. Each Fund also may purchase and sell financial futures contracts on U.S. Government securities and purchase and sell put and call options on such financial futures contracts for such hedging purposes. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

  Subject to policies adopted by its Board of Trustees, each Fund also may engage in transactions in other financial futures contracts, such as financial futures contracts on other municipal bond indices that may become available, if FAM should determine that there is normally sufficient correlation between the prices of such financial futures contracts and the Pennsylvania Municipal Bonds and Municipal Bonds in which the Fund invests to make such hedging appropriate.

  Over-The-Counter Options. Each Fund may engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC option transactions are two-party contracts with price and terms negotiated by the buyer and seller.

  Restrictions on OTC Options. Each Fund will engage in transactions in OTC options only with banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Certain OTC options and assets used to cover OTC options written by the Funds are considered to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that otherwise might be realized.

  Risk Factors in Financial Futures Contracts and Options Thereon. Use of futures transactions involves the risk of imperfect correlation in movements in the price of financial futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts have different maturities, ratings, geographic compositions or other characteristics different from those of the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the futures or options and Pennsylvania Municipal Bonds and Municipal Bonds may be adversely affected by economic, political, legislative or other developments which have a disparate impact on the respective markets for such securities.

  Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) for non-hedging purposes, if, immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums entered into for non-hedging purposes do not exceed 5% of the market value of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

  Although certain risks are involved in options and futures transactions, FAM believes that, because each Fund will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of a Fund will not subject the Fund to the risks associated with speculation in options and futures transactions.

  The volume of trading in the exchange markets with respect to Pennsylvania Municipal Bonds or Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue to be available.

  Each Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an option or futures transaction. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in an option or financial futures contract.

  The liquidity of a secondary market in a financial futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past reached or exceeded the daily limit on a number of consecutive trading days.

  If it is not possible to close a financial futures position entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

  The successful use of these transactions also depends on the ability of FAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, the Fund will only engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

Investment Restrictions

  The Funds have substantially similar investment restrictions. The following are the current fundamental investment restrictions of MuniYield Pennsylvania. Following the Reorganization, these restrictions will be the fundamental investment restrictions for the combined fund. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the outstanding Common Shares and the outstanding AMPS and any other preferred shares, voting together as a single class, and a majority of the outstanding AMPS and any other preferred shares, voting separately as a class. (For this purpose and under the Investment Company Act, for the Common Shares and AMPS voting together as a single class, "majority" means the lesser of (i) 67% of the shares of each class of capital shares represented at a meeting at which more than 50% of the outstanding shares of each class of capital shares are represented or (ii) more than 50% of the outstanding shares of each class of capital shares, but for the AMPS voting separately as a single class, "majority" means more than 50% of the outstanding AMPS.) No Fund may:

  1. Make investments for the purpose of exercising control or management.

  2. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies and only if immediately thereafter not more than 10% of the Fund's total assets would be invested in such securities.

  3. Purchase or sell real estate, real estate limited partnerships, commodities or commodity contracts; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein and the Fund may purchase and sell financial futures contracts and options thereon.

  4. Issue senior securities other than preferred shares or borrow amounts in excess of 5% of its total assets taken at market value; provided, however, that the Fund is authorized to borrow moneys in excess of 5% of the value of its total assets for the purpose of repurchasing Common Shares or redeeming preferred shares.

  5. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

  6. Make loans to other persons, except that the Fund may purchase Pennsylvania Municipal Bonds, Municipal Bonds and other debt securities in accordance with its investment objective, policies and limitations.

  7. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

  8. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on Pennsylvania Municipal Bonds, Municipal Bonds, U.S. Government obligations and related indices or otherwise in connection with bona fide hedging activities.

  9. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in a single industry; provided that, for purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry.

  For purposes of restriction (9), the exception for states, municipalities and their political subdivisions applies only to tax exempt securities issued by such entities.

  An additional investment restriction adopted by each Fund, which may be changed by the Trustees, provides that the Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (4) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

  If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

  FAM and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). Because of the affiliation of Merrill Lynch with FAM, each Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. An exemptive order has been obtained that permits the Funds to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order. The Funds may consider in the future requesting an order permitting other principal transactions with Merrill Lynch, but there can be no assurance that such application will be made and, if made, that such order would be granted.

Rating Agency Guidelines

  Each Fund intends that, so long as its AMPS are outstanding, the composition of its portfolio will reflect guidelines established by Moody's and S&P in connection with the Fund's receipt of a rating for such shares on or prior to their date of original issue of at least "aaa" from Moody's and AAA from S&P. Moody's and S&P, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating AMPS have been developed by Moody's and S&P in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred shares, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred shares will be varied sufficiently and will be of sufficient quality and amount to justify investment-grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for Moody's and S&P to issue the above-described ratings for AMPS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the Investment Company Act.

  Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by Moody's or S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for the shares of AMPS, at any time, may change or withdraw any such rating. As set forth in the Certificate of Designation of each Fund, the Board of Trustees, without shareholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Trustees has obtained written confirmation from Moody's and S&P that any such change would not impair the ratings then assigned by Moody's and S&P to the AMPS. See "The Reorganization--Risk Factors and Special Considerations--Ratings Considerations."

  For so long as any shares of a Fund's AMPS are rated by Moody's or S&P, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

Portfolio Composition

  There are small differences in concentration among the categories of issuers of the Pennsylvania Municipal Bonds and Municipal Bonds held in the portfolios of the Funds. For MuniYield Pennsylvania, as of August 31, 1999, the highest concentration of Pennsylvania Municipal Bonds and Municipal Bonds was in Industrial Revenue/Pollution Control, Education and Hospitals/Healthcare, accounting for 22%, 15%, and 13% of the Fund's portfolio, respectively; for MuniVest Pennsylvania, the highest concentration was in Industrial Revenue/Pollution Control, Hospitals/Healthcare and General Obligation Bonds, accounting for 24%, 15% and 13%, respectively, of the Fund's portfolio; for MuniHoldings Pennsylvania, the highest concentration was in General Obligation Bonds, Education and Industrial Revenue/Pollution Control, accounting for 25%, 18% and 15%, respectively, of the Fund's portfolio.

  Although the investment portfolios of all three Funds must satisfy the same standards of credit quality, the actual securities owned by each Fund are different, as a result of which there are certain differences in the composition of the four investment portfolios. The tables below set forth rating information for the Pennsylvania Municipal Bonds and Municipal Bonds held by each Fund, as of a certain date.

 MuniYield Pennsylvania

  As of August 31, 1999, approximately 93% of the market value of MuniYield Pennsylvania's portfolio was invested in long-term municipal obligations and approximately 7% of the market value of MuniYield Pennsylvania's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of MuniYield Pennsylvania's long-term municipal obligation investment portfolio as of August 31, 1999.

                                       Number of                 Value
     S&P*         Moody's*              Issues               (in thousands)             Percent
     ----         --------             ---------             --------------             -------
     AAA            Aaa                    26                   $ 80,392                  69.9%
     AA             Aa                      6                   $ 13,689                  11.9%
     A              A                       6                   $ 14,152                  12.3%
     BBB            Baa                     2                   $  6,788                   5.9%
                                          ---                   --------                 -----
                                           40                   $115,021                 100.0%
                                          ===                   ========                 =====

--------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds and Commercial Paper."

 MuniVest Pennsylvania

  As of August 31, 1999, approximately 95% of the market value of MuniVest Pennsylvania's portfolio was invested in long-term municipal obligations and approximately 5% of the market value of MuniVest Pennsylvania's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of MuniVest Pennsylvania's long-term municipal obligation investment portfolio as of August 31, 1999.

                                       Number of                 Value
     S&P*         Moody's*              Issues               (in thousands)             Percent
     ----         --------             ---------             --------------             -------
     AAA            Aaa                    26                   $64,885                   88.0%
     AA             Aa                      3                   $ 4,577                    6.2%
     BBB            Baa                     2                   $ 4,238                    5.8%
                                          ---                   -------                  -----
                                           31                   $73,700                  100.0%
                                          ===                   =======                  =====

--------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A, and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds and Commercial Paper."

 MuniHoldings Pennsylvania

  As of August 31, 1999, approximately 91% of the market value of MuniHoldings Pennsylvania's portfolio was invested in long-term municipal obligations and approximately 9% of the market value of MuniHoldings Pennsylvania's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of MuniHoldings Pennsylvania's long-term municipal obligation investment portfolio as of August 31, 1999.

                                       Number of                 Value
     S&P*         Moody's*              Issues               (in thousands)             Percent
     ----         --------             ---------             --------------             -------
     AAA            Aaa                    20                   $39,985                   88.6%
     AA             Aa                      2                   $ 5,129                   11.4%
                                          ---                   -------                  -----
                                           22                   $45,114                  100.0%
                                          ===                   =======                  =====

--------
* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations, S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds and Commercial Paper."

Portfolio Transactions

  The procedures for engaging in portfolio transactions are the same for each of the Funds. Subject to policies established by the Board of Trustees of each Fund, FAM is primarily responsible for the execution of each Fund's portfolio transactions. In executing such transactions, FAM seeks to obtain the best results for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While FAM generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

  None of the Funds has any obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to FAM, including Merrill Lynch, may receive orders for transactions by a Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by FAM under its investment advisory agreements with the Funds, and the expenses of FAM will not necessarily be reduced as a result of the receipt of such supplemental information.

  Each Fund invests in securities that are primarily traded in the over-the-counter markets, and each Fund normally deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with a Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter markets usually involve transactions with dealers acting as principals for their own account, the Funds do not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions, except that, pursuant to an exemptive order obtained by FAM, a Fund may engage in principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities. An affiliated person of a Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

  The Funds also may purchase tax-exempt debt instruments in individually negotiated transactions with the issuers. Because an active trading market may not exist for such securities, the prices that the Funds may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.

  The Board of Trustees of each Fund has considered the possibility of recapturing for the benefit of the Funds brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the investment advisory fees paid by the Fund to FAM. After considering all factors deemed relevant, the Trustees of each Fund made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

  Periodic auctions are conducted for the AMPS of each of the Funds by the Auction Agent for the Funds. The auctions require the participation of one or more broker-dealers, each of whom enters into an agreement with the Auction Agent. After each auction, the Auction Agent pays a service charge, from funds provided by the issuing Fund, to each broker-dealer at the annual rate of
 .25%, calculated on the basis of the purchase price of shares of the relevant AMPS placed by such broker-dealer at such auction.

Portfolio Turnover

  Generally, no Fund purchases securities for short-term trading profits. However, any of the Funds may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for shareholders. The portfolio turnover rate for each of the Funds for the periods indicated is set forth below:

                                                   Six Months     YearEnded
                                                     Ended      October 31,
                                                 April 30, 1999 --------------
                                                  (unaudited)    1998    1997
                                                 -------------- ------  ------
     MuniYield Pennsylvania.....................     16.87%      60.52%  70.14%
     MuniVest Pennsylvania......................     19.64%      60.37%  61.03%

                                                                 Period February
                                                                  26, 1999+ to
                                                                 March 31, 1999
                                                                   (unaudited)
                                                                 ---------------
     MuniHoldings Pennsylvania..................................      0.00%

--------
+  Commencement of operations

Net Asset Value

  The net asset value per share of Common Shares of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a share of Common Shares of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding AMPS is divided by the total number of Common Shares outstanding at such time. Expenses, including the fees payable to FAM, are accrued daily.

  The Pennsylvania Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, each Fund uses the valuations of portfolio securities furnished by a pricing service approved by its Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Pennsylvania

Municipal Bonds and Municipal Bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of each Fund under the general supervision of the Board of Trustees of the Fund. The Board of Trustees of each Fund has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Trustees of each Fund.

  Each Fund determines and makes available for publication the net asset value of its Common Shares weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal, and the Monday and Saturday editions of The New York Times.

Capital Shares

  Each of the Funds has outstanding both Common Shares and AMPS. The Common Shares of MuniYield Pennsylvania and MuniVest Pennsylvania are traded on the NYSE, while the Common Shares of MuniHoldings Pennsylvania are traded on the AMEX. The MuniYield Pennsylvania Common Shares commenced trading on the NYSE on November 4, 1992. As of September 30, 1999, the net asset value per MuniYield Pennsylvania Common Share was $13.99 and the market price per share was $12.5625. The MuniVest Pennsylvania Common Shares commenced trading on the NYSE on August 16, 1993. As of September 30, 1999, the net asset value per MuniVest Pennsylvania Common Share was $12.31 and the market price per share was $11.6875. The MuniHoldings Pennsylvania Common Shares commenced trading on the AMEX on March 8, 1999. As of September 30, 1999, the net asset value per MuniHoldings Pennsylvania Common Share was $12.98 and the market price per share was $12.00.

  The Board of Trustees of each Fund is authorized to issue an unlimited number of shares of beneficial interest. The Board of Trustees of each of the Funds may authorize separate classes of shares together with such designations and powers, preferences and rights, qualifications, limitations and restrictions as may be determined from time to time by the Trustees. Pursuant to such authority, the Trustees authorized the issuance of an unlimited number of Common Shares together with 1,000,000 preferred shares of beneficial interest. In connection with each respective Fund's offering of AMPS, MuniYield Pennsylvania issued 1,600 preferred shares as AMPS, MuniVest Pennsylvania issued 1,100 preferred shares as AMPS and MuniHoldings Pennsylvania issued 820 shares as AMPS.

  Each Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of that Fund and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the nature of the Funds' assets and operations, the possibility of any of the Funds being unable to meet their obligations is remote and, in the opinion of Massachusetts counsel to the Funds, the risk to the Funds' shareholders is remote.

  The Declaration of Trust of each Fund further provides that no Trustee, officer, employee or agent of that Fund is liable to that Fund or to any shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of that Fund, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties. It also provides that all third persons shall look solely to the Funds' property for satisfaction of claims arising in connection with the affairs of each Fund. With the exceptions stated, the Declaration of Trust of each Fund provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of that Fund.

 Common Shares

  Holders of each Fund's Common Shares are entitled to share equally in dividends declared by the Fund's Board of Trustees payable to holders of the Common Shares and in the net assets of the Fund available for distribution to holders of the Common Shares after payment of the preferential amounts payable to holders of any outstanding preferred shares. See "Voting Rights" and "Liquidation Rights of Holders of AMPS" below. Holders of a Fund's Common Shares do not have preemptive or conversion rights and a Fund's Common Shares are not redeemable. The outstanding Common Shares of each Fund are fully paid and nonassessable.

  So long as any AMPS of a Fund or any other preferred shares are outstanding, holders of the Fund's Common Shares will not be entitled to receive any dividends of or other distributions from the Fund unless all accumulated dividends on the Fund's outstanding AMPS and any other preferred shares have been paid, and unless asset coverage (as defined in the Investment Company
Act) with respect to such AMPS and any other preferred shares would be at least 200% after giving effect to such distributions.

 Preferred Shares

  The AMPS of each of the Funds have a similar structure. The AMPS of each Fund are preferred shares of the Fund that entitle their holders to receive dividends when, as and if declared by the Board of Trustees, out of funds legally available therefor, at a rate per annum that may vary for the successive dividend periods. The AMPS of all of the Funds have liquidation preferences of $25,000 per share; none of the Fund's AMPS are traded on any stock exchange or over-the-counter. Each Fund's AMPS can be purchased at an auction or through broker-dealers who maintain a secondary market in the AMPS.

  Auctions generally have been held and will be held every seven days for the AMPS of each of the Funds, unless the applicable Fund elects, subject to certain limitations, to declare a special dividend period. The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.

                                                                        Dividend
               Auction Date                      Fund            Series   Rate
               ------------                      ----            ------ --------
     October 18, 1999................. MuniYield Pennsylvania       *    3.35%
     October 27, 1999................. MuniVest Pennsylvania        *    3.35%
     October 25, 1999................. MuniHoldings Pennsylvania    A    2.99%

--------
*No series designation.

  Under the Investment Company Act, each Fund is permitted to have outstanding more than one series of preferred shares as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of a Fund's preferred shares do not have preemptive rights to purchase any shares of AMPS or any other preferred shares that might be issued. The net asset value per share of a Fund's AMPS equals its liquidation preference plus accumulated dividends per share.

  The redemption provisions pertaining to the AMPS of each Fund are substantially similar. It is anticipated that shares of AMPS of each Fund will generally be redeemable at the option of the Fund at a price equal to their liquidation preference of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, under certain circumstances, a redemption premium. AMPS will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain the asset coverage for the AMPS specified by Moody's and S&P in connection with their issuance of ratings on the AMPS.

 Certain Provisions of the Declaration of Trust

  Each Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Trustee may be removed from office with or without cause by vote of the holders of at least 66 2/3% of the votes entitled to be voted on the matter. A Trustee elected by all of the holders of capital stock may be removed only by action of such holders, and a Trustee elected by the holders of AMPS and any other preferred shares may be removed only by action of the holders of AMPS and any other preferred shares.

  In addition, the Declaration of Trust of each Fund requires the favorable vote of the holders of at least 66 2/3% of all of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

  . a merger or consolidation or statutory share exchange of the Fund with any other corporation or entity,

  . a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), or

  .  a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Trustees fixed in accordance with the by-laws, in which case the affirmative vote of a majority of all of the votes entitled to be cast by shareholders of the Fund, voting as a single class, is required. Such approval, adoption or authorization of the foregoing also would require the favorable vote of at least a majority of the Fund's preferred shares then entitled to be voted thereon, including the AMPS, voting as a separate class.

  In addition, conversion of a Fund to an open-end investment company would require an amendment to the Fund's Declaration of Trust. The amendment would have to be declared advisable by the Board of Trustees prior to its submission to shareholders. Such an amendment would require the affirmative vote of the holders of at least 66 2/3% of the Fund's outstanding capital shares (including the AMPS and any other preferred shares) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by at least two-thirds of the total number of Trustees fixed in accordance with the by-laws), and the affirmative vote of at least a majority of outstanding preferred shares of a Fund (including the AMPS), voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their Common Shares at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption and the Common Shares no longer would be listed on a stock exchange. Conversion to an open-end investment company would also require redemption of all outstanding preferred shares (including the AMPS) and would require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of senior securities, the borrowing of money and the purchase of illiquid securities.

  The Board of Trustees of each Fund has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Massachusetts law or the Investment Company Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust of each Fund on file with the SEC for the full text of these provisions.

Management of the Funds

  Trustees and Officers. The Boards of Trustees of MuniVest Pennsylvania and MuniHoldings Pennsylvania currently consist of the same seven persons, five of whom are not "interested persons," as defined in the Investment Company Act, of any of those Funds. The Board of Trustees of MuniYield Pennsylvania currently consists of nine persons, seven of whom are not "interested persons" of MuniYield Pennsylvania. Terry K. Glenn serves as a Trustee and President of each of the Funds and Arthur Zeikel serves as a Trustee of each of the Funds. The Trustees of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the trustees of investment companies by the Investment Company Act and under applicable Massachusetts law. The Funds have the same slate of officers with a few exceptions. For further information regarding the Trustees and officers of each Fund, see "Item 2.: Election of Trustees" and Exhibit I--"Information Pertaining to Each Fund."

  William R. Bock serves as the portfolio manager for MuniYield Pennsylvania and MuniVest Pennsylvania. Robert A. DiMella and William R. Bock serve as the portfolio managers for MuniHoldings Pennsylvania. Mr. Bock will continue to serve as the portfolio manager of the combined fund after the Reorganization. The portfolio managers are primarily responsible for the management of the applicable Fund's portfolio. Biographical information about Messrs. DiMella, and Bock is contained in Exhibit I--"Information Pertaining to Each Fund."

  Management and Advisory Arrangements. FAM, which is owned and controlled by ML & Co., serves as the investment adviser for each of the Funds pursuant to separate investment advisory agreements that, except for their termination dates and advisory fee rates, are identical. FAM provides each Fund with the same investment advisory and management services. The Asset Management Group of ML & Co. (which includes FAM) acts as the investment adviser to more than 100 registered investment companies and offers services to individuals and institutional accounts. As of September 1999, the Asset Management Group had a total of approximately $514 billion in investment company and other portfolio assets under management (approximately $38.5 billion of which were invested in municipal securities). This amount includes assets managed for certain affiliates of FAM. FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

  Each Fund's investment advisory agreement with FAM provides that, subject to the supervision of the Board of Trustees of the Fund, FAM is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security for each Fund rests with FAM, subject to review by the Board of Trustees of the Fund.

  FAM provides the portfolio management for each of the Funds. Such portfolio management considers analyses from various sources (including brokerage firms with which each Fund does business), makes the necessary investment decisions, and places orders for transactions accordingly. FAM also is responsible for the performance of certain administrative and management services for each Fund.

  For the services provided by FAM under the investment advisory agreements, MuniYield Pennsylvania and MuniVest Pennsylvania currently pay FAM, a monthly fee at the annual rate of 0.50% of each Fund's average weekly net assets, and MuniHoldings Pennsylvania currently pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets. After the Reorganization, the combined fund will pay FAM a monthly fee at the annual rate of .50% of the combined fund's average weekly net assets. "Average weekly net assets" refers to the average weekly value of the total assets of the Fund, including assets acquired from the sale of preferred shares, minus the sum of accrued liabilities of the Fund and accumulated dividends on its preferred shares. For purposes of this calculation, average weekly net assets are determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week. For MuniHoldings Pennsylvania, approval of the Reorganization represents a fee reduction.

  Each Fund's investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Trustees of the Fund who are affiliated persons of FAM or any of its affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, share certificates and shareholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, fees and expenses with respect to the issuance of AMPS, SEC fees, fees and expenses of unaffiliated Trustees, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. FAM provides accounting services to each Fund, and each Fund reimburses FAM for its respective costs in connection with such services.

  Unless earlier terminated as described below, the investment advisory agreement between each Fund and FAM will continue from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding Common Shares and AMPS of the Fund, voting together as a single class, and (b) by a majority of the Trustees of the Fund who are not parties to such contract or "interested persons," as defined in the Investment Company Act, of any such party. The contract is not assignable and it may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

  Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by FAM for a Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by FAM (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

Code of Ethics

  The Board of Trustees of each of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of FAM (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of FAM and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

  The Codes require that all employees of FAM preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of FAM include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by FAM. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of each of the Funds within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Voting Rights

  Voting rights are identical for the holders of each Fund's Common Shares. Holders of each Fund's Common Shares are entitled to one vote for each share held and will vote with the holders of any of the Fund's outstanding AMPS or other preferred shares on each matter submitted to a vote of holders of Common Shares, except as set forth below.

  Voting rights of the holders of each Fund's AMPS are identical. Except as otherwise indicated below, and except as otherwise required by applicable law, holders of a Fund's AMPS will be entitled to one vote per share on each matter submitted to a vote of the Fund's shareholders and will vote together with the holders of Common Shares of the Fund as a single class.

  Each Fund's Common Shares, AMPS and any other preferred shares do not have cumulative voting rights, which means that the holders of more than 50% of a Fund's Common Shares, AMPS and any other preferred shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and, in such event, the holders of a Fund's remaining Common Shares, AMPS and any other preferred shares will not be able to elect any of such Trustees.

  In connection with the election of a Fund's Trustees, holders of a Fund's AMPS, voting separately as a class, shall be entitled at all times to elect two of the Fund's Trustees, and the remaining Trustees will be elected by holders of Common Shares of the Fund and the Fund's AMPS and any other preferred shares, voting together as a single class. In addition, if at any time dividends on a Fund's outstanding AMPS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any of a Fund's preferred shares are entitled, together with the holders of the Fund's AMPS, to elect a majority of the Trustees of the Fund under the Investment Company Act, then the number of Trustees constituting the Board of Trustees automatically shall be increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of AMPS and any other preferred shares as described above, would constitute a majority of the Board of Trustees as so increased by such smallest number, and at a special meeting of shareholders which will be called and held as soon as practicable, and at all subsequent meetings at which Trustees are to be elected, the holders of shares of the Fund's AMPS and any other preferred shares, voting separately as a class, will be entitled to elect the smallest number of additional Trustees that, together with the two Trustees which such holders in any event will be entitled to elect, constitutes a majority of the total number of Trustees of the Fund as so increased. The terms of office of the persons who are Trustees at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding AMPS and any other preferred shares for all past dividend periods, the additional voting rights of the holders of AMPS and any other preferred shares as described above shall cease, and the terms of office of all of the additional Trustees elected by the holders of AMPS and any other preferred shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the holders of AMPS and any other preferred shares have the right to elect in any event) will terminate automatically.

  The affirmative vote of the holders of a majority of a Fund's outstanding AMPS, voting as a separate class, will be required to (i) authorize, create or issue any class or series of shares ranking prior to any series of preferred shares with respect to payment of dividends or the distribution of assets on liquidation, (ii) amend, alter or repeal the provisions of the Declaration of Trust, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Declaration of Trust of holders of preferred shares, (iii) approve any plan of reorganization adversely affecting such AMPS or (iv) take any action to change a Fund's investment policies requiring a vote of shareholders under Section 13(a) of the Investment Company Act.

Shareholder Inquiries

  Shareholder inquiries with respect to any of the Funds may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

Dividends and Distributions

  The Funds' current policies with respect to dividends relating to their Common Shares are identical. Each Fund intends to distribute all or a portion of its net investment income monthly to holders of a Fund's Common Shares. Monthly distributions to holders of a Fund's Common Shares normally consist of all or a portion of its net investment income remaining after the payment of dividends (and any Additional Distribution) on the Fund's

AMPS. A Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of dividends to holders of Common Shares. As a result, the dividend paid by a Fund to holders of its Common Shares for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, are distributed pro rata at least annually to holders of a Fund's Common Shares and AMPS. While any of a Fund's AMPS are outstanding, the Fund may not declare any cash dividend or other distribution on the Fund's Common Shares, unless at the time of such declaration (1) all accumulated dividends on the Fund's AMPS, including any Additional Distribution, have been paid, and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the Fund's outstanding AMPS. If a Fund's ability to make distributions on its Common Shares is limited, such limitation could under certain circumstances, impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company which would have adverse tax consequences for shareholders. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Shareholders."

  Similarly, the Funds' current policies with respect to dividends and distributions on their AMPS are identical. The holders of a Fund's AMPS are entitled to receive, when, as and if declared by the Board of Trustees of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on a Fund's AMPS so declared and payable shall be paid
(i) in preference to and in priority over any dividends so declared and payable on the Fund's Common Shares, and (ii) to the extent permitted under the Code and to the extent available, out of net tax-exempt income earned on the Fund's investments. Dividends for each Fund's AMPS are paid through The Depository Trust Company ("DTC") (or a successor securities depository) on each dividend payment date. DTC's normal procedures now provide for it to distribute dividends in same-day funds to agent members, who in turn are expected to distribute such dividends to the person for whom they are acting as agent in accordance with the instructions of such person. Prior to each dividend payment date, the relevant Fund is required to deposit with the Auction Agent sufficient funds for the payment of such declared dividends. None of the Funds intends to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on a Fund's AMPS which may be in arrears.

  Dividends paid by each Fund, to the extent paid from tax-exempt income earned on Pennsylvania Municipal Bonds, are exempt from Federal income tax and Pennsylvania personal income taxes, subject to the possible application of the Federal alternative minimum tax. However, each Fund is required to allocate net capital gains and other income subject to regular Federal income tax, if any, proportionately between its Common Shares and its AMPS in accordance with the current position of the IRS described herein. Such allocation will also apply for Pennsylvania personal income tax purposes. See "Tax Rules Applicable to the Funds and their Shareholders" below. Each Fund notifies the Auction Agent of the amount of any net capital gains or other taxable income to be included in any dividend on AMPS prior to the auction establishing the applicable rate for such dividend. The Auction Agent in turn notifies each broker-dealer whenever it receives any such notice from a Fund, and each broker-dealer then notifies its customers who are holders of the Fund's AMPS. Each Fund also may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of taxable income allocable to a Fund's AMPS will depend upon the amount of such income realized by the Fund and other factors, but generally is not expected to be significant.

  For information concerning the manner in which dividends and distributions to each Fund's holders of Common Shares may be reinvested automatically in the Fund's Common Shares, see "Automatic Dividend Reinvestment Plan" below. Dividends and distributions will be subject to the tax treatment discussed below, whether they are reinvested in shares of a Fund or received in cash.

  If any Fund retroactively allocates any net capital gains or other income subject to regular Federal income tax and Pennsylvania personal income taxes to shares of its AMPS without having given advance notice thereof as described above, which only may happen when such allocation is made as a result of the redemption of all or a portion of its outstanding AMPS or the liquidation of the Fund, the Fund will make certain payments to holders of its AMPS to which such allocation was made to offset substantially the tax effect thereof. In no other instances will the Fund be required to make payments to holders of its AMPS to offset the tax effect of any reallocation of net capital gains or other taxable income.

Automatic Dividend Reinvestment Plan

  Pursuant to each Fund's Automatic Dividend Reinvestment Plan (each, a "Plan"), unless a holder of a Fund's Common Shares elects otherwise, all dividend and capital gains distributions are automatically reinvested by either The Bank of New York or State Street Bank and Trust Company, as applicable, as agent for shareholders in administering the Plan (as applicable, the "Plan Agent"), in additional Common Shares of the Fund. The Bank of New York is the Plan Agent for MuniVest Pennsylvania and MuniHoldings Pennsylvania, while State Street Bank and Trust Company is the Plan Agent for MuniYield Pennsylvania and will be the Plan Agent following the Reorganization. Holders of a Fund's Common Shares who elect not to participate in the Plan receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or capital gains distribution.

  Whenever a Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan receive cash, and participants in the Plan receive the equivalent in the Fund's Common Shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund ("newly-issued shares") or
(ii) by purchase of outstanding Common Shares of the Fund on the open market ("open-market purchases"), on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share of the Fund's Common Shares is equal to or less than the market price per share of the Fund's Common Shares plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent invests the dividend amount in newly-issued shares on behalf of the participant. The number of newly-issued shares of the Fund's Common Shares to be credited to the participant's account is determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then-current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent invests the dividend amount in shares acquired on behalf of the participant in open-market purchases.

  In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. Each Fund intends to pay monthly income dividends. Therefore, the period during which open-market purchases can be made exists only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically is approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of a Fund's Common Shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's Common Shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly-issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent ceases making open-market purchases and invests the uninvested portion of the dividend amount in newly-issued shares at the close of business on the last purchase date.

  The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy includes those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

  In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

  There are no brokerage charges with respect to shares issued directly by any Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

  The automatic reinvestment of dividends and distributions does not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Shareholders".

  Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of a Fund's Common Shares is higher than net asset value, participants in the Plan receive shares of the Fund's Common Shares at less than they otherwise could purchase them and have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is less than net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions of shares at prices below the net asset value. Also, since the Funds normally do not redeem their shares, the price on resale may be more or less than the net asset value. See "Comparison of the Funds-- Tax Rules Applicable to the Funds and their Shareholders" for a discussion of the tax consequences of the Plan.

  Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

  After the Reorganization, a holder of shares of an Acquired Fund who has elected to receive dividends in cash will continue to receive dividends in cash; all other holders will have their dividends automatically reinvested in shares of the combined fund. However, if a shareholder owns shares in an Acquired Fund and in MuniYield Pennsylvania, after the Reorganization, the shareholder's election with respect to the dividends of MuniYield Pennsylvania will control unless the shareholder specifically elects a different option at that time. Following the Reorganization, all correspondence should be directed to the Plan Agent, State Street Bank and Trust Company, at 225 Franklin Street, Boston, Massachusetts 02110.

Mutual Fund Investment Option

  A holder of Common Shares of any Fund, who purchased his or her shares through Merrill Lynch in the Fund's initial public offering, has the right to reinvest the net proceeds from a sale of such shares in Class A shares (in the case of MuniYield Pennsylvania and MuniVest Pennsylvania shareholders) and Class D shares (in the case of MuniHoldings Pennsylvania shareholders) of certain Merrill Lynch-sponsored open-end funds without the imposition of an initial sales charge, if certain conditions are satisfied. Class D shares pay an ongoing account maintenance fee. A holder of Common Shares of an Acquired Fund who qualifies for this option will continue to have this option after consummation of the Reorganization. Thus after the Reorganization, qualifying shareholders of MuniYield Pennsylvania and MuniVest Pennsylvania will retain their option with respect to Class A shares, while qualifying shareholders of MuniHoldings Pennsylvania will retain their option with respect to Class D shares.

Liquidation Rights of Holders of AMPS

  Upon any liquidation, dissolution or winding up of any Fund, whether voluntary or involuntary, the holders of the Fund's AMPS will be entitled to receive, out of the assets of the Fund available for distribution to shareholders, before any distribution or payment is made upon any of the Fund's Common Shares or any other capital stock of the Fund ranking junior in right of payment upon liquidation to AMPS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the holders of AMPS will be entitled to no other payments except for any additional dividends. If such assets of the Fund shall be insufficient to make the full liquidation payment on the AMPS and liquidation payments on any other outstanding class or series of preferred shares of the Fund ranking on a parity with the AMPS as to payment upon liquidation, then such assets will be distributed among the holders of AMPS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of a Fund's AMPS will not be entitled to any further participation in any distribution of assets by the Fund except for any additional dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

Tax Rules Applicable to the Funds and their Shareholders

  The tax consequences of investing in Common Shares or AMPS of each of the Funds are identical. MuniYield Pennsylvania and MuniVest Pennsylvania have elected and qualified for the special tax treatment afforded RICs under the Code. As a result, in any taxable year in which they distribute an amount equal to at least 90% of taxable net income and 90% of tax-exempt net income (see below), the Funds are not subject to Federal income tax to the extent that they distribute their net investment income and net realized capital gains. In all taxable years through the taxable year of the Reorganization, each Fund has distributed substantially all of its income. MuniYield Pennsylvania intends to continue to distribute substantially all of its income following the Reorganization.

  Each Fund is qualified to pay "exempt-interest dividends" as defined in
Section 852(b)(5) of the Code. Under such section, if, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income for Federal income tax purposes ("tax-exempt obligations") under
Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund is qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to a Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they are excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. A tax adviser should be consulted with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds from an issue of PABs or IDBs if any, held by a Fund.

  The portion of exempt-interest dividends paid from interest received by a Fund from Pennsylvania Municipal Bonds also will be exempt from Pennsylvania personal income tax. In the case of residents of the City of Philadelphia, distributions which are derived from interest on Pennsylvania Municipal Bonds or which are designated as capital gain dividends for Federal income tax purposes will be exempt from the Philadelphia School District investment income tax.

  Shares of the Funds will be exempt from the personal property taxes imposed by various Pennsylvania municipalities to the extent the Funds' portfolio securities consist of Pennsylvania Municipal Bonds on the annual assessment date. It should be noted, however, that at present, Pennsylvania counties generally have stopped assessing personal property taxes. This is due, in part, to ongoing litigation challenging the validity of the tax.

  Other Pennsylvania counties, cities and townships generally do not tax individuals on unearned income.

  As a result of a pronouncement by the Pennsylvania Department of Revenue, an investment in the Funds by a corporate shareholder will apparently qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Funds comprise investments in Pennsylvania and/or United States Government Securities that would be exempt assets if owned directly by the corporation. To the extent exempt-interest dividends are excluded from taxable income for federal corporate income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax.

  Shareholders subject to income taxation by states other than Pennsylvania realize a lower after-tax rate of return than Pennsylvania shareholders since the dividends distributed by a Fund generally are not exempt, to any significant degree, from income taxation by such other states or cities. Each Fund informs its shareholders annually as to the portion of the Fund's distributions that constitutes exempt-interest dividends and the portion that is exempt from Pennsylvania personal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax or Pennsylvania personal income tax purposes to the extent attributable to exempt-interest dividends.

  The IRS, in a revenue ruling, held that certain AMPS would be treated as stock for Federal income tax purposes. The terms of the currently outstanding AMPS of each of the Funds, as well as the Series B AMPS to be issued by MuniYield Pennsylvania, are substantially similar, but not identical, to the AMPS discussed in the revenue ruling. In the opinion of Brown & Wood LLP, counsel to all three Funds, each Fund's currently outstanding AMPS, as well as the Series B AMPS to be issued by MuniYield Pennsylvania, constitute stock, and distributions with respect such AMPS (other than distributions in redemption of AMPS subject to Section 302(b) of the Code) will constitute dividends to the extent of current and accumulated earnings and profits as calculated for Federal income tax purposes. Nevertheless, the IRS (and/or the Pennsylvania Department of Revenue) could take a contrary position, asserting, for example, that the AMPS constitute debt. If this position were upheld, the discussion of the treatment of distributions below would not apply to holders of AMPS. Instead, distributions by each Fund to holders of shares of its AMPS would constitute interest, whether or not they exceed the earnings and profits of the Fund, would be included in full in the income of the recipient and taxed as ordinary income. Counsel believes that such a position, if asserted by the IRS, would be unlikely to prevail.

  To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered taxable ordinary income for Federal income tax and Pennsylvania personal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares, and for Pennsylvania personal income tax purposes will be treated as taxable dividends. Certain categories of capital gains are taxable at different rates for Federal income tax purposes. Generally not later than 60 days after the close of its taxable year, a Fund provides its shareholders with a written notice designating the amounts of any exempt-interest dividends and/or capital gain dividends, as well as any amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income, ordinary income or capital gains, are not eligible for the dividends received deduction for corporations under the Code.

  A loss realized on a sale or exchange of shares of a Fund is disallowed for Federal income tax purposes if other Fund shares are acquired (whether under the Automatic Dividend Reinvestment Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain for Federal income tax purposes. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less is treated as long-term capital loss for Federal income tax purposes to the extent of exempt-interest dividends received by the shareholder. In addition, such loss is disallowed to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits first will reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend is treated for Federal income tax purposes as paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  The IRS has taken the position in a revenue ruling that if a RIC has two or more classes of shares it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including exempt-interest dividends and capital gain dividends. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, when Common Shares and one or more series of AMPS are outstanding, each Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. After the Reorganization, MuniYield Pennsylvania will, likewise, so designate distributions with respect to its Common Shares and its AMPS, Series A and B. Each Fund may notify the Auction Agent of the amount of any net capital gains and other taxable income to be included in any dividend on shares of its AMPS prior to the auction establishing the applicable rate for such dividend. Except for the portion of any dividend that a Fund informs the Auction Agent will be treated as capital gains or other taxable income, the dividends paid on the AMPS constitute exempt-interest dividends. Alternatively, each Fund may include such income in a dividend on its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of net capital gains and ordinary income allocable to a Fund's AMPS (the "taxable distribution") depends upon the amount of such gains and income realized by the Fund and the total dividends paid by the Fund on its Common Shares and shares of its AMPS during a taxable year, but the taxable distribution generally is not significant.

  In the opinion of Brown & Wood LLP, counsel to all three Funds, under current law the manner in which each Fund allocates, and MuniYield Pennsylvania will allocate, items of tax-exempt income, net capital gains, and other taxable income, if any, among Common Shares and outstanding AMPS (including, for MuniYield Pennsylvania, AMPS to be designated Series A and the newly issued Series B AMPS) will be respected for Federal income tax purposes. However, the tax treatment of additional dividends may affect a Fund's calculation of each class' allocable share of capital gains and other taxable income. In addition, there is currently no direct guidance from the IRS or other sources specifically addressing whether a Fund's method for allocating tax-exempt income, net capital gains and other taxable income among Common Shares and the outstanding series of AMPS will be respected for Federal income tax purposes, and it is possible that the IRS could disagree with counsel's opinion and attempt to reallocate a Fund's net capital gains or other taxable income. In the event of a reallocation, some of the dividends identified by a Fund as exempt-interest dividends to holders of shares of its AMPS could be recharacterized as additional capital gains or other taxable income. In the event of such recharacterization, a Fund is not required to make payments to such shareholders to offset the tax effect of such reallocation. In addition, a reallocation could cause a Fund to be liable for income tax and excise tax on all reallocated taxable income. Brown & Wood LLP has advised each Fund that, in its opinion, if the IRS were to challenge in court a Fund's allocations of income and gain, the IRS would be unlikely to prevail. The opinion of Brown & Wood LLP, however, represents only its best legal judgment and is not binding on the IRS or the courts. Similarly, there is no guidance from the Pennsylvania Department of Revenue addressing the method of allocating tax-exempt income, net capital gains and other taxable income among the Common Shares and the outstanding series of AMPS, and it is possible that the Pennsylvania Department of Revenue could also attempt to reallocate such items.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent it does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally does not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.

  The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. "Private activity bonds" are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference" which could subject investors in such bonds, including shareholders of the Funds, to an increased Federal alternative minimum tax. Each Fund purchases such "private activity bonds" and reports to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings" which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund is included in adjusted current earnings, a corporate shareholder may be required to pay a Federal alternative minimum tax on exempt-interest dividends paid by such Fund.

  The Funds may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which a Fund may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such nontraditional instruments could be recharacterized as taxable ordinary income.

  If at any time when AMPS are outstanding a Fund does not meet the asset coverage requirements of the Investment Company Act, the Fund will be required to suspend distributions to holders of Common Shares until the asset coverage is restored. See "Dividends and Distributions." This may prevent such Fund from distributing at least 90% of its net investment income and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. If a Fund were to fail to qualify as a RIC, some or all of the distributions paid by the Fund would be fully taxable to shareholders for Federal income and Pennsylvania personal income tax purposes. Upon any failure to meet the asset coverage requirements of the Investment Company Act, a Fund, in its sole discretion, may redeem AMPS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve such objectives.

  As noted above, a Fund must distribute annually at least 90% of its net taxable and tax-exempt interest income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred shares that the Funds have issued and that MuniYield Pennsylvania contemplates issuing may raise a question as to whether distributions on such preferred shares are "preferential" under the Code and, therefore, not eligible for the dividends paid deduction. Counsel has advised the Funds that the outstanding preferred shares and the preferred shares to be issued by MuniYield Pennsylvania will not result in the payment of a preferential dividend. If a Fund ultimately relies solely on a legal opinion when it issues such preferred shares, there is no assurance that the IRS would agree that dividends on the preferred shares are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred shares, the Funds could be disqualified as RICs. In this case, dividends paid by the Funds on the Common Shares and the AMPS would not be exempt from Federal income taxes (or, possibly, Pennsylvania income taxes). Additionally, the Funds would be subject to the Federal alternative minimum tax.

  Under certain circumstances when a Fund is required to allocate taxable income to the AMPS, it will pay Additional Distributions to holders of AMPS. The Federal income tax consequences of Additional Distributions under existing law are uncertain. The Funds treat and MuniYield Pennsylvania intends to continue to treat a holder as receiving a dividend distribution in the amount of any Additional Distribution only as and when such Additional Distribution is paid. An Additional Distribution generally is designated by a Fund as an exempt-interest dividend except as otherwise required by applicable law. However, the IRS may assert that all or part of an Additional Distribution is a taxable dividend either in the taxable year for which the allocation of taxable income is made or in the taxable year in which the Additional Distribution is paid.

  The value of shares acquired pursuant to a Fund's dividend reinvestment plan is generally excluded from gross income for Federal income tax purposes to the extent that the cash amount reinvested would be excluded from gross income. If, when a Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the dividend reinvestment plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all of the shareholders, including shareholders who do not participate in the Fund's dividend reinvestment plan. Thus, shareholders who do not participate in the dividend reinvestment plan, as well as dividend reinvestment plan participants, might be required to report as ordinary income a portion of their distributions equal to the allocable share of the discount.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

  Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities are subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.

  Tax Treatment of Options and Futures Transactions. Each Fund may purchase or sell municipal bond index financial futures contracts and interest rate financial futures contracts on U.S. Government securities. Each

Fund may also purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations and Pennsylvania tax laws presently in effect. For the complete provisions, reference should be made to the pertinent Code sections, the Treasury Regulations promulgated thereunder and the applicable tax laws. The Code and the Treasury Regulations, as well as the Pennsylvania tax laws, are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local tax consequences of an investment in a Fund.

AGREEMENT AND PLAN OF REORGANIZATION

General

  Under the Agreement and Plan of Reorganization (attached hereto as Exhibit
II), (i) MuniYield Pennsylvania will acquire substantially all of the assets, and will assume substantially all of the liabilities, of MuniVest Pennsylvania, in exchange solely for an equal aggregate value of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued by MuniYield Pennsylvania, (ii) MuniYield Pennsylvania will acquire substantially all of the assets, and will assume substantially all of the liabilities, of MuniHoldings Pennsylvania, in exchange solely for an equal aggregate value of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued by MuniYield Pennsylvania and (iii) MuniYield Pennsylvania will become subject to the requirement that under normal circumstances, at least 80% of its assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest, and will change its name to "MuniYield Pennsylvania Insured Fund." The number of MuniYield Pennsylvania Common Shares issued to each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the Common Shares of that Acquired Fund (except that cash will be paid in lieu of any fractional shares), and the number of shares of MuniYield Pennsylvania Series B AMPS issued to each Acquired Fund, will have an aggregate liquidation preference and value equal to the aggregate liquidation preference and value of each such Fund's AMPS. Upon receipt by the Acquired Funds of such shares, the Acquired Funds will (i) distribute the MuniYield Pennsylvania Common Shares to the holders of Common Shares of MuniVest Pennsylvania, and MuniHoldings Pennsylvania, as applicable, in exchange for their Common Shares in the Acquired Funds and (ii) distribute the MuniYield Pennsylvania Series B AMPS to the holders of MuniVest Pennsylvania AMPS and to the holders of MuniHoldings Pennsylvania Series A AMPS, in exchange for their AMPS in the Acquired Funds. MuniYield Pennsylvania will file with the Office of the Secretary of State of The Commonwealth of Massachusetts a Certificate of Designation of MuniYield Pennsylvania, establishing the powers, rights and preferences of the MuniYield Pennsylvania Series B AMPS prior to the closing of the Reorganization. As soon as practicable after the date that the Reorganization takes place (the "Exchange Date"), each of the Acquired

Funds will execute and lodge among the records of the respective Acquired Fund an instrument in writing setting forth the fact of the Fund's termination and cause a copy to be filed in the Office of the Secretary of State of The Commonwealth of Massachusetts.

  Each of the Acquired Funds will distribute MuniYield Pennsylvania Common Shares and the MuniYield Pennsylvania Series B AMPS pro rata to its holders of record of Common Shares and AMPS, as applicable, in exchange for such shareholders' shares in the Acquired Funds. Such distribution would be accomplished by opening new accounts on the books of MuniYield Pennsylvania in the names of the holders of Common Shares and AMPS of each of the Acquired Funds and transferring to those shareholder accounts the MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS previously credited on those books to the accounts of the Acquired Funds. Each newly-opened account on the books of MuniYield Pennsylvania for the previous holders of Common Shares of the Acquired Funds would represent the respective pro rata number of MuniYield Pennsylvania Common Shares (rounded down, in the case of fractional shares, to the next largest number of whole shares) due such holder of Common Shares. No fractional MuniYield Pennsylvania Common Shares will be issued. In lieu thereof, MuniYield Pennsylvania's transfer agent, State Street Bank and Trust Company, will aggregate all fractional MuniYield Pennsylvania Common Shares and sell the resulting whole shares on the NYSE for the account of all holders of fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the share certificates of the applicable Acquired Fund. Similarly, each newly-opened account on the books of MuniYield Pennsylvania for the previous holders of AMPS of an Acquired Fund would represent the respective pro rata number of MuniYield Pennsylvania Series B AMPS due such holder of AMPS. See "Surrender and Exchange of Share Certificates" below for a description of the procedures to be followed by the shareholders of the Acquired Funds to obtain their MuniYield Pennsylvania Common Shares and cash in lieu of fractional shares, if any. Because AMPS are held in "street name" by The Depository Trust Company, all transfers are accomplished by book entry and no surrender of share certificates representing AMPS is necessary.

  Accordingly, as a result of the Reorganization, every holder of Common Shares of an Acquired Fund would own MuniYield Pennsylvania Common Shares that (except for cash payments received in lieu of fractional shares) would have an aggregate net asset value immediately after the Exchange Date equal to the aggregate net asset value of that shareholder's Common Shares immediately prior to the Exchange Date. Since the MuniYield Pennsylvania Common Shares would be issued at net asset value and the Common Shares of the Acquired Fund would be valued at net asset value for the purposes of the exchange, the holders of Common Shares of each of the Funds will not be diluted as a result of the Reorganization. Similarly, since the MuniYield Pennsylvania Series B AMPS would be issued at a liquidation preference and value per share equal to the liquidation preference and value per share of the AMPS of the Acquired Funds, holders of AMPS of each of the Funds will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of any of the Funds likely will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the constituent Funds.

Procedure

  At meetings of the Boards of Trustees of each of the Acquired Funds, and at a meeting of the Board of Trustees of MuniYield Pennsylvania, the Board of Trustees of each of the Funds, including all of the Trustees who are not "interested persons," as defined in the Investment Company Act, of the applicable Fund, approved the Agreement and Plan of Reorganization and the submission of such Agreement and Plan of Reorganization to the shareholders of each of the Funds for approval. The Board of Trustees of MuniVest Pennsylvania and MuniHoldings Pennsylvania voted unanimously to approve the Reorganization and the Board of Trustees of MuniYield Pennsylvania approved the Reorganization by the affirmative vote of all the Trustees present at the meeting, representing more than two-thirds of the total number of Trustees.

  The Board of Trustees of MuniYield Pennsylvania approved the filing of a Certificate of Designation establishing the powers, rights and preferences of the MuniYield Pennsylvania Series B AMPS in order that they may be distributed to holders of AMPS of each of the Acquired Funds as part of the Reorganization. The Board of MuniYield Pennsylvania, in approving the Reorganization, also approved the change in the investment policies of that Fund to provide that the Fund will invest at least 80% of its assets in municipal obligations either

(i) insured under an insurance policy purchased by the Fund or (ii) insured under an insurance policy obtained by the issuer thereof or any other party, as well as the change in the name of the Fund to "MuniYield Pennsylvania Insured Fund."

  As a result of such Board approvals, the Funds have jointly filed this proxy statement with the SEC soliciting a vote of the shareholders of each of the Funds to approve the Reorganization. The costs of such solicitation are to be paid by MuniYield Pennsylvania after the Reorganization so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. The special and annual meetings of shareholders of the Funds will be held on December 15, 1999. If the shareholders of all three Funds approve the Reorganization, the Reorganization will take place as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the IRS concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect.

  The Boards of Trustees of MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania recommend that the shareholders of the respective Funds approve the Agreement and Plan of Reorganization.

Terms of the Agreement and Plan of Reorganization

  The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, attached hereto as Exhibit II.

  Valuation of Assets and Liabilities. The respective assets of each of the Funds will be valued on the business day prior to the Exchange Date (the "Valuation Date"). The valuation procedures are the same for all three Funds: net asset value per share of the Common Shares of each Fund will be determined after the close of business on the NYSE (generally, 4:00 P.M., Eastern time) on the Valuation Date. For the purpose of determining the net asset value of a common share of beneficial interest of each Fund, the value of the securities held by the issuing Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding AMPS of the issuing Fund is divided by the total number of Common Shares of the issuing Fund outstanding at such time. Daily expenses, including the fees payable to FAM, will accrue on the Valuation Date.

  The Pennsylvania Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value on the Valuation Date, each Fund will use the valuations of portfolio securities furnished by a pricing service approved by the Boards of Trustees of the Funds. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Pennsylvania Municipal Bonds and Municipal Bonds for which quotations are not readily available will be valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The Boards of Trustees of the Funds have determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in financial futures contracts will be valued on the Valuation Date at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, will be valued at fair value on a consistent basis using methods determined in good faith by the Board of Trustees.

  Distribution of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS. On the Exchange Date, MuniYield Pennsylvania will issue to each Acquired Fund a number of MuniYield Pennsylvania Common Shares the aggregate net asset value of which will equal the respective aggregate net asset value of Common Shares of the Acquired Fund on the Valuation Date. Each holder of Common Shares of an Acquired Fund will receive the number of MuniYield Pennsylvania Common Shares corresponding to his or her proportionate interest in the respective aggregate net asset value of the Common Shares of the Acquired Fund, as applicable.

  On the Exchange Date, MuniYield Pennsylvania also will issue (i) to MuniVest Pennsylvania a number of MuniYield Pennsylvania Series B AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of MuniVest Pennsylvania AMPS on the Valuation Date and
(ii) to MuniHoldings Pennsylvania a number of MuniYield Pennsylvania Series B AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of MuniHoldings Pennsylvania Series A AMPS on the Valuation Date. Each holder of AMPS of an Acquired Fund will receive the number of MuniYield Pennsylvania Series B AMPS, corresponding to his or her proportionate interest in the aggregate liquidation preference and value of the AMPS of the Acquired Fund. No sales charge or fee of any kind will be charged to shareholders of the Acquired Funds in connection with their receipt of MuniYield Pennsylvania Common Shares or AMPS in the Reorganization. Holders of MuniHoldings Pennsylvania AMPS will find that the auction date and dividend payment date for the MuniYield Pennsylvania Series B AMPS received in the Reorganization fall on different days of the week than the auction date and dividend payment date of the AMPS currently held. Any such change in the auction date and dividend payment date will not adversely affect the value of a holder's AMPS. It is anticipated that the auction for MuniYield Pennsylvania Series B AMPS will be held on Tuesday; MuniVest Pennsylvania Series A AMPS are auctioned on Tuesday, but MuniHoldings Pennsylvania Series A AMPS are auctioned on Friday. The auction procedures for all of the AMPS are substantially the same. As a result of the Reorganization, the last dividend period for the AMPS of each Acquired Fund prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.

  Expenses. MuniYield Pennsylvania shall pay, subsequent to the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Trustees, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, a registration statement on Form N-14 and a private letter ruling request submitted to the IRS, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement and Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, accounting fees associated with each Fund's financial statements, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization. In this regard, expenses of the Reorganization will be deducted from the assets of the combined fund so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. No Fund shall pay any expenses of its respective shareholders arising out of or in connection with the Reorganization.

  Required Approvals. Under the Declaration of Trust of each Fund (as amended to date and including Certificates of Designation establishing the powers, rights and preferences of the AMPS of each Fund), relevant Massachusetts law and the rules of the NYSE and AMEX, shareholder approval of the Agreement and Plan of Reorganization requires the affirmative vote of shareholders representing more than 50% of the outstanding Common Shares and AMPS, voting together as a single class, and more than 50% of the AMPS, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by the shareholders of all three Funds, the Reorganization will not take place if the shareholders of any one Fund do not approve the Agreement and Plan of Reorganization.

  Deregistration and Termination. Following the transfer of the assets and liabilities of the Acquired Funds and the distribution of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to shareholders of the Acquired Funds, in accordance with the foregoing, each of the Acquired Funds will terminate its registration under the Investment Company Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it is required to do so.

  Amendments and Conditions. The Agreement and Plan of Reorganization may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval by the shareholders of each of the Funds, favorable IRS rulings or an opinion of counsel being received as to tax matters, an opinion of counsel as to securities matters being received and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

  Postponement, Termination. Under the Agreement and Plan of Reorganization, the Board of Trustees of any of the Funds may cause the Reorganization to be postponed or abandoned under certain circumstances should such Board determine that it is in the best interests of the shareholders of its respective Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of any of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed: (i) by mutual consent of the Boards of Trustees of the three Funds and (ii) by the Board of Trustees of any Fund if any condition to that Fund's obligations set forth in the Agreement and Plan of Reorganization has not been fulfilled or waived by such Board.

Potential Benefits to Holders of Common Shares of the Funds as a Result of the Reorganization

  In approving the Reorganization, the Board of Trustees of each Fund identified certain benefits that are likely to result from the Reorganization, including lower aggregate operating expenses per share of Common Shares, greater efficiency and flexibility in portfolio management and a more liquid trading market for the Common Shares of the combined fund. With respect to each of the Acquired Funds, following the Reorganization their respective shareholders will remain invested in a closed-end fund that has investment objectives and policies substantially similar to those of the Acquired Fund. The Boards also considered the possible risks and costs of combining the Funds, and examined the relative credit strength, maturity characteristics, mix of type and purpose, and yield of the Funds' portfolios of Pennsylvania Municipal Bonds and Municipal Bonds and the costs involved in a transaction such as the Reorganization. The Boards noted the many similarities between the Funds, including their substantially similar investment objectives and investment policies, their use of substantially the same management personnel and their similar portfolios of Pennsylvania Municipal Bonds and Municipal Bonds. The Boards also considered the relative tax positions of each of the Fund's portfolios. Based on these factors, the Boards concluded that the Reorganization will potentially benefit the shareholders of each Fund in that it (i) presents no significant risks that would outweigh the benefits discussed herein above and (ii) involves minimal costs (including relatively minor legal, accounting and administrative costs). MuniYield Pennsylvania's Board also considered the possible risks and costs to MuniYield Pennsylvania of becoming an insured fund and concluded that based on current portfolio holdings and market conditions the risks were minimal.

  The surviving fund that would result from the Reorganization would have a larger asset base than any of the Funds has currently. Based on data presented by FAM, the Board of each Fund believes that administrative expenses for a larger combined fund would be less than the aggregate expenses for the individual Funds, resulting in a lower expense ratio for common shareholders of the combined fund and higher earnings per common share. In particular, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses will be spread across a larger asset base, thereby lowering the expense ratio for the combined fund. To illustrate the potential economies of scale, the table below shows the total annualized operating expense ratio of each Fund and pro forma MuniYield Pennsylvania based on net assets both excluding and including assets attributable to AMPS as of June 30, 1999:

                         Total annualized  Net assets,  Total annualized Net assets,
                            operating       excluding      operating       including
                          expense ratio       AMPS       expense ratio       AMPS
      Fund                excluding AMPS  (in millions)  including AMPS  (in millions)
      ----               ---------------- ------------- ---------------- -------------
MuniYield Pennsylvania..       1.16%         $ 86.3           0.79%         $126.3
MuniVest Pennsylvania...       1.33%         $ 52.2           0.87%         $ 79.7
MuniHoldings
 Pennsylvania...........       1.71%         $ 30.1           1.02%         $ 50.6
Pro Forma MuniYield
 Pennsylvania(1)........       1.10%         $168.6           0.72%         $256.6

--------
(1) Assumes Reorganization had taken place on June 30, 1999.

  Management projections estimate that MuniYield Pennsylvania will have net assets in excess of $256.6 million including assets attributable to AMPS upon completion of the Reorganization. A larger asset base should provide benefits in portfolio management. After the Reorganization, MuniYield Pennsylvania should be able to purchase larger amounts of Pennsylvania Municipal Bonds and Municipal Bonds at more favorable prices than any of the Funds separately and, with this greater purchasing power, request improvements in the terms of the Pennsylvania Municipal Bonds and Municipal Bonds (e.g., added indenture provisions covering call protection, sinking funds and audits for the benefit of large holders) prior to purchase.

  Based on the foregoing, the Boards concluded that the Reorganization is in the best interests of the shareholders of each of the Funds because the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above.

  In approving the Reorganization, the Board of Trustees of each Fund determined that the Reorganization is in the best interests of that Fund and, with respect to net asset value and liquidation preference, that the interests of existing shareholders of that Fund would not be diluted as a result of the Reorganization. Although the Reorganization is expected to result in a reduction in net asset value per share of the combined fund after the Reorganization of approximately $.02 as a result of the estimated costs of the Reorganization, management of each Fund advised its Board that it expects that such costs would be recovered within six months to 3 1/2 years after the Exchange Date due to a decrease in the operating expense ratio.

  It is not anticipated that the Reorganization directly would benefit the holders of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of AMPS of any of the Funds.

Surrender and Exchange of Share Certificates

  After the Exchange Date, each holder of an outstanding certificate or certificates formerly representing Common Shares of any one of the Acquired Funds will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of MuniYield Pennsylvania Common Shares distributable with respect to such holder's Common Shares of the Acquired Fund, together with cash in lieu of any fractional shares of beneficial interest. Promptly after the Exchange Date, the transfer agent for the MuniYield Pennsylvania Common Shares will mail to each holder of certificates formerly representing Common Shares of an Acquired Fund a letter of transmittal for use in surrendering his or her certificates for certificates representing MuniYield Pennsylvania Common Shares and cash in lieu of any fractional Common Shares.

  Shares of AMPS are held in "street name" by the Depository Trust Company, and all transfers will be accomplished by book entry. Surrender of physical certificates for AMPS is not required.

If prior to the Reorganization you held:  After the Reorganization, you will hold:
----------------------------------------  ----------------------------------------
MuniYield Pennsylvania Common Shares        MuniYield Pennsylvania Common Shares
MuniYield Pennsylvania AMPS                 MuniYield Pennsylvania Series A AMPS
MuniVest Pennsylvania Common Shares         MuniYield Pennsylvania Common Shares
MuniVest Pennsylvania AMPS                  MuniYield Pennsylvania Series B AMPS
MuniHoldings Pennsylvania Common
 Shares                                     MuniYield Pennsylvania Common Shares
MuniHoldings Pennsylvania Series A
 AMPS                                       MuniYield Pennsylvania Series B AMPS

  Please do not send in any share certificates at this time. Upon consummation of the Reorganization, holders of Common Shares of the Acquired Funds will be furnished with instructions for exchanging their share certificates for MuniYield Pennsylvania share certificates and, if applicable, cash in lieu of fractional shares.

  From and after the Exchange Date, certificates formerly representing Common Shares of an Acquired Fund will be deemed for all purposes to evidence ownership of the number of full shares of MuniYield Pennsylvania Common Shares distributable with respect to the Common Shares of the Acquired Fund held before the

Reorganization as described above and as shown in the table above, provided that, until such share certificates have been so surrendered, no dividends payable to the holders of record of Common Shares of an Acquired Fund as of any date subsequent to the Exchange Date will be paid to the holders of such outstanding share certificates. Dividends payable to holders of record of Common Shares of MuniYield Pennsylvania, as of any date after the Exchange Date and prior to the exchange of certificates by any shareholder of an Acquired Fund, will be paid to such shareholder, without interest, at the time such shareholder surrenders his or her share certificates for exchange.

  From and after the Exchange Date, there will be no transfers on the stock transfer books of any Acquired Fund. If, after the Exchange Date, certificates representing Common Shares of an Acquired Fund are presented to MuniYield Pennsylvania, they will be canceled and exchanged for certificates representing Common Shares of MuniYield Pennsylvania, as applicable, and cash in lieu of fractional Common Shares of MuniYield Pennsylvania, if any, distributable with respect to such Common Shares in the Reorganization.

Tax Consequences of the Reorganization

  General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. Each of the three Funds has elected and qualified for the special tax treatment afforded RICs under the Code, and MuniYield Pennsylvania intends to continue to so qualify after the Reorganization. The Funds have jointly requested a private letter ruling from the IRS that for Federal income tax purposes: (i) the exchange of assets by each Acquired Fund for MuniYield Pennsylvania shares, as described, will constitute a reorganization within the meaning of Section 361(a)(1)(C) of the Code, and each of the Acquired Funds and MuniYield Pennsylvania will be deemed a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 368(a) of the Code, no gain or loss will be recognized to the Acquired Funds as a result of the Reorganization or on the distribution of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, to the respective shareholders of the Acquired Funds under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to MuniYield Pennsylvania as a result of the Reorganization; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Funds on the receipt of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS in exchange for their corresponding Common Shares or AMPS of an Acquired Fund (except to the extent that holders of Common Shares receive cash representing an interest in fractional Common Shares of MuniYield Pennsylvania in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of the Acquired Funds in the hands of MuniYield Pennsylvania will be the same as the tax basis of such assets in the hands of the Acquired Fund that transferred them immediately prior to the consummation of the Reorganization; (vi) in accordance with
Section 358 of the Code, immediately after the Reorganization, the tax basis of the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS received by the shareholders of the Acquired Funds in the Reorganization will be equal to the tax basis of the Common Shares or AMPS of the Acquired Funds surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, will be determined by including the period for which such shareholder held the Common Shares or AMPS of the Acquired Fund exchanged therefor, provided that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, MuniYield Pennsylvania's holding period with respect to the assets of the Acquired Funds transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to holders of Common Shares of an Acquired Fund in lieu of fractional MuniYield Pennsylvania Common Shares will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such shareholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the shareholder's basis allocable to the MuniYield Pennsylvania fractional shares; and (x) the taxable year of each of the Acquired Funds will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, MuniYield Pennsylvania will succeed to and take into account certain tax attributes of the Acquired Funds, such as earnings and profits, capital loss carryovers and method of accounting.

  As noted in the discussion under "Comparison of the Funds--Tax Rules Applicable to the Funds and Their Shareholders," a Fund must distribute annually at least 90% of its net taxable and tax-exempt income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. In the opinion of Brown & Wood LLP, the issuance of MuniYield Pennsylvania Series B AMPS pursuant to the Reorganization in addition to the already existing preferred shares of MuniYield Pennsylvania (to be redesignated MuniYield Pennsylvania Series A AMPS) will not cause distributions on any series of MuniYield Pennsylvania AMPS to be treated as preferential dividends ineligible for the dividends paid deduction. It is possible, however, that the IRS may assert that, because there is more than one series of AMPS, distributions on such shares are preferential under the Code and therefore not eligible for the dividends paid deduction. If the IRS successfully disallowed the dividends paid deduction for dividends on the AMPS, MuniYield Pennsylvania could lose the special tax treatment afforded RICs. In this case, dividends on the MuniYield Pennsylvania Common Shares and AMPS would not be exempt from Federal income tax. Additionally, MuniYield Pennsylvania would be subject to the Federal alternative minimum tax.

  Under Section 381(a) of the Code, MuniYield Pennsylvania will succeed to and take into account certain tax attributes of the Acquired Funds, including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to MuniYield Pennsylvania.

  Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

  Regulated Investment Company Status. The Funds have elected and qualified for taxation as RICs under Sections 851-855 of the Code, and after the Reorganization MuniYield Pennsylvania intends to continue to so qualify.

Appraisal Rights

  A shareholder of any of the Funds who does not vote in favor of the Reorganization may have the right under Massachusetts law to object to the Reorganization and demand payment for his or her shares from the applicable Fund and an appraisal thereof upon compliance with the procedures specified in Sections 86 through 98 of the Massachusetts Business Corporation Law (the "Massachusetts Business Corporation Law"), which are set forth in Exhibit VI hereto. A vote against the Reorganization or the execution of a proxy directing such a vote will not satisfy the requirements of those provisions. A failure to vote against the Reorganization will not constitute a waiver of such rights. The Funds take the position that, if available, this statutory right of appraisal may be exercised only by shareholders of record.

  Section 92 of the Massachusetts Business Corporation Law provides that for purposes of payment to any shareholder who elects to exercise his or her statutory right of appraisal, the value of shares of such shareholder is to be determined as of the day preceding the date of the shareholders' vote approving the Agreement and Plan of Reorganization. Under the terms of the Agreement and Plan of Reorganization, MuniYield Pennsylvania will assume the obligations of each of the Funds, if any, with respect to statutory rights of appraisal.

  For federal income tax purposes, dissenting shareholders obtaining payment for their shares will recognize gain or loss measured by the difference between any such payment and the tax basis for their shares. Shareholders are advised to consult their personal tax advisers as to the tax consequences of dissenting.

Capitalization

  The following table sets forth as of April 30, 1999 (i) the capitalization of MuniYield Pennsylvania, (ii) the capitalization of MuniVest Pennsylvania,
(iii) the capitalization of MuniHoldings Pennsylvania and (iv) the capitalization of pro forma MuniYield Pennsylvania as adjusted to give effect to the Reorganization.

              Pro Forma Capitalization of MuniYield Pennsylvania,
   MuniVest Pennsylvania, MuniHoldings Pennsylvania and Pro Forma MuniYield
             Pennsylvania  as of April 30, 1999  (unaudited)

                                                                             Pro Forma
                                                                             MuniYield
                                                                            Pennsylvania
                          MuniYield     MuniVest   MuniHoldings Pro Forma        As
                         Pennsylvania Pennsylvania Pennsylvania Adjustment  adjusted(a)
                         ------------ ------------ ------------ ----------  ------------
Net Assets:
  Net Assets
   Attributable to
   Common Shares........ $89,807,780  $54,587,268  $31,959,162  (2,095,441) $174,258,769
  Net Assets
   Attributable to AMPS. $40,000,000  $27,500,000  $20,500,000         --   $ 88,000,000
Shares Outstanding:
  Common Shares.........   5,883,760    4,037,179    2,156,567    (487,341)   11,590,165(b)
  AMPS
    Series A............       1,600        1,100          820      (1,920)        1,600
    Series B............         --           --           --        1,920         1,920(b)
Net Asset Value Per
 Share:
  Common Shares......... $     15.26  $     13.52  $     14.82         --   $      15.04(c)
  AMPS.................. $    25,000  $    25,000  $    25,000         --   $     25,000

--------

(a) The adjusted balances are presented as if the Reorganization had been consummated on April 30, 1999 and are for informational purposes only. Assumes distribution of undistributed net investment income and accrual of Reorganization expenses of $340,000. No assurance can be given as to how many MuniYield Pennsylvania Common Shares shareholders of MuniVest Pennsylvania and MuniHoldings Pennsylvania will receive on the Exchange Date, and the foregoing should not be relied upon to reflect the number of MuniYield Pennsylvania Common Shares that actually will be received on or after such date.

(b) Assumes the issuance of 5,706,405 MuniYield Pennsylvania Common Shares and one newly-created series of AMPS, designated Series B, consisting of 1,920 shares in exchange for the net assets of each of MuniVest Pennsylvania and MuniHoldings Pennsylvania. The estimated number of shares issued was based on the net asset value of each Fund, net of distributions, on April 30, 1999.

(c) Net Asset Value Per Common Share net of Reorganization-related expenses and distribution of undistributed net investment income of $1,172,691 for MuniYield Pennsylvania, $295,148 for MuniVest Pennsylvania and $287,602 for MuniHoldings Pennsylvania.

                         ITEM 2. ELECTION OF TRUSTEES

  At the annual meeting of MuniHoldings Pennsylvania, the Board of Trustees for MuniHoldings Pennsylvania will be elected to serve until the next annual meeting of shareholders and until their successors are elected and qualified. If the shareholders of all of the Funds approve the Reorganization, then the current Board of Trustees of MuniYield Pennsylvania will serve as the Board of the combined fund, until its next annual meeting of shareholders. If the shareholders of any Fund vote against the Reorganization, then the Board of Trustees elected at the annual meeting of MuniHoldings Pennsylvania will continue to serve until the next annual meeting of shareholders of MuniHoldings Pennsylvania and the current Board of MuniYield Pennsylvania and MuniVest Pennsylvania will continue to serve until the next annual meeting of that Fund. It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy) as follows:

    (1) All proxies of the holders of AMPS of MuniHoldings Pennsylvania, voting separately as a class, will be voted in favor of the two persons designated as Trustees to be elected by the holders of AMPS of MuniHoldings Pennsylvania; and

    (2) All proxies of the holders of Common Shares and AMPS of MuniHoldings Pennsylvania, voting together as a single class, will be voted in favor of the five persons designated as Trustees to be elected by the holders of Common Shares and AMPS of MuniHoldings Pennsylvania.

  The Board of Trustees of MuniHoldings Pennsylvania knows of no reason why any of these nominees will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the appropriate Board of Trustees may recommend.

  Certain information concerning the nominees is set forth below. Additional information concerning the nominees and other information relevant to the election of Trustees is set forth in Exhibit I.

To Be Elected by the Holders of MuniHoldings Pennsylvania AMPS, Voting Separately As A Class:

                                            Principal Occupation During Past
          Name and Address           Age Five Years and Public Directorships(1)
          ----------------           --- --------------------------------------
Joseph L. May(1)(2).................  70 Attorney in private practice since
 424 Church Street                       1984; President, May and Athens
 Suite 2000                              Hosiery Mills Division. Wayne-Gossard
 Nashville, Tennessee 37219              Corporation from 1954 to 1983: Vice
                                         President, Wayne-Gossard Corporation
                                         from 1972 to 1983; Chairman, The May
                                         Corporation (personal holding company)
                                         from 1972 to 1983; Director, Signal
                                         Apparel Co. from 1972 to 1989.

Andre F. Perold(1)(2)................  47 Professor, Harvard Business School
 Harvard Business School                  since 1989 and Associate Professor
 Morgan Hall                              from 1983 to 1989; Trustee, The Common
 Soldiers Field                           Fund since 1989; Director, Quantec
 Boston, Massachusetts 02163              Limited from 1991 to 1999; Director,
                                          TIBCO from 1994 to 1996; Director,
                                          Genbel Securities Limited and Genbel
                                          Bank since 1999.


                                                  (footnotes on following page)

To be Elected by Holders of MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS, Voting Together as a Single Class:

                                            Principal Occupation During Past
          Name and Address           Age Five Years and Public Directorships(1)
          ----------------           --- --------------------------------------
Terry K. Glenn(1)*..................  59 Executive Vice President of FAM and
 P.O. Box 9011                           MLAM (which terms as used herein
 Princeton, New Jersey 08543-9011        include their corporate predecessors)
                                         since 1983; Executive Vice President
                                         and Director of Princeton Services,
                                         Inc. ("Princeton Services") since
                                         1993; President of Princeton Funds
                                         Distributor, Inc. ("PFD") since 1986
                                         and Director thereof since 1991;
                                         President of Princeton Administrators
                                         L.P. since 1988.

James H. Bodurtha(1)(2).............  55 Director and Executive Vice President,
 36 Popponesset Road                     The China Business Group, Inc. since
 Cotuit, Massachusetts 02635             1996; Chairman and Chief Executive
                                         Officer, China Enterprise Management
                                         Corporation from 1993 to 1996;
                                         Chairman, Berkshire Corporation since
                                         1980; Partner, Squire, Sanders &
                                         Dempsey from 1980 to 1993; Director,
                                         Gilder Group LLC and related companies
                                         since 1999.

Herbert I. London(1)(2).............  60 John M. Olin Professor of Humanities,
 2 Washington Square Village             New York University since 1993 and
 New York, New York 10012                Professor since 1980; President,
                                         Hudson Institute since 1997 and
                                         Trustee thereof since 1980; Dean,
                                         Gallatin Division of New York
                                         University from 1976 to 1993;
                                         Distinguished Fellow, Herman Kahn
                                         Chair, Hudson Institute from 1984 to
                                         1985; Director, Damon Corp. from 1991
                                         to 1995; Overseer, Center for Naval
                                         Analyses from 1983 to 1993; Limited
                                         Partner, Hypertech LP in 1996.

Robert R. Martin(1)(2)..............  72 Chairman and Chief Executive Officer,
 513 Grand Hill                          Kinnard Investments, Inc. from 1990 to
 St. Paul, Minnesota 55103               1993; Executive Vice President, Dain
                                         Bosworth from 1974 to 1989; Director,
                                         Carnegie Capital Management from 1977
                                         to 1985 and Chairman thereof in 1979;
                                         Director, Securities Industry
                                         Association from 1981 to 1982 and
                                         Public Securities Association from
                                         1979 to 1980; Chairman of the Board,
                                         WTC Industries, Inc. in 1994; Trustee,
                                         Northland College since 1992.

Arthur Zeikel(1)*...................  67 Chairman of FAM and MLAM from 1997 to
 300 Woodland Avenue                     1999; President of FAM and MLAM from
 Westfield, New Jersey 07090             1977 to 1997; Chairman of Princeton
                                         Services from 1997 to 1999, Director
                                         thereof from 1993 to 1999 and
                                         President thereof from 1993 to 1997;
                                         Executive Vice President of ML & Co.
                                         from 1990 to 1999.

--------

(1) Each of the nominees is a director, trustee or member of an advisory board of one or more additional investment companies for which FAM, MLAM or their affiliates act as investment adviser. See Exhibit I.
(2) Member of Audit Committee of the Board of Trustees.
 * Interested person, as defined in the Investment Company Act, of each of the Funds.

Committee and Board Meetings

  The Board of each Fund has a standing Audit Committee, which consists of Board members who are not "interested persons" of the Fund within the meaning of the Investment Company Act. The principal purpose of the Audit Committee is to review the scope of the annual audit conducted by the Fund's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Fund. The Audit Committee also reviews and nominates candidates to serve as non-interested Board members. The non-interested Board members have retained independent legal counsel to assist them in connection with these duties.

  During each Fund's last fiscal year, each of the Board members then in office attended at least 75% of the aggregate of the total number of meetings of the Board held during the fiscal year and, if a member, of the total number of meetings of the Audit Committee held during the period for which he or she served. See Exhibit I for further information about Audit Committee and Board meetings.

Compliance with Section 16(a) of the Securities Exchange Act of 1934

  Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires the officers and Trustees of each Fund and persons who own more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the SEC and the NYSE or the AMEX, as applicable. Officers, trustees and greater than ten percent shareholders are required by SEC regulations to furnish the Fund with copies of all Forms 3, 4 and 5 they file.

  Based solely on each Fund's review of the copies of such forms, and amendments thereto, furnished to it during or with respect to its most recent fiscal year, and written representations from certain reporting persons that they were not required to file Form 5 with respect to the most recent fiscal year, each Fund believes that all of its officers, trustees, greater than ten percent beneficial owners and other persons subject to Section 16 of the Exchange Act because of the requirements of Section 30 of the Investment Company Act, i.e., any advisory board member, investment adviser or affiliated person of the Fund's investment adviser, have complied with all filing requirements applicable to them with respect to transactions during the Fund's most recent fiscal year.

Interested Persons

  Each Fund considers Mr. Zeikel and Mr. Glenn to be "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act because of the positions each holds or has held with FAM and its affiliates. Mr. Glenn is the President of each Fund.

Compensation of Trustees

  FAM, the investment adviser of each Fund, pays all compensation to all officers of each Fund and all Trustees of each Fund who are affiliated with ML & Co. or its subsidiaries. Each Fund pays each Trustee not affiliated with FAM (each a "non-affiliated Trustee") an annual fee plus a fee for each meeting attended, and each Fund also pays each member of its Audit Committee, which consists of all of the non-affiliated Trustees, an annual fee plus a fee for each meeting attended, together with such Trustee's out-of-pocket expenses relating to attendance at such meetings. Information with respect to fees and expenses paid to the non-affiliated Trustees for each Fund's most recently completed fiscal year is set forth in Exhibit I.

Officers of MuniHoldings Pennsylvania

  Information regarding the officers of MuniHoldings Pennsylvania is set forth in Exhibit I. Officers of the Funds are elected and appointed by the Board and hold office until they resign, are removed or are otherwise disqualified to serve.

                   ITEM 3. SELECTION OF INDEPENDENT AUDITORS

  The Board of Trustees of MuniHoldings Pennsylvania, including a majority of the Trustees who are not interested persons of the Fund, has selected Deloitte & Touche LLP ("D&T") as the independent auditors to audit the financial statements of the Fund for the Fund's current fiscal year. The current fiscal year for MuniHoldings Pennsylvania is the fiscal year ending September 30, 2000. The Fund knows of no direct or indirect financial interest of such auditors in the Fund. Such appointment is subject to ratification or rejection by the shareholders of MuniHoldings Pennsylvania.

  D&T also acts as independent auditors for ML & Co. and most of its subsidiaries, including FAM and MLAM, and for most other investment companies for which FAM or MLAM acts as investment adviser. The Board of Trustees of MuniHoldings Pennsylvania considered the fact that D&T have been retained as the independent auditors for ML & Co. and the other entities described above in its evaluation of the independence of D&T with respect to the Fund.

  Representatives of D&T are expected to be present at the Meeting and will have the opportunity to make a statement if they so desire and to respond to questions from shareholders.

INFORMATION CONCERNING THE ANNUAL MEETING OF MUNIHOLDINGS PENNSYLVANIA AND THE
     SPECIAL MEETINGS OF MUNIYIELD PENNSYLVANIA AND MUNIVEST PENNSYLVANIA

Date, Time and Place of Meetings

  The Meetings will be held on December 15, 1999 at the offices of MLAM, 800 Scudders Mill Road, Plainsboro, New Jersey at the times listed on Exhibit I.

Solicitation, Revocation and Use of Proxies

  A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the appropriate Fund or by voting in person at the Meeting. Although mere attendance at the Meetings will not revoke a proxy, a shareholder present at the Meetings may withdraw his or her proxy and vote in person.

  All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meetings in accordance with the directions on the proxies; if no direction is indicated, the shares will be voted "FOR" (i) the approval of the Agreement and Plan of Reorganization and, for the shareholders of MuniHoldings Pennsylvania only, "FOR" (ii) the election of the nominees to the Board of Trustees and (iii) the ratification of the selection of D&T or as independent auditors of MuniHoldings Pennsylvania. It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before the Meetings, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

  Only holders of record of Common Shares or AMPS of any of the Funds at the close of business on the Record Date are entitled to vote at the Meetings or any adjournment thereof. At the close of business on the Record Date, the Funds had the number of shares outstanding indicated in Exhibit I.

Security Ownership of Certain Beneficial Owners and Management

  To the knowledge of the Funds, at the date hereof, no person or entity owns beneficially 5% or more of the Common Shares or AMPS of any Fund.

  As of the Record Date, none of the nominees for Trustee of MuniHoldings Pennsylvania or the Trustees of MuniYield Pennsylvania or MuniVest Pennsylvania held shares of the Funds except as set forth in the table below:

      Nominee              Fund and Class of Shares         No. of Shares Held*
      -------       --------------------------------------- -------------------
Terry K. Glenn.....   MuniVest Pennsylvania Common Shares         25,518
                    MuniHoldings Pennsylvania Common Shares       13,724

--------

* These holdings represent less than 1% of the Common Shares outstanding of the relevant Fund.

  As of the Record Date, the Trustees and officers of MuniYield Pennsylvania as a group (12 persons) owned an aggregate of less than 1% of the outstanding Common Shares of MuniYield Pennsylvania and owned no MuniYield Pennsylvania AMPS.

  As of the Record Date, the Trustees and officers of MuniVest Pennsylvania as a group (13 persons) owned an aggregate of less than 1% of the outstanding Common Shares of MuniVest Pennsylvania and owned no MuniVest Pennsylvania AMPS.

  As of the Record Date, the Trustees and officers of MuniHoldings Pennsylvania as a group (12 persons) owned an aggregate of less than 1% of the outstanding Common Shares of MuniHoldings Pennsylvania and owned no MuniHoldings Pennsylvania AMPS.

  On the Record Date, Mr. Glenn, a Trustee and an officer of each of the Funds, Mr. Zeikel, a Trustee of each of the Funds, and the other Trustees and officers of each Fund owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

Voting Rights and Required Vote

  For purposes of this Proxy Statement and Prospectus, holders of Common Shares and AMPS of each of the Funds are entitled to one vote for each share held. Approval of the Agreement and Plan of Reorganization requires the approval of each Fund. With respect to each Fund, approval of the Agreement and Plan of Reorganization requires the affirmative vote of shareholders representing (i) a majority of the Fund's outstanding Common Shares and AMPS, voting together as a single class, and (ii) a majority of the Fund's outstanding AMPS, voting separately as a class. See "Agreement and Plan of Reorganization--Appraisal Rights" and Exhibit VI--"Sections 86 through 98 of Chapter 156B of the Massachusetts General Laws (the Massachusetts Business Corporation Law)" for a discussion of dissenters' rights under Massachusetts law.

  For purposes of each Meeting, a quorum consists of a majority of the outstanding shares of each Fund, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Fund's shareholders is not present, or if a quorum is present but sufficient votes to approve or disapprove the Agreement and Plan of Reorganization are not received from the shareholders of the applicable Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the applicable Fund's shareholders.

  With respect to the election of Trustees of MuniHoldings Pennsylvania, assuming a quorum is present, holders of MuniHoldings Pennsylvania AMPS, voting separately as a class, are entitled to elect two Trustees of the Fund and holders of the Fund's Common Shares and AMPS, voting together as a single class, are entitled to elect the remaining Trustees of that Fund. Assuming a quorum is present, (x) election of the two Trustees of MuniHoldings Pennsylvania to be elected by the holders of that Fund's AMPS, voting separately as a class, will require the affirmative vote of a majority of the votes cast by the holders of that Fund's AMPS, represented at the Meeting and entitled to vote, voting together as a single class; and (y) election of the remaining Trustees of the Fund will require the affirmative vote of a majority of the votes cast by the holders of that Fund's Common Shares and AMPS, represented at the annual meeting and entitled to vote, voting together as a single class.

  Assuming a quorum is present, approval of the ratification of the selection of the independent auditors of MuniHoldings Pennsylvania, will require the affirmative vote of a majority of the votes cast by the holders of Common Shares and AMPS of MuniHoldings Pennsylvania represented at the annual meeting and entitled to vote, voting together as a single class.

                            ADDITIONAL INFORMATION

  The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by MuniYield Pennsylvania, the surviving fund after the Reorganization, so as to be borne equally and exclusively on a per share basis by the holders of Common Shares of each of the Funds. If the Reorganization is not approved, these expenses will be allocated among the Funds according to the net asset value of Common Shares of each Fund on the Meeting date.

  The Funds likewise will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of each of the Funds and certain persons that the Funds may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of capital shares of the Funds.

  In order to obtain the necessary quorum at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Funds. Each of the Funds has retained Shareholder Communications Corporation, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies, at a cost to be borne by each of the Funds of approximately $7,500, plus out-of-pocket expenses.

  Broker-dealer firms, including Merrill Lynch, holding Fund shares in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Meetings. The Funds understand that, under the rules of the NYSE and the AMEX, such broker-dealer firms may, without instructions from their customers and clients, grant authority to the proxies designated to vote on the election of the Trustees of each Fund (Item 2) and the ratification of the selection of independent auditors for each Fund (Item 3) if no instructions have been received prior to the date specified in the broker-dealer firm's request for voting instructions. With respect to Common Shares of each Fund, broker-dealer firms, including Merrill Lynch, will not be permitted to grant voting authority without instructions with respect to the approval of the Agreement and Plan of Reorganization (Item 1). AMPS of a Fund held in "street name," however, may be voted without instructions under certain conditions by broker-dealer firms with respect to Item 1 and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Meeting or, if adjourned, one business day before the day to which the Meeting is adjourned. With respect to each Fund, these conditions include, among others, that (i) at least 30% of that Fund's AMPS outstanding have voted on Item 1, (ii) less than 10% of that Fund's AMPS outstanding have voted against Item 1 and (iii) holders of that Fund's Common Shares have voted to approve Item 1. In such instances, the broker-dealer firm will vote that Fund's AMPS on Item 1 in the same proportion as the votes cast by all holders of that Fund's AMPS who voted on Item 1. The Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders of each Fund exists. Proxies that are returned to a Fund but that are marked "abstain" or on which a broker-dealer has declined to vote on any Item ("broker non-votes") will be counted as present for the purposes of determining a quorum. Merrill Lynch has advised the Funds that it intends to vote shares held in its name for which no instructions are received, except as limited by agreement or applicable law, on Items 2 and 3 (with respect to Common Shares and AMPS) and on Item 1 (with respect to AMPS only) in the same proportion as the votes received from beneficial owners of those shares for which instructions have been received, whether or not held in nominee name. Abstentions and broker non-votes will not be counted as votes cast. Abstentions and broker non-votes, therefore, will not have an effect on the vote on Items 2 and 3. Abstentions and broker non-votes will have the same effect as a vote against Item 1.

  This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statement and the exhibits relating thereto that MuniYield Pennsylvania has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

  The Funds are subject to the informational requirements of the Exchange Act and the Investment Company Act and in accordance therewith are required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the SEC: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the SEC. Reports, proxy statements and other information concerning the Funds can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005 in the case of MuniYield Pennsylvania and MuniVest Pennsylvania and at the offices of the American Stock Exchange, 980 Washingtonian Boulevard, Gaithersburg, Maryland 20878 in the case of MuniHoldings Pennsylvania.

Year 2000 Issues

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by FAM or other service providers of the Funds do not properly address this problem before January 1, 2000. FAM expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told FAM that they also expect to resolve the Year 2000 Problem, and FAM will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                                   CUSTODIAN

  The Bank of New York acts as the custodian for cash and securities of MuniVest Pennsylvania and MuniHoldings Pennsylvania. The principal business address of The Bank of New York in such capacity is 90 Washington Street, New York, New York 10286. State Street Bank and Trust Company acts as the custodian for cash and securities of MuniYield Pennsylvania. The principal business address of State Street Bank and Trust Company in such capacity is One Heritage Drive, P2N, North Quincy, Massachusetts 02171. It is anticipated that State Street Bank and Trust Company will act as the custodian for the combined fund after the Reorganization.

            TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

  The Bank of New York serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Shares of MuniVest Pennsylvania and MuniHoldings Pennsylvania, pursuant to separate registrar, transfer agency and service agreements with each of the Funds. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

  State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Shares of MuniYield Pennsylvania, pursuant to a registrar, transfer agency and service agreement with the Fund. The principal business address of State Street Bank and Trust Company in such capacity is 225 Franklin Street, Boston, Massachusetts 02110. It is anticipated that State Street Bank and Trust Company will act as transfer agent, dividend disbursing agent and registrar with respect to the Common Shares of the combined fund after the Reorganization.

  The Bank of New York serves as the transfer agent, dividend disbursing agent, registrar and auction agent to the Funds in connection with their respective AMPS. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

                               LEGAL PROCEEDINGS

  There are no material legal proceedings to which any Fund is a party.

                                LEGAL OPINIONS

  Certain legal matters in connection with the Reorganization will be passed upon for the Funds by Brown & Wood LLP, New York, New York. Brown & Wood LLP will rely as to matters of Massachusetts law on the opinion of Bingham Dana LLP, Boston, Massachusetts.

                                    EXPERTS

  The financial statements for the fiscal year ended October 31, 1998 and the financial highlights for each of the years in the six-year period then ended and for the period October 30, 1992 to October 31, 1992 for MuniYield Pennsylvania and the financial statements for the fiscal year ended October 31, 1998 and the financial highlights for each of the years in the five-year period then ended and for the period July 30, 1993 to October 31, 1993 for MuniVest Pennsylvania included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP ("D&T"), independent auditors, given on their authority as experts in auditing and accounting. The principal business address of D&T is 117 Campus Drive, Princeton, New Jersey 08540. D&T will serve as independent auditors for the combined fund after the Reorganization.

                             SHAREHOLDER PROPOSALS

  If a shareholder of MuniHoldings Pennsylvania intends to present a proposal at the 2000 Annual Meeting of Shareholders of the Fund, anticipated to be held in December 2000, and desires to have the proposal included in the Fund's proxy statement and form of proxy for that meeting, the shareholder must deliver the proposal to the offices of the appropriate Fund by July 14, 2000.

                                          By Order of the Boards of Trustees
                                          ALICE A. PELLEGRINO
                                          Secretary of MuniYield Pennsylvania
                                          Fund, MuniVest Pennsylvania Insured
                                          Fund and MuniHoldings Pennsylvania
                                          Insured Fund

                           INDEX TO FINANCIAL STATEMENTS

                                                                            Page
                                                                            ----

Audited Financial Statements for MuniYield Pennsylvania Fund for the
      Fiscal Year Ended October 31, 1998 ................................    F-2

Unaudited Financial Statements for MuniYield Pennsylvania Fund for the
      Six-Month Period Ended April 30, 1999 .............................   F-13

Audited Financial Statements for MuniVest Pennsylvania Insured Fund
      for the Fiscal Year Ended October 31, 1998 ........................   F-24

Unaudited Financial Statements for MuniVest Pennsylvania Insured Fund
      for the Six-Month Period Ended April 30, 1999 .....................   F-35

Unaudited Financial Statements for MuniHoldings Pennsylvania Insured
      Fund for the Period February 26, 1999 to March 31, 1999 ...........   F-45

Unaudited Financial Statements for Pro Forma MuniYield Pennsylvania
      Fund as of April 30, 1999 .........................................   F-53

                        Audited Financial Statements for
                           MuniYield Pennsylvania Fund
                   for the Fiscal Year Ended October 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
MuniYield Pennsylvania Fund:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniYield Pennsylvania Fund as of October 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MuniYield Pennsylvania Fund as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 7, 1998

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                           (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 101.2%
----------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, Pennsylvania, Hospital Developement Authority Revenue Bonds, Series A:
AAA      Aaa     $ 2,000     (Allegheny General Hospital Project), 6.25% due 9/01/2020 (d)                               $   2,068
NR*      A2        3,000     (South Hills Health System), 6.50% due 5/01/2014                                                3,315
----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa2      2,680   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                           Bonds (USX Corp.), 5.60% due 9/01/2030                                                            2,700
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,750   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, RITR,                  6,172
                           Series 20, 7.02% due 12/01/2024 (d)(h)
----------------------------------------------------------------------------------------------------------------------------------
NR*      P1          200   Beaver County, Pennsylvania, IDA, Environmental Improvement Recreation Revenue Bonds
                           (BASF Corporation Project), VRDN, AMT, 3.80% due 9/01/2032 (g)                                      200
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,500   Berks County, Pennsylvania, GO, UT, 5% due 11/15/2025 (a)                                         2,463
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,100   Delaware County, Pennsylvania, Interboro School District, UT, 5.375% due 8/15/2025 (d)            1,132
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       4,000   Delaware County, Pennsylvania, University Authority Revenue Bonds (Villanova University),
                           Series A, 5% due 12/01/2028 (d)                                                                   3,939
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,750   Greater Johnstown, Pennsylvania, School District, Refunding, GO, UT, 5% due 2/01/2019 (d)         1,748
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Lancaster, Pennsylvania, Area Sewer Authority Revenue Bonds, 4.50% due 4/01/2018 (d)                941
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds (Saint Lukes
                           Hospital-- Bethlehem), 6.25% due 7/01/2022 (a)                                                    4,366
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light Company
                           Project), Series A, 6.40% due 11/01/2021 (d)                                                      3,315
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,570   Lower Providence Township, Pennsylvania, Sewer Authority, Sewer Revenue Refunding
                           Bonds, 5.25% due 5/01/2022 (d)                                                                    4,635
----------------------------------------------------------------------------------------------------------------------------------
                           Luzerne County, Pennsylvania, IDA, Exempt Facilities
                           Revenue Bonds (Pennsylvania Gas and Water Company
                           Project), AMT:
A        A3        2,500     Refunding, Series A, 7.20% due 10/01/2017                                                       2,754
AAA      Aaa       2,000     Series A, 7% due 12/01/2017 (a)                                                                 2,300
A-       A3        1,500     Series B, 7.125% due 12/01/2022                                                                 1,650
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,700   McGuffey School District, Pennsylvania, GO, 4.75% due 8/01/2028 (a)                               3,557
----------------------------------------------------------------------------------------------------------------------------------
                           Montgomery County, Pennsylvania, IDA, PCR, Refunding (Philadelphia Electric Company):
BBB+     Baa2      1,800     AMT, Series A, 7.60% due 4/01/2021                                                              1,939
AAA      Aaa       4,400     Series B, 6.70% due 12/01/2021 (d)                                                              4,801
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Northeastern Pennsylvania, Hospital and Education Authority, Health Care Revenue Bonds
                           (Wyoming Valley Health Care), Series A, 5.25% due 1/01/2026 (a)                                   2,017
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------

To simplify the listings of MuniYield Pennsylvania Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT         Alternative Minimum Tax (subject to)
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
PCR         Pollution Control Revenue Bonds
RITR        Residual Interest Trust Receipts
S/F         Single-Family
UT          Unlimited Tax
VRDN        Variable Rate Demand Notes

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)
----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa3    $ 4,000   Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                           Bonds (Sun Company Inc.--R & M Project), AMT, Series A, 7.60% due 12/01/2024                  $   4,653
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Pennsylvania HFA, Refunding (Rental Housing), 6.50% due 7/01/2023 (e)                             4,279
----------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania HFA, S/F Mortgage, Revenue Bonds, AMT:
AA+      Aa        3,000     Refunding, Series 41B, 6.65% due 4/01/2025                                                      3,228
AA+      Aa2       1,720     Refunding, Series 60A, 5.85% due 10/01/2027                                                     1,786
AA+      Aa        2,630     Series 34B, 7% due 4/01/2024                                                                    2,752
AA+      Aa2       1,000     Series 62A, 5.50% due 10/01/2022                                                                1,019
AA+      Aa2       1,500     Series 64, 5% due 10/01/2017                                                                    1,485
----------------------------------------------------------------------------------------------------------------------------------
A        NR*       2,000   Pennsylvania State Finance Authority, Revenue Refunding Bonds (Municipal Capital
                           Improvements Program), 6.60% due 11/01/2009                                                       2,237
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Pennsylvania State, GO, Second Series, 5% due 8/01/2018 (b)                                       2,506
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Pennsylvania State Higher Educational Assistance Agency, Student Loan Revenue Bonds,
                           AMT, Series C, 7.15% due 9/01/2021 (a)                                                            2,159
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,255   Pennsylvania State Higher Educational Facilities Authority, College and University Revenue
                           Refunding Bonds (Duquesne University), Series A, 6.75% due 4/01/2020 (d)                          1,335
----------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds:
A1+      NR*         800     (Carnegie Mellon University), VRDN, Series B, 3.70% due 11/01/2027 (g)                            800
AAA      Aaa       1,600     (University of Pennsylvania-- Health Services), Series A, 5.375% due 1/01/2015 (d)              1,670
------------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Turnpike Commission, Tax Revenue Bonds (Oil Franchise)(a):
AAA      Aaa       2,075     Senior Series A, 4.75% due 12/01/2027                                                           1,984
AAA      Aaa       3,670     Sub-Series B, 4.75% due 12/01/2027                                                              3,508
------------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       2,500   Pennsylvania State University, Refunding, 6.25% due 3/01/2011                                     2,710
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System), AMT,
                           Series B, 5.40% due 6/15/2027 (b)                                                                 1,534
----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3       2,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and Commercial
                           Revenue Bonds (Girard Estates Facilities Leasing Project), 5% due 5/15/2027                       1,950
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds
                           (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (d)                                4,135
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds (First), Series B, 5% due
                           7/01/2028 (c)                                                                                     1,966
----------------------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Hospitals and Higher Educational Facilities Authority, Hospital
                           Revenue Bonds:
A-       NR*       1,000     (Children's Seashore House), Series B, 7% due 8/15/2022                                         1,101
AAA      NR*       3,000     Refunding (Presbyterian Medical Center), 6.65% due 12/01/2019 (i)                               3,646
------------------------------------------------------------------------------------------------------------------------------------
AAA      NR*       1,630   Philadelphia, Pennsylvania, Hospitals and Higher Educational Facilities Authority Revenue
                           Bonds (Northwestern Corporation), 7% due 6/01/2003 (f)                                            1,859
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,820   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue
                           Bonds, Sub-Series C, 5.05% due 9/01/2025 (c)                                                      4,771
----------------------------------------------------------------------------------------------------------------------------------

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
----------------------------------------------------------------------------------------------------------------------------------
A1+      NR*     $ 3,800   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                           (Northeastern Power Company), VRDN, AMT, Series B, 3.85% due 12/01/2022 (g)                    $  3,800
----------------------------------------------------------------------------------------------------------------------------------
A-       NR*       2,520   Scranton--Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                           Bonds (University of Scranton Project), Series B, 6.50% due 3/01/2015                             2,706
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       5,000   Somerset County, Pennsylvania, GO, UT, Series A, 5% due 10/01/2027 (b)                            4,925
----------------------------------------------------------------------------------------------------------------------------------
AA+      Aaa       3,985   Swarthmore Borough Authority, Pennsylvania, College Revenue Refunding Bonds, 6% due
                           9/15/2020                                                                                         4,337
----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3       3,500   Upper Saint Clair Township, Pennsylvania, School District, Refunding, UT, 5.20% due
                           7/15/2027                                                                                         3,526
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $126,036) -- 101.2%                                                                             134,379
Liabilities in Excess of Other Assets -- (1.2%)                                                                             (1,612)
                                                                                                                          --------
Net Assets-- 100.0%                                                                                                       $132,767
                                                                                                                          ========
----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   FNMA Collateralized.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 1998.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 1998.
(i)   Escrowed to maturity.
*     Not Rated.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
QUALITY PROFILE
--------------------------------------------------------------------------------

The quality ratings of securities in the Fund as of October 31, 1998 were as follows:

-------------------------------------------------------------------------------
                                                                     Percent of
S&P Rating/Moody's Rating                                            Net Assets
-------------------------------------------------------------------------------
AAA/Aaa                                                                 66.3%
-------------------------------------------------------------------------------
AA/Aa                                                                   13.9
-------------------------------------------------------------------------------
A/A                                                                     10.4
-------------------------------------------------------------------------------
BBB/Baa                                                                  7.0
-------------------------------------------------------------------------------
Other+                                                                   3.6
-------------------------------------------------------------------------------

+ Temporary investments in short-term municipal securities.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
Financial Information
--------------------------------------------------------------------------------

Statement of Assets, Liabilities and Capital as of October 31, 1998
------------------------------------------------------------------------------------------------------------------
Assets:        Investments, at value (identified cost--$126,036,032) (Note 1a) .....                  $134,378,983
               Cash ................................................................                     3,826,673
               Interest receivable .................................................                     2,117,911
               Prepaid expenses and other assets ...................................                         6,504
                                                                                                      ------------
               Total assets ........................................................                   140,330,071
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
Liabilities:   Payables:
                 Securities purchased ..............................................   $  7,371,713
                 Investment adviser (Note 2) .......................................         58,504
                 Dividends to shareholders (Note 1e) ...............................         42,368      7,472,585
                                                                                        -----------
               Accrued expenses and other liabilities ..............................                        90,653
                                                                                                      ------------
               Total liabilities ...................................................                     7,563,238
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ..........................................................                  $132,766,833
                                                                                                      ============
------------------------------------------------------------------------------------------------------------------
Capital:       Capital Shares (unlimited number of shares of beneficial interest authorized) (Note 4):
                 Preferred Shares, par value $.05 per share (1,600 shares of AMPS*
                 issued and outstanding at $25,000 per share liquidation preference)                  $ 40,000,000
                 Common Shares, par value $.10 per share (5,792,744 shares issued
                 and outstanding) ..................................................   $    579,274
               Paid-in capital in excess of par ....................................     80,808,153
               Undistributed investment income--net ................................      1,160,698
               Undistributed realized capital gains on investments--net ............      1,875,757
               Unrealized appreciation on investments--net .........................      8,342,951
                                                                                       ------------
               Total--Equivalent to $16.01 net asset value per Common Share
               (market price--$16.50) ..............................................                    92,766,833
                                                                                                      ------------
               Total capital .......................................................                  $132,766,833
                                                                                                      ============
------------------------------------------------------------------------------------------------------------------

            * Auction Market Preferred Shares.

            See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (continued)
--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                                                                   For the Year Ended
                                                                                     October 31, 1998
-----------------------------------------------------------------------------------------------------
Investment Income  Interest and amortization of premium and discount earned                $7,431,283
(Note 1d):
-----------------------------------------------------------------------------------------------------
Expenses:          Investment advisory fees (Note 2) ......................   $  655,306
                   Commission fees (Note 4) ...............................      101,488
                   Professional fees ......................................       69,429
                   Accounting services (Note 2) ...........................       48,818
                   Transfer agent fees ....................................       41,216
                   Trustees' fees and expenses ............................       26,197
                   Printing and shareholder reports .......................       21,511
                   Listing fees ...........................................       16,170
                   Custodian fees .........................................        9,442
                   Pricing fees ...........................................        8,296
                   Other ..................................................       14,990
                                                                              ----------
                   Total expenses .........................................                 1,012,863
                                                                                           ----------
                   Investment income--net .................................                 6,418,420
                                                                                           ----------
-----------------------------------------------------------------------------------------------------
Realized &         Realized gain on investments-- net .....................                 3,150,329
Unrealized Gain    Change in unrealized appreciation on investments--net ..                  (402,818)
(Loss) on                                                                                  ----------
Investments --     Net Increase in Net Assets Resulting from Operations ...                $9,165,931
Net (Notes 1b,                                                                             ==========
1d & 3):
-----------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                         For the Year Ended
                                                                                                             October 31,
                                                                                                  ------------------------------
Increase (Decrease) in Net Assets:                                                                       1998             1997
--------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ...................................................   $   6,418,420    $   6,545,559
                     Realized gain on investments--net ........................................       3,150,329        2,016,285
                     Change in unrealized appreciation on investments--net ....................        (402,818)       1,698,298
                                                                                                  -------------    -------------
                     Net increase in net assets resulting from operations .....................       9,165,931       10,260,142
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Common Shares ..........................................................      (5,040,266)      (5,129,565)
Shareholders           Preferred Shares .......................................................      (1,048,448)      (1,364,112)
(Note 1e):           Realized gain on investments--net:
                       Common Shares ..........................................................      (1,574,973)        (544,213)
                       Preferred Shares .......................................................        (592,048)        (152,208)
                                                                                                  -------------    -------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ..........................................................      (8,255,735)      (7,190,098)
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Value of shares issued to Common Shareholders in reinvestment of dividends
Transactions         and distributions ........................................................         785,969               --
(Note 4):                                                                                         -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets .............................................       1,696,165        3,070,044
                     Beginning of year ........................................................     131,070,668      128,000,624
                                                                                                  -------------    -------------
                     End of year* .............................................................   $ 132,766,833    $ 131,070,668
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------
                    *Undistributed investment income--net (Note 1f) ...........................   $   1,160,698    $     830,471
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The following per share data and ratios have been derived                                       For the Year Ended
from information provided in the financial statements.                                             October 31,
                                                                               ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                                          1998        1997       1996       1995      1994
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year .....................    $ 15.86     $ 15.32    $ 15.36    $ 13.86   $ 16.37
Operating                                                                      -------     -------    -------    -------   -------
Performance:       Investment income--net .................................       1.12        1.13       1.15       1.17      1.15
                   Realized and unrealized gain (loss) on
                   investments--net .......................................        .46         .66       (.03)      1.53     (2.41)
                                                                               -------     -------    -------    -------   -------
                   Total from investment operations .......................       1.58        1.79       1.12       2.70     (1.26)
                                                                               -------     -------    -------    -------   -------
                   Less dividends and distributions to Common Shareholders:
                     Investment income--net ...............................       (.88)       (.89)      (.91)      (.89)     (.91)
                     Realized gain on investments--net ....................       (.27)       (.09)        --         --      (.12)
                     In excess of realized gain on investments--net .......         --          --         --       (.05)       --
                                                                               -------     -------    -------    -------   -------
                   Total dividends and distributions to Common
                   Shareholders ...........................................      (1.15)       (.98)      (.91)      (.94)    (1.03)
                                                                               -------     -------    -------    -------   -------
                   Effect of Preferred Share activity:
                     Dividends and distributions to Preferred
                     Shareholders:
                        Investment income--net ............................       (.18)       (.24)      (.25)      (.25)     (.20)
                        Realized gain on investments--net .................       (.10)       (.03)        --         --      (.02)
                        In excess of realized gain on investments--
                        net ...............................................         --          --         --       (.01)       --
                                                                               -------     -------    -------    -------   -------
                   Total effect of Preferred Share activity ...............       (.28)       (.27)      (.25)      (.26)     (.22)
                                                                               -------     -------    -------    -------   -------
                   Net asset value, end of year ...........................    $ 16.01     $ 15.86    $ 15.32    $ 15.36   $ 13.86
                                                                               =======    ========    =======    =======   =======
                   Market price per share, end of year ....................    $ 16.50    $14.8125    $14.125    $ 13.75   $ 11.00
                                                                               =======    ========    =======    =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on market price per share ........................      19.82%      12.15%      9.48%     34.17%   (27.82%)
Return:*                                                                       =======    ========    =======    =======   =======
                   Based on net asset value per share .....................       8.58%      10.71%      6.30%     18.95%    (9.02%)
                                                                               =======    ========    =======    =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses ...............................................        .77%        .79%       .78%       .82%      .82%
Net Assets:**                                                                  =======    ========    =======    =======   =======
                   Investment income--net .................................       4.90%       5.07%      5.14%      5.44%     5.12%
                                                                               =======    ========    =======    =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, net of Preferred Shares, end of
Data:              year (in thousands) ....................................    $92,767     $91,071    $88,001    $88,226   $79,609
                                                                               =======    ========    =======    =======   =======
                   Preferred Shares outstanding, end of
                   year (in thousands) ....................................    $40,000     $40,000    $40,000    $40,000   $40,000
                                                                               =======    ========    =======    =======   =======
                   Portfolio turnover .....................................      60.52%      70.14%     75.83%     43.59%    18.64%
                                                                               =======    ========    =======    =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Leverage:          Asset coverage per $1,000 ..............................    $ 3,319     $ 3,277    $ 3,200    $ 3,206   $ 2,990
                                                                               =======    ========    =======    =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Dividends          Investment income--net .................................    $   655     $   853    $   901    $   902   $   688
Per Share on                                                                   =======    ========    =======    =======   =======
Preferred Shares
Outstanding:+
---------------------------------------------------------------------------------------------------------------------------------

            * Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
            **    Do not reflect the effect of dividends to Preferred
                  Shareholders.
            + Dividends per share have been adjusted to reflect a two-for-one stock split that occurred on December 1, 1994.

                  See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniYield Pennsylvania Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MPA. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 . Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 . Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

MuniYield Pennsylvania Fund                                     October 31, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Reclassification -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $521 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1998 were $78,090,125 and $77,069,722, respectively.

Net realized gains for the year ended October 31, 1998 and net unrealized gains as of October 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                    Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $3,150,329          $8,342,951
                                                  ----------          ----------
Total ..................................          $3,150,329          $8,342,951
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of October 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $8,342,951, of which $8,362,443 related to appreciated securities and $19,492 related to depreciated securities. The aggregate cost of investments at October 31, 1998 for Federal income tax purposes was $126,036,032.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of beneficial interest without approval of the holders of Common Shares.

Common Shares

Shares issued and outstanding during the year ended October 31, 1998 increased by 49,322 as a result of dividend reinvestment and during the year ended October 31, 1997 remained constant.

Preferred Shares

Auction Market Preferred Stock ("AMPS") are Preferred Shares of the Fund, with a par value of $.05 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at October 31, 1998 was 3.23%.

Shares issued and outstanding during the years ended October 31, 1998 and October 31, 1997 remained constant.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the year ended October 31, 1998, Merrill Lynch, Pierce, Fenner & Smith Inc., an affiliate of FAM, earned $67,303 as commissions.

5. Subsequent Event:

On November 5, 1998, the Fund's Board of Trustees declared an ordinary income dividend to holders of Common Shares in the amount of $.083059 per share, payable on November 27, 1998 to shareholders of record as of November 20, 1998.

                       Unaudited Financial Statements for
                           MuniYield Pennsylvania Fund
                            for the Six-Month Period
                              Ended April 30, 1999

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                           (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 100.1%
----------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds, Series A:
AAA      Aaa      $2,000     (Allegheny General Hospital Project), 6.25% due 9/01/2020 (d)                                $  2,020
NR*      A2        3,000     (South Hills Health System), 6.50% due 5/01/2014                                                3,261
----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa2      2,680   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
                           Refunding Bonds (USX Corp.), 5.60% due 9/01/2030                                                  2,682
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,750   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                           RITR, Series 20, 6.37% due 12/01/2024 (g)                                                         6,015
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,000   Delaware County, Pennsylvania, University Authority Revenue Bonds (Villanova University),
                           Series A, 5% due 12/01/2028 (d)                                                                   1,943
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,500   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                           Revenue Bonds, Series A, 5.50% due 8/01/2028 (a)                                                  4,829
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,000   Lancaster, Pennsylvania, Area Sewer Authority Revenue Bonds, 4.50% due 4/01/2018 (d)                927
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds (Saint Lukes
                           Hospital--Bethlehem), 6.25% due 7/01/2022 (a)                                                     4,332
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light Company
                           Project), Series A, 6.40% due 11/01/2021 (d)                                                      3,287
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,570   Lower Providence Township, Pennsylvania, Sewer Authority, Sewer Revenue Refunding Bonds,
                           5.25% due 5/01/2022 (d)                                                                           2,583
----------------------------------------------------------------------------------------------------------------------------------
A-       A3        1,500   Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Bonds (Pennsylvania Gas and
                           Water Company Project), AMT, Series B, 7.125% due 12/01/2022                                      1,656
----------------------------------------------------------------------------------------------------------------------------------
                           Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds
                           (Pennsylvania Gas and Water Company Project), AMT, Series A:
A        A3        2,500     7.20% due 10/01/2017                                                                            2,756
AAA      Aaa       2,000     7% due 12/01/2017 (a)                                                                           2,280
----------------------------------------------------------------------------------------------------------------------------------
                           Montgomery County, Pennsylvania, IDA, PCR, Refunding:
A        Baa1      1,800     (Philadelphia Electric Company), AMT, Series A, 7.60% due 4/01/2021                             1,927
AAA      Aaa       4,400     Series B, 6.70% due 12/01/2021 (d)                                                              4,753
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Northeastern, Pennsylvania, Hospital and Education Authority, Health Care Revenue Bonds
                           (Wyoming Valley Health Care), Series A, 5.25% due 1/01/2026 (a)                                   1,980
----------------------------------------------------------------------------------------------------------------------------------
BBB      Baa2      4,000   Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                           Bonds (Sun Company Inc.--R & M Project), AMT, Series A, 7.60% due 12/01/2024                      4,519
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Pennsylvania HFA, Revenue Refunding Bonds (Rental Housing), 6.50% due 7/01/2023 (e)               4,261
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------

To simplify the listings of MuniYield Pennsylvania Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT      Alternative Minimum Tax (subject to)
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
PCR      Pollution Control Revenue Bonds
RITR     Residual Interest Trust Receipts
S/F      Single-Family
VRDN     Variable Rate Demand Notes

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (continued)
----------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT:
AA+      Aa       $2,630     Series 34B, 7% due 4/01/2024                                                                 $  2,737
AA+      Aa2       1,720     Series 60A, 5.85% due 10/01/2027                                                                1,794
AA+      Aa2       1,000     Series 62A, 5.50% due 10/01/2022                                                                1,013
----------------------------------------------------------------------------------------------------------------------------------
AA+      Aa        3,000   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 41B, 6.65% due
                           4/01/2025                                                                                         3,206
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds
                           (Philadelphia Funding Program), 5.25% due 6/15/2016 (b)                                           2,047
----------------------------------------------------------------------------------------------------------------------------------
A        NR*       2,000   Pennsylvania State Finance Authority, Revenue Refunding Bonds (Municipal Capital
                           Improvements Program), 6.60% due 11/01/2009                                                       2,212
----------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State, GO:
AAA      Aaa       2,850     First Series, 5.125% due 3/15/2011 (a)                                                          2,970
AAA      Aaa       2,500     Second Series, 5% due 8/01/2018 (b)                                                             2,488
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Pennsylvania State Higher Educational Assistance Agency, Student Loan Revenue Bonds, AMT,
                           Series C, 7.15% due 9/01/2021 (a)                                                                 2,246
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,255   Pennsylvania State Higher Educational Facilities Authority, College and University Revenue
                           Refunding Bonds (Duquesne University), Series A, 6.75% due 4/01/2020 (d)                          1,320
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,500   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC Health
                           System), Series A, 5% due 8/01/2029 (c)                                                           3,358
----------------------------------------------------------------------------------------------------------------------------------
A1+      NR*       2,000   Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds
                           (Carnegie Mellon University), VRDN, Series C, 4.20% due 11/01/2029 (f)                            2,000
----------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (a):
AAA      Aaa       2,075     Senior Series A, 4.75% due 12/01/2027                                                           1,943
AAA      Aaa       3,670     Sub-Series B, 4.75% due 12/01/2027                                                              3,436
----------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       2,500   Pennsylvania State University, Revenue Refunding Bonds, 6.25% due 3/01/2011                       2,688
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System), AMT,
                           Series B, 5.40% due 6/15/2027 (b)                                                                 1,509
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue Bonds
                           (Philadelphia Airport System Project), AMT, Series A, 5.125% due 7/01/2028 (b)                    1,459
----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3       2,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Industrial and Commercial
                           Revenue Bonds (Girard Estates Facilities Leasing Project), 5% due 5/15/2027                       1,924
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds
                           (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (d)                                4,087
----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,700   Philadelphia, Pennsylvania, GO, 5% due 3/15/2028 (c)                                              3,595
----------------------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                           Revenue Bonds (Children's Hospital of Philadelphia Project),VRDN (f):
A1+      VMIG1+    1,100     4.20% due 3/01/2027                                                                             1,100
A1+      VMIG1+    3,500     Series A, 4.20% due 3/01/2027                                                                   3,500
----------------------------------------------------------------------------------------------------------------------------------
                           Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital
                           Revenue Refunding Bonds:
A-       NR*       1,000     (Children's Seashore House), Series B, 7% due 8/15/2022                                         1,085
AAA      NR*       3,000     (Presbyterian Medical Center), 6.65% due 12/01/2019 (h)                                         3,599
----------------------------------------------------------------------------------------------------------------------------------
                           Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                           (Northeastern Power Company), VRDN (f):
A1+      NR*       1,000     AMT, Series B, 4.20% due 12/01/2022                                                             1,000
A1+      NR*         300     Series A, 4.10% due 12/01/2022                                                                    300
----------------------------------------------------------------------------------------------------------------------------------

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)
--------------------------------------------------------------------------------

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
----------------------------------------------------------------------------------------------------------------------------------
A-       NR*      $2,520   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                           Bonds (University of Scranton Project), Series B, 6.50% due 3/01/2015                          $  2,682
----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       5,000   Somerset County, Pennsylvania, GO, Series A, 5% due 10/01/2027 (b)                                4,859
----------------------------------------------------------------------------------------------------------------------------------
AA+      Aaa       3,985   Swarthmore Borough Authority, Pennsylvania, College Revenue Refunding Bonds, 6% due
                           9/15/2020                                                                                         4,306
----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3       3,500   Upper Saint Clair Township School District, Pennsylvania, GO, Refunding, 5.20% due
                           7/15/2027                                                                                         3,495
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $123,609) -- 100.1%                                                                             129,969
Liabilities in Excess of Other Assets -- (0.1%)                                                                               (161)
                                                                                                                          --------
Net Assets -- 100.0%                                                                                                      $129,808
                                                                                                                          ========
----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   FNMA Collateralized.
(f) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
(h)   Escrowed to maturity.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
QUALITY PROFILE
--------------------------------------------------------------------------------

The quality ratings of securities in the Fund as of April 30, 1999 were as follows:

----------------------------------------------------------------------------
                                                                  Percent of
S&P Rating/Moody's Rating                                         Net Assets
----------------------------------------------------------------------------
AAA/Aaa                                                             63.5%
----------------------------------------------------------------------------
AA/Aa                                                               13.0
----------------------------------------------------------------------------
A/A                                                                 12.0
----------------------------------------------------------------------------
BBB/Baa                                                              5.5
----------------------------------------------------------------------------
Other+                                                               6.1
----------------------------------------------------------------------------
+ Temporary investments in short-term municipal securities.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets, Liabilities and Capital as of April 30, 1999
--------------------------------------------------------------------------------

Assets:        Investments, at value (identified cost--$123,609,119) (Note 1a) .....                  $129,968,790
               Cash ................................................................                        65,150
               Interest receivable .................................................                     2,067,575
               Prepaid expenses and other assets ...................................                         6,504
                                                                                                      ------------
               Total assets ........................................................                   132,108,019
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
Liabilities:   Payables:
                 Securities purchased ..............................................   $  2,058,113
                 Dividends to shareholders (Note 1e) ...............................        150,050
                 Investment adviser (Note 2) .......................................         57,077      2,265,240
                                                                                       ------------
               Accrued expenses and other liabilities ..............................                        34,999
                                                                                                      ------------
               Total liabilities ...................................................                     2,300,239
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ..........................................................                  $129,807,780
                                                                                                      ============
------------------------------------------------------------------------------------------------------------------
Capital:       Capital Shares (unlimited number of shares of beneficial interest authorized) (Note 4):
                 Preferred Shares, par value $.05 per share (1,600 shares of AMPS*
                 issued and outstanding at $25,000 per share liquidation preference)                  $ 40,000,000
                 Common Shares, par value $.10 per share (5,883,760 shares issued
                 and outstanding) ..................................................   $    588,376
               Paid-in capital in excess of par ....................................     82,247,950
               Undistributed investment income--net ................................      1,172,691
               Accumulated realized capital losses on investments--net .............       (560,908)
               Unrealized appreciation on investments--net .........................      6,359,671
                                                                                       ------------
               Total--Equivalent to $15.26 net asset value per Common Share
               (market price--$15.125) .............................................                    89,807,780
                                                                                                      ------------
               Total capital .......................................................                  $129,807,780
                                                                                                      ============
------------------------------------------------------------------------------------------------------------------

            * Auction Market Preferred Shares.

              See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                                                               For the Six Months Ended
                                                                                         April 30, 1999
-------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned                $3,629,400
(Note 1d):
-------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ......................   $  326,589
                     Commission fees (Note 4) ...............................       50,546
                     Professional fees ......................................       30,750
                     Accounting services (Note 2) ...........................       28,411
                     Transfer agent fees ....................................       26,709
                     Printing and shareholder reports .......................       13,678
                     Trustees' fees and expenses ............................       13,524
                     Listing fees ...........................................        8,052
                     Custodian fees .........................................        3,849
                     Pricing fees ...........................................        3,496
                     Other ..................................................        6,674
                                                                                ----------
                     Total expenses .........................................                   512,278
                                                                                             ----------
                     Investment income--net .................................                 3,117,122
                                                                                             ----------
-------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments-- net .....................                   531,883
Unrealized Gain      Change in unrealized appreciation on investments--net ..                (1,983,280)
(Loss) on                                                                                    ----------
Investments --       Net Increase in Net Assets Resulting from Operations ...                $1,665,725
Net (Notes 1b,                                                                               ==========
1d & 3):
-------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    For the Six      For the
                                                                                                    Months Ended    Year Ended
Increase (Decrease) in Net Assets:                                                                April 30, 1999   Oct. 31, 1998
--------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ...................................................   $   3,117,122    $   6,418,420
                     Realized gain on investments--net ........................................         531,883        3,150,329
                     Change in unrealized appreciation on investments--net ....................      (1,983,280)        (402,818)
                                                                                                  -------------    -------------
                     Net increase in net assets resulting from operations .....................       1,665,725        9,165,931
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Common Shares ..........................................................      (2,676,473)      (5,040,266)
Shareholders           Preferred Shares .......................................................        (428,656)      (1,048,448)
(Note 1e):           Realized gain on investments--net:
                       Common Shares ..........................................................      (2,632,068)      (1,574,973)
                       Preferred Shares .......................................................        (336,480)        (592,048)
                                                                                                  -------------    -------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ..........................................................      (6,073,677)      (8,255,735)
                                                                                                  -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Value of shares issued to Common Shareholders in reinvestment of dividends
Transactions         and distributions ........................................................       1,448,899          785,969
(Note 4):                                                                                         -------------    -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ..................................      (2,959,053)       1,696,165
                     Beginning of period ......................................................     132,766,833      131,070,668
                                                                                                  -------------    -------------
                     End of period* ...........................................................   $ 129,807,780    $ 132,766,833
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------
                    *Undistributed investment income--net .....................................   $   1,172,691    $   1,160,698
                                                                                                  =============    =============
--------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
FINANCIAL INFORMATION (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                       For the Six                     For the
The following per share data and ratios have been derived             Months Ended               Year Ended October 31,
from information provided in the financial statements.                  April 30,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   1999         1998         1997         1996      1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .............  $ 16.01      $ 15.86     $  15.32     $  15.36  $  13.86
Operating                                                                -------      -------     --------     --------  --------
Performance:         Investment income--net ...........................      .53         1.12         1.13         1.15      1.17
                     Realized and unrealized gain (loss) on
                     investments--net .................................     (.24)         .46          .66         (.03)     1.53
                                                                         -------      -------     --------     --------  --------
                     Total from investment operations .................      .29         1.58         1.79         1.12      2.70
                                                                         -------      -------     --------     --------  --------
                     Less dividends and distributions to Common
                      Shareholders:
                       Investment income--net .........................     (.46)        (.88)        (.89)        (.91)     (.89)
                       Realized gain on investments--net ..............     (.45)        (.27)        (.09)          --        --
                       In excess of realized gain on investments--net .       --           --           --           --        --
                                                                         -------      -------     --------     --------  --------
                     Total dividends and distributions to Common
                     Shareholders .....................................     (.91)       (1.15)        (.98)        (.91)     (.94)
                                                                         -------      -------     --------     --------  --------
                     Effect of Preferred Share activity:
                       Dividends and distributions to Preferred
                       Shareholders:
                          Investment income--net ......................     (.07)        (.18)        (.24)        (.25)     (.25)
                          Realized gain on investments--net ...........     (.06)        (.10)        (.03)          --        --
                          In excess of realized gain on investments --
                          net .........................................       --           --           --           --      (.01)
                                                                         -------      -------     --------     --------  --------
                     Total effect of Preferred Share activity .........     (.13)        (.28)        (.27)        (.25)     (.26)
                                                                         -------      -------     --------     --------  --------
                     Net asset value, end of period ...................  $ 15.26      $ 16.01     $  15.86     $  15.32  $  15.36
                                                                         =======      =======     ========     ========  ========
                     Market price per share, end of period ............  $15.125      $ 16.50     $14.8125     $ 14.125  $  13.75
                                                                         =======      =======     ========     ========  ========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on market price per share ..................    (2.97%)+     19.82%       12.15%        9.48%    34.17%
Return:**                                                                =======      =======     ========     ========  ========
                     Based on net asset value per share ...............      .89%+       8.58%       10.71%        6.30%    18.95%
                                                                         =======      =======     ========     ========  ========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .........................................      .78%*        .77%         .79%         .78%      .82%
Net Assets:***                                                           =======      =======     ========     ========  ========
                     Investment income-- net ..........................     4.77%*       4.90%        5.07%        5.14%     5.44%
                                                                         =======      =======     ========     ========  ========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, net of Preferred Shares, end of
Data:                period (in thousands) ............................  $89,808      $92,767     $ 91,071     $ 88,001  $ 88,226
                                                                         =======      =======     ========     ========  ========
                     Preferred Shares outstanding, end of
                     period (in thousands) ............................  $40,000      $40,000     $ 40,000     $ 40,000  $ 40,000
                                                                         =======      =======     ========     ========  ========
                     Portfolio turnover ...............................    16.87%       60.52%       70.14%       75.83%    43.59%
                                                                         =======      =======     ========     ========  ========
----------------------------------------------------------------------------------------------------------------------------------
Leverage:            Asset coverage per $1,000 ........................  $ 3,245      $ 3,319     $  3,277     $  3,200  $  3,206
                                                                         =======      =======     ========     ========  ========
----------------------------------------------------------------------------------------------------------------------------------
Dividends            Investment income--net ...........................  $   268      $   655     $    853     $    901  $    902
Per Share on                                                             =======      =======     ========     ========  ========
Preferred Shares
Outstanding:
----------------------------------------------------------------------------------------------------------------------------------

            *     Annualized
            **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
            ***   Do not reflect the effect of dividends to Preferred
                  Shareholders.
            +     Aggregate total investment return.

                  See Notes to Financial Statements.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniYield Pennsylvania Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MPA. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 . Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 . Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis.

MuniYield Pennsylvania Fund                                       April 30, 1999
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or Trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1999 were $21,163,543 and $27,228,205, respectively.

Net realized gains for the six months ended April 30, 1999 and net unrealized gains as of April 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized          Unrealized
                                                     Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $  531,883          $6,359,671
                                                  ----------          ----------
Total ..................................          $  531,883          $6,359,671
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of April 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $6,359,671, of which $6,505,665 related to appreciated securities and $145,994 related to depreciated securities. The aggregate cost of investments at April 30, 1999 for Federal income tax purposes was $123,609,119.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of beneficial interest without approval of the holders of Common Shares.

Common Shares

Shares issued and outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 increased by 91,016 and 49,322, respectively, as a result of dividend reinvestment.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.05 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at April 30, 1999 was 3.25%.

Shares issued and outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 remained constant.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the six months ended April 30, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, earned $30,216 as commissions.

5. Subsequent Event:

On May 6, 1999, the Fund's Board of Trustees declared an ordinary income dividend to holders of Common Shares in the amount of $.066757 per share, payable on May 27, 1999 to shareholders of record as of May 21, 1999.

                    [This page is intentionally left blank.]

                        Audited Financial Statements for
                       MuniVest Pennsylvania Insured Fund
                   for the Fiscal Year Ended October 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
MuniVest Pennsylvania Insured Fund:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniVest Pennsylvania Insured Fund as of October 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MuniVest Pennsylvania Insured Fund as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 4, 1998

                            MuniVest Pennsylvania Insured Fund, October 31, 1998

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                           (in Thousands)
--------------------------------------------------------------------------------

                   S&P        Moody's     Face                                                                              Value
STATE             Ratings     Ratings    Amount   Issue                                                                   (Note 1a)
====================================================================================================================================
Pennsylvania --   BBB-        Baa2      $ 1,670   Allegheny County, Pennsylvania, IDA, Environmental Improvement,
101.6%                                            Revenue Refunding Bonds (USX Corp.), 5.60% due 9/01/2030                  $ 1,683
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,500   Allegheny County, Pennsylvania, Sanitation Authority, Sewer
                                                  Revenue Bonds, RITR, Series 20, 7.02% due 12/01/2024 (g)                    1,610
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,600   Altoona, Pennsylvania, City Authority, Water Revenue Bonds,
                                                  Series A,    6.50% due 11/01/2004 (c)(f)                                    1,845
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Beaver County, Pennsylvania, IDA, Exempt Facilities Revenue
                                                  Bonds (Shippingport Project), AMT, Series A, 5.375% due
                                                  6/01/2028 (b)                                                               2,029
                  ------------------------------------------------------------------------------------------------------------------
                                                  Berks County, Pennsylvania, GO:
                  AAA         Aaa         2,550     Refunding, Series 1995, 5.85% due 11/15/2018 (c)                          2,744
                  NR*         Aaa         1,000     UT, 5% due 11/15/2025 (b)                                                   985
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,550   Blair County, Pennsylvania, Hospital Authority Revenue Bonds
                                                  (Altoona Hospital Project), RITES, 6.375% due 7/01/2013 (b)(g)              2,787
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Grand
                                                  View Hospital), Series A, 5.25% due 7/01/2021 (b)                           1,005
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,500   Butler, Pennsylvania, Refunding (Area School District), UT,
                                                  Series B, 4.75% due 10/01/2022 (c)                                          2,400
                  ------------------------------------------------------------------------------------------------------------------
                  BBB+        NR*         1,500   Cumberland County, Pennsylvania, Municipal Authority Revenue
                                                  Bonds (Presbyterian Homes Inc. Project), 6% due 12/01/2026                  1,572
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia
                                                  Electric Company Project), Series A, 7.375% due 4/01/2021 (b)               2,188
                  ------------------------------------------------------------------------------------------------------------------
                  NR*         Aaa         2,000   Delaware County, Pennsylvania, University Authority Revenue Bonds
                                                  (Villanova University), Series A, 5% due 12/01/2028 (e)                     1,969
                  ------------------------------------------------------------------------------------------------------------------
                  NR*         Aaa         2,000   Erie, Pennsylvania, Sewer Authority Revenue Bonds, Series A, 5%
                                                  due 6/01/2018 (b)                                                           1,993
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,280   Johnstown, Pennsylvania, Refunding, GO, UT, 6.45% due
                                                  10/01/2019 (c)                                                              3,663
                  ------------------------------------------------------------------------------------------------------------------
                                                  Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds:
                  NR*         Aaa         2,000     (Lehigh Valley Health Network), Series C, 5% due 7/01/2028 (e)            1,946
                  AAA         Aaa         3,000     (Saint Luke's Hospital -- Bethlehem), 6.25% due 7/01/2022 (b)             3,275
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power
                                                  and Light Company Project), Series A, 6.40% due 11/01/2021 (e)              3,315
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue
                                                  Refunding Bonds (Pennsylvania Gas and Water Company Project),
                                                  AMT, Series A, 7% due 12/01/2017 (b)                                        3,450
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,650   McGuffey School District, Pennsylvania, GO, 4.75% due 8/01/2028 (b)         2,548
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Northeastern, Pennsylvania, Hospital and Educational Authority,
                                                  College Revenue Bonds (Luzerne County Community College),
                                                  6.625% due 2/15/2005 (b)(f)                                                 1,144
                  ------------------------------------------------------------------------------------------------------------------
                  BBB         Baa2        2,500   Pennsylvania Economic Development Financing Authority, Wastewater
                                                       Treatment Revenue Bonds (Sun Company Inc. -- R & M Project), AMT,
                                                       Series A, 7.60% due 12/01/2024                                         2,908
                  ------------------------------------------------------------------------------------------------------------------
                                                  Pennsylvania HFA, S/F Mortgage, AMT:
                  AA+         Aa2         1,000     Refunding, Series 60A, 5.85% due 10/01/2027                               1,039
                  AA+         Aa2         2,500     Series 39B, 6.875% due 10/01/2024                                         2,628
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Pennsylvania State, GO, Second Series, 5% due 8/01/2018 (c)                 3,008
                  ------------------------------------------------------------------------------------------------------------------

                  AAA         Aaa         4,000   Pennsylvania State Higher Educational Assistance Agency, Student
                                                  Loan Revenue Bonds, AMT, Series C, 7.15% due 9/01/2021 (b)                  4,317
                  ------------------------------------------------------------------------------------------------------------------
                                                  Pennsylvania State Higher Educational Facilities Authority, Revenue
                                                  Refunding Bonds:
                  A1+         NR*           700     (Carnegie Mellon University), VRDN, Series B, 3.70% due
                                                    11/01/2027 (a)                                                              700
                  A1+         NR*           200     (Carnegie Mellon University), VRDN, Series C, 3.70% due
                                                    11/01/2029 (a)                                                              200
                  AAA         Aaa         1,100     (University of Pennsylvania -- Health Services), Series A,
                                                    5.375% due 1/01/2015 (e)                                                  1,148
                  ------------------------------------------------------------------------------------------------------------------
                                                  Pennsylvania State Turnpike Commission, Tax Revenue Bonds
                                                  (Oil Franchise)(b):
                  AAA         Aaa         1,300     Senior Series A, 4.75% due 12/01/2027                                     1,243
                  AAA         Aaa         1,480     Sub-Series B, 4.75% due 12/01/2027                                        1,415
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         5,125   Philadelphia, Pennsylvania, Authority for Industrial Development,
                                                  Lease Revenue Bonds (City of Philadelphia Project), Series A,
                                                  5.375% due 2/15/2027 (e)                                                    5,299
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds (First),
                                                  Series B, 5% due 7/01/2028 (d)                                                983
                  ------------------------------------------------------------------------------------------------------------------
                                                  Philadelphia, Pennsylvania, Hospitals and Higher Educational
                                                  Facilities Authority Revenue Bonds, Series A:
                  A1+         VMG1+       1,100     (Children's Hospital Project), VRDN, 3.70% due 3/01/2027 (a)              1,100
                  AAA         Aaa         3,000     (Jefferson Health System), 5.125% due 5/15/2018 (b)                       3,004
                  ------------------------------------------------------------------------------------------------------------------
                                                  Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds:
                  AAA         Aaa         1,000     Refunding, 5% due 6/15/2019 (e)                                             992
                  AAA         Aaa         2,000     Series A, 5% due 8/01/2017 (b)                                            1,997
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         4,000   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer
                                                  System Revenue Bonds, Sub-Series C, 5.05% due 9/01/2025 (d)                 3,959
                  ------------------------------------------------------------------------------------------------------------------
                  A1+         NR*         1,300   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                                  Refunding Bonds (Northeastern Power Company), VRDN, Series A,
                                                  3.75% due 12/01/2022 (a)                                                    1,300
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,525   Southeastern, Pennsylvania, Transportation Authority, Special
                                                  Revenue Bonds, 5.375% due 3/01/2022 (c)                                     2,615
                  ------------------------------------------------------------------------------------------------------------------
                  Total Investments (Cost -- $79,052) -- 101.6%                                                              84,006

                  Liabilities in Excess of Other Assets -- (1.6%)                                                            (1,299)
                                                                                                                            -------
                  Net Assets -- 100.0%                                                                                      $82,707
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 1998.
(b)   AMBAC Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 1998.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.
Ratings of ues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

================================================================================

Portfolio
Abbreviations     To simplify the listings of MuniVest Pennsylvania Insured
                  Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

                  AMT        Alternative Minimum Tax (subject to)
                  GO         General Obligation Bonds
                  HFA        Housing Finance Agency
                  IDA        Industrial Development Authority
                  PCR        Pollution Control Revenue Bonds
                  RITES      Residual Interest Tax-Exempt Securities
                  RITR       Residual Interest Trust Receipts
                  S/F        Single-Family
                  UT         Unlimited Tax
                  VRDN       Variable Rate Demand Notes

                            MuniVest Pennsylvania Insured Fund, October 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
--------------------------------------------------------------------------------

               As of October 31, 1998
============================================================================================================================
Assets:        Investments, at value (identified cost -- $79,051,894) (Note 1a) .............                   $ 84,005,941
               Cash .........................................................................                         59,931
               Interest receivable ..........................................................                      1,287,174
               Prepaid expenses and other assets ............................................                          7,995
                                                                                                                ------------
               Total assets .................................................................                     85,361,041
                                                                                                                ------------
============================================================================================================================
Liabilities:   Payables:
                 Securities purchased .......................................................   $  2,551,043
                 Investment adviser (Note 2) ................................................         36,444       2,587,487
                                                                                                ------------
               Accrued expenses and other liabilities .......................................                         66,087
                                                                                                                ------------
               Total liabilities ............................................................                      2,653,574
                                                                                                                ------------
============================================================================================================================
Net Assets:    Net assets ...................................................................                   $ 82,707,467
                                                                                                                ============
============================================================================================================================
Capital:       Capital Shares (unlimited number of shares authorized) (Note 4):
                 Preferred Shares, par value $.05 per share (1,100 shares of AMPS*
                 issued and outstanding at $25,000 per share liquidation preference) ........                   $ 27,500,000
                 Common Shares, par value $.10 per share (4,028,976
                 shares issued and outstanding) .............................................   $    402,898
               Paid-in capital in excess of par .............................................     55,851,679
               Undistributed investment income -- net .......................................        303,140
               Accumulated realized capital losses on investments -- net (Note 5) ...........     (6,304,297)
               Unrealized appreciation on investments -- net ................................      4,954,047
                                                                                                ------------
               Total -- Equivalent to $13.70 net asset value per Common Share
               (market price -- $13.875) ....................................................                     55,207,467
                                                                                                                ------------
               Total capital ................................................................                   $ 82,707,467
                                                                                                                ============
============================================================================================================================

                       * Auction Market Preferred Shares.

                         See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the Year Ended October 31, 1998

===========================================================================================================
Investment            Interest and amortization of premium and
Income (Note 1d):       discount earned ......................................                 $ 4,515,650
===========================================================================================================
Expenses:             Investment advisory fees (Note 2) ......................   $   408,660
                      Commission fees (Note 4) ...............................        69,784
                      Professional fees ......................................        69,484
                      Accounting services (Note 2) ...........................        43,697
                      Trustees' fees and expenses ............................        23,045
                      Transfer agent fees ....................................        21,206
                      Printing and shareholder reports .......................        20,243
                      Listing fees ...........................................        16,170
                      Amortization of organization expenses (Note 1e) ........         9,502
                      Custodian fees .........................................         6,641
                      Pricing fees ...........................................         5,987
                      Other ..................................................        11,630
                                                                                 -----------
                      Total expenses .........................................                     706,049
                                                                                               -----------
                      Investment income -- net ...............................                   3,809,601
                                                                                               -----------
===========================================================================================================
Realized &            Realized gain on investments -- net ....................                   2,250,971
Unrealized Gain       Change in unrealized appreciation on investments -- net                     (555,716)
(Loss) on                                                                                      -----------
Investments -- Net    Net Increase in Net Assets Resulting from Operations ...                 $ 5,504,856
(Notes 1b, 1d & 3):                                                                            ===========
===========================================================================================================

                      See Notes to Financial Statements.

                            MuniVest Pennsylvania Insured Fund, October 31, 1998
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  For the Year Ended
                                                                                                      October 31,
                                                                                             ----------------------------
                Increase (Decrease) in Net Assets:                                               1998            1997
=========================================================================================================================
Operations:     Investment income -- net .................................................   $  3,809,601    $  3,795,012
                Realized gain on investments -- net ......................................      2,250,971         480,878
                Change in unrealized appreciation on investments -- net ..................       (555,716)      1,891,454
                                                                                             ------------    ------------
                Net increase in net assets resulting from operations .....................      5,504,856       6,167,344
                                                                                             ------------    ------------
=========================================================================================================================
Dividends to    Investment income --net:
Shareholders      Common Shares ..........................................................     (2,877,458)     (2,840,678)
(Note 1f):        Preferred Shares .......................................................       (932,382)       (920,337)
                                                                                             ------------    ------------
                Net decrease in net assets resulting from dividends to shareholders ......     (3,809,840)     (3,761,015)
                                                                                             ------------    ------------
=========================================================================================================================
Capital Share   Value of shares issued to Common Shareholders in reinvestment of dividends         56,450              --
Transactions                                                                                 ------------    ------------
(Note 4):       Net increase in net assets derived from capital share transactions .......         56,450              --
                                                                                             ------------    ------------
=========================================================================================================================
Net Assets:     Total increase in net assets .............................................      1,751,466       2,406,329
                Beginning of year ........................................................     80,956,001      78,549,672
                                                                                             ------------    ------------
                End of year* .............................................................   $ 82,707,467    $ 80,956,001
                                                                                             ============    ============
=========================================================================================================================
                *Undistributed investment income -- net ..................................   $   303,140     $    303,379
                                                                                             ============    ============
=========================================================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    The following per share data and ratios
                    have been derived from information
                    provided in the financial statements.                     For the Year Ended October 31,
                                                                 -------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:        1998        1997        1996        1995        1994
========================================================================================================================
Per Share           Net asset value, beginning of year ........  $ 13.28     $ 12.68     $ 12.91     $ 11.54     $ 14.70
Operating                                                        -------     -------     -------     -------     -------
Performance:        Investment income -- net ..................      .94         .95         .97        1.01        1.05
                    Realized and unrealized gain (loss) on
                    investments -- net ........................      .42         .59        (.23)       1.37       (3.08)
                                                                 -------     -------     -------     -------     -------
                    Total from investment operations ..........     1.36        1.54         .74        2.38       (2.03)
                                                                 -------     -------     -------     -------     -------
                    Less dividends and distributions to
                    Common Shareholders:

                See Notes to Financial Statements.

                      Investment income -- net ................     (.71)       (.71)       (.73)       (.75)       (.86)
                      Realized gain on investments -- net .....       --          --          --          --        (.06)
                                                                 -------     -------     -------     -------     -------
                    Total dividends and distributions to
                    Common Shareholders .......................     (.71)       (.71)       (.73)       (.75)       (.92)
                                                                 -------     -------     -------     -------     -------
                    Effect of Preferred Share activity:
                      Dividends and distributions to
                      Preferred Shareholders:
                        Investment income -- net ..............     (.23)       (.23)       (.24)       (.26)       (.20)
                        Realized gain on investments -- net ...       --          --          --          --        (.01)
                                                                 -------     -------     -------     -------     -------
                    Total effect of Preferred Share activity ..     (.23)       (.23)       (.24)       (.26)       (.21)
                                                                 -------     -------     -------     -------     -------
                    Net asset value, end of year ..............  $ 13.70     $ 13.28     $ 12.68     $ 12.91     $ 11.54
                                                                 =======     =======     =======     =======     =======
                    Market price per share, end of year .......  $13.875     $ 12.25     $11.625     $11.875     $10.875
                                                                 =======     =======     =======     =======     =======
========================================================================================================================
Total Investment    Based on market price per share ...........    19.62%      11.80%       3.98%      16.58%     (22.20%)
Return:*                                                         =======     =======     =======     =======     =======
                    Based on net asset value per share ........     8.95%      11.12%       4.32%      19.44%     (15.76%)
                                                                 =======     =======     =======     =======     =======
========================================================================================================================
Ratios to Average   Expenses, net of reimbursement ............      .86%        .88%        .90%        .83%        .51%
Net Assets:**                                                    =======     =======     =======     =======     =======
                    Expenses ..................................      .86%        .88%        .90%        .95%        .86%
                                                                 =======     =======     =======     =======     =======
                    Investment income -- net ..................     4.66%       4.77%       4.91%       5.33%       5.24%
                                                                 =======     =======     =======     =======     =======
========================================================================================================================
Supplemental        Net assets, net of Preferred Shares,
Data:               end of year (in thousands) ................  $55,207     $53,456     $51,050     $51,867     $46,390
                                                                 =======     =======     =======     =======     =======
                    Preferred Shares outstanding,
                    end of year (in thousands) ................  $27,500     $27,500     $27,500     $27,500     $27,500
                                                                 =======     =======     =======     =======     =======
                    Portfolio turnover ........................    60.37%      61.03%     113.65%      73.19%      93.00%
                                                                 =======     =======     =======     =======     =======
========================================================================================================================
Leverage:           Asset coverage per $1,000 .................  $ 3,008     $ 2,944     $ 2,856     $ 2,886     $ 2,687
                                                                 =======     =======     =======     =======     =======
========================================================================================================================
Dividends           Investment income -- net ..................  $   848     $   837     $   879     $   966     $   721
Per Share on                                                     =======     =======     =======     =======     =======
Preferred Shares
Outstanding:+
========================================================================================================================

* Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
**    Do not reflect the effect of dividends to Preferred Shareholders.
+ Dividends per share have been adjusted to reflect a two-for-one stock split that occurred on December 1, 1994.

      See Notes to Financial Statements.

                            MuniVest Pennsylvania Insured Fund, October 31, 1998
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniVest Pennsylvania Insured Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MVP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sub stantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1998 were $47,537,197 and $47,789,758, respectively.

Net realized gains for the year ended October 31, 1998 and net unrealized gains as of October 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                    Gains               Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $2,250,971          $4,954,047
                                                  ----------          ----------
Total ..................................          $2,250,971          $4,954,047
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of October 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $4,954,047, of which $4,954,153 related to appreciated securities and $106 related to depreciated securities. The aggregate cost of investments at October 31, 1998 for Federal income tax purposes was $79,051,894.

4. Capital Share Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of the holders of Common Shares.

Common Shares

Shares issued and outstanding during the year ended October 31, 1998 increased by 4,120 as a result of dividend reinvestment and during the year ended October 31, 1997 remained constant.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.05 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at October 31, 1998 was 2.40%.

Shares issued and outstanding during the years ended October 31, 1998 and October 31, 1997 remained constant.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the year ended October 31, 1998, Merrill Lynch, Pierce, Fenner & Smith Inc., an affiliate of FAM, earned $40,877 as commissions.

5. Capital Loss Carryforward:

At October 31, 1998, the Fund had a net capital loss carryforward of approximately $5,878,000, of which $1,807,000 expires in 2002, $3,117,000 expires in 2003 and $954,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

On November 5, 1998, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.063266 per share, payable on November 27, 1998 to shareholders of record as of November 20, 1998.

                    [This page is intentionally left blank.]

                       Unaudited Financial Statements for
                      MuniVest Pennsylvania Insured Fund
                            for the Six-Month Period
                              Ended April 30, 1999

                              MuniVest Pennsylvania Insured Fund, April 30, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                           (in Thousands)
--------------------------------------------------------------------------------

                   S&P        Moody's     Face                                                                              Value
STATE             Ratings     Ratings    Amount   Issue                                                                   (Note 1a)
====================================================================================================================================
Pennsylvania --   BBB-        Baa2      $ 1,670   Allegheny County, Pennsylvania, IDA, Environmental Improvement,
                                                  Revenue Refunding Bonds (USX Corp.), 5.60% due 9/01/2030                  $ 1,671
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,500   Allegheny County, Pennsylvania, Sanitation Authority, Sewer
                                                  Revenue Bonds, RITR, Series 20, 6.37% due 12/01/2024 (g)                    1,569
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         NR*         1,600   Altoona, Pennsylvania, City Water Authority, Revenue Refunding
                                                  Bonds, Series A, 6.50% due 11/01/2004 (c)(f)                                1,829
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,550   Berks County, Pennsylvania, GO, Refunding, 5.85% due 11/15/2018 (c)         2,715
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,550   Blair County, Pennsylvania, Hospital Authority Revenue Bonds
                                                  (Altoona Hospital Project), RITES, 6.375% due 7/01/2013 (b)(g)              2,765
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia
                                                  Electric Company Project), Series A, 7.375% due 4/01/2021 (b)               2,160
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         4,500   Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                                                  Government Revenue Bonds, Series A, 5.50% due 8/01/2028 (b)                 4,829
                  ------------------------------------------------------------------------------------------------------------------
                  NR*         Aaa         2,000   Erie, Pennsylvania, Sewer Authority, Revenue Refunding Bonds,
                                                  Series A, 5% due 6/01/2018 (b)                                              1,978
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,280   Johnstown, Pennsylvania, GO, Refunding, 6.45% due 10/01/2019 (c)            3,633
                  ------------------------------------------------------------------------------------------------------------------
                                                  Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds:
                  NR*         Aaa         2,000     (Lehigh Valley Health Network), Series C, 5% due 7/01/2028 (e)            1,920
                  AAA         Aaa         3,000     (Saint Lukes Hospital -- Bethlehem), 6.25% due 7/01/2022 (b)              3,249
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania
                                                  Power and Light Company Project), Series A, 6.40% due 11/01/2021 (e)        3,287
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue
                                                  Refunding Bonds (Pennsylvania Gas and Water Company Project),
                                                  AMT, Series A, 7% due 12/01/2017 (b)                                        3,420
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Northeastern, Pennsylvania, Hospital and Educational Authority,
                                                  College Revenue Bonds (Luzerne County Community College), 6.625%
                                                  due 2/15/2005 (b)(f)                                                        1,130
                  ------------------------------------------------------------------------------------------------------------------
                  BBB         Baa2        2,500   Pennsylvania Economic Development Financing Authority, Wastewater
                                                  Treatment Revenue Bonds (Sun Company Inc.-- R & M Project), AMT,
                                                  Series A, 7.60% due 12/01/2024                                              2,824
                  ------------------------------------------------------------------------------------------------------------------
                  AA+         Aa2         1,000   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 60A,
                                                  5.85% due 10/01/2027                                                        1,043
                  ------------------------------------------------------------------------------------------------------------------
                  AA+         Aa2         2,500   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                                  Series 39B, 6.875% due 10/01/2024                                           2,613
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Pennsylvania State, GO, Second Series, 5% due 8/01/2018 (c)                 2,985
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         4,000   Pennsylvania State Higher Educational Assistance Agency, Student
                                                  Loan Revenue Bonds, AMT, Series C, 7.15% due 9/01/2021 (b)                  4,493
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Pennsylvania State Higher Educational Facilities Authority
                                                  Revenue Bonds (UPMC Health System), Series A, 5% due 8/01/2029 (d)          1,919
                  ------------------------------------------------------------------------------------------------------------------
                  A1+         NR*         1,600   Pennsylvania State Higher Educational Facilities Authority,
                                                  Revenue Refunding Bonds (Carnegie Mellon University), VRDN,
                                                  Series A, 4.20% due 11/01/2025 (a)                                          1,600
                  ------------------------------------------------------------------------------------------------------------------
                                                  Pennsylvania State Turnpike Commission, Oil Franchise Tax
                                                  Revenue Bonds (b):
                  AAA         Aaa         1,300     Senior Series A, 4.75% due 12/01/2027                                     1,217
                  AAA         Aaa         1,480     Sub-Series B, 4.75% due 12/01/2027                                        1,386
                  ------------------------------------------------------------------------------------------------------------------

                  A1+         NR*           300   Philadelphia, Pennsylvania, Authority for IDR (Fox Chase Cancer
                                                  Center Project), VRDN, 4.25% due 7/01/2025 (a)                                300
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         5,125   Philadelphia, Pennsylvania, Authority for Industrial Development,
                                                  Lease Revenue Bonds (City of Philadelphia Project), Series A,
                                                  5.375% due 2/15/2027 (e)                                                    5,236
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,675   Philadelphia, Pennsylvania, GO, 5% due 3/15/2028 (d)                        2,599
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, First
                                                  Series B, 5% due 7/01/2028 (d)                                                972
                  ------------------------------------------------------------------------------------------------------------------
                                                  Philadelphia, Pennsylvania, Hospitals and Higher Education
                                                  Facilities Authority, Hospital Revenue Bonds (Children's
                                                  Hospital of Philadelphia Project),VRDN (a):
                  A1+         VMIG1+      1,100     4.20% due 3/01/2027                                                       1,100
                  A1+         VMIG1+      1,000     Series A, 4.20% due 3/01/2027                                             1,000
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Philadelphia, Pennsylvania, Hospitals and Higher Educational
                                                  Facilities Authority, Revenue Refunding Bonds (Jefferson
                                                  Health System), Series A, 5.125% due 5/15/2018 (b)                          2,969
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                                                  Series A, 5% due 8/01/2017 (b)                                              1,983
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue
                                                  Refunding onds, 5% due 6/15/2019 (e)                                          983
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,655   Pittsburgh, Pennsylvania, GO, 5.125% due 9/01/2015 (b)                      2,699
                  ------------------------------------------------------------------------------------------------------------------
                  A1+         NR*         2,200   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                                  Refunding Bonds (Northeastern Power Company), VRDN, Series A,
                                                  4.10% due 12/01/2022 (a)                                                    2,200
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,525   Southeastern Pennsylvania Transportation Authority, Special
                                                  Revenue Bonds, 5.375% due 3/01/2022 (c)                                     2,580
                  ------------------------------------------------------------------------------------------------------------------
                  Total Investments (Cost -- $76,924) -- 98.5%                                                               80,856

                  Other Assets Less Liabilities -- 1.5%                                                                       1,231
                                                                                                                            -------
                  Net Assets -- 100.0%                                                                                      $82,087
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
(b)   AMBAC Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

================================================================================
Portfolio         To simplify the listings of MuniVest Pennsylvania Insured
Abbreviations     Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

                  AMT        Alternative Minimum Tax (subject to)
                  GO         General Obligation Bonds
                  HFA        Housing Finance Agency
                  IDA        Industrial Development Authority
                  IDR        Industrial Development Revenue Bonds
                  PCR        Pollution Control Revenue Bonds
                  RITES      Residual Interest Tax-Exempt Securities
                  RITR       Residual Interest Trust Receipts
                  S/F        Single-Family
                  VRDN       Variable Rate Demand Notes

                              MuniVest Pennsylvania Insured Fund, April 30, 1999
--------------------------------------------------------------------------------
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
--------------------------------------------------------------------------------

               As of April 30, 1999

================================================================================================================
Assets:        Investments, at value (identified cost -- $76,924,058) (Note 1a) .                   $ 80,856,110
               Cash .............................................................                         75,295
               Interest receivable ..............................................                      1,255,043
               Prepaid expenses and other assets ................................                          7,996
                                                                                                    ------------
               Total assets .....................................................                     82,194,444
                                                                                                    ------------
================================================================================================================
Liabilities:   Payables:
                 Dividends to shareholders (Note 1e) ............................   $     52,697
                 Investment adviser (Note 2) ....................................         36,079          88,776
                                                                                    ------------
               Accrued expenses and other liabilities ...........................                         18,400
                                                                                                    ------------
               Total liabilities ................................................                        107,176
                                                                                                    ------------
================================================================================================================
Net Assets:    Net assets .......................................................                   $ 82,087,268
                                                                                                    ============
================================================================================================================
Capital:       Capital Shares (unlimited number of shares authorized) (Note 4):
                 Preferred Shares, par value $.05 per share (1,100 shares of
                 AMPS* issued and outstanding at $25,000 per share liquidation
                 preference) ....................................................                   $ 27,500,000
                 Common Shares, par value $.10 per share (4,037,179 shares issued
                 and outstanding) ...............................................   $    403,718
               Paid-in capital in excess of par .................................     55,962,716
               Undistributed investment income -- net ...........................        295,148
               Accumulated realized capital losses on investments -- net (Note 5)     (6,006,366)
               Unrealized appreciation on investments -- net ....................      3,932,052
                                                                                    ------------
               Total -- Equivalent to $13.52 net asset value per Common Share
               (market price -- $13.0625) .......................................                     54,587,268
                                                                                                    ------------
               Total capital ....................................................                   $ 82,087,268
                                                                                                    ============
================================================================================================================

*     Auction Market Preferred Shares.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the Six Months Ended April 30, 1999

==========================================================================================================
Investment            Interest and amortization of premium and discount earned                 $ 2,226,969
Income (Note 1d):
==========================================================================================================
Expenses:             Investment advisory fees (Note 2) ......................   $   205,636
                      Commission fees (Note 4) ...............................        33,669
                      Professional fees ......................................        30,941
                      Accounting services (Note 2) ...........................        27,447
                      Transfer agent fees ....................................        16,162
                      Printing and shareholder reports .......................        12,094
                      Trustees' fees and expenses ............................        11,224
                      Listing fees ...........................................         7,804
                      Custodian fees .........................................         3,542
                      Pricing fees ...........................................         3,008
                      Other ..................................................         7,598
                                                                                 -----------
                      Total expenses .........................................                     359,125
                                                                                               -----------
                      Investment income -- net ...............................                   1,867,844
                                                                                               -----------
==========================================================================================================
Realized &            Realized gain on investments -- net ....................                     297,931
Unrealized Gain       Change in unrealized appreciation on investments -- net.                  (1,021,995)
(Loss) on                                                                                      -----------
Investments -- Net    Net Increase in Net Assets Resulting from Operations ...                 $ 1,143,780
(Notes 1b, 1d & 3):                                                                            ===========
==========================================================================================================

                      See Notes to Financial Statements.

                              MuniVest Pennsylvania Insured Fund, April 30, 1999

                                                                                              For the Six      For the
                                                                                             Months Ended    Year Ended
                                                                                               April 30,     October 31,
                Increase (Decrease) in Net Assets:                                               1999           1998
=========================================================================================================================
Operations:     Investment income -- net .................................................   $  1,867,844    $  3,809,601
                Realized gain on investments -- net ......................................        297,931       2,250,971
                Change in unrealized appreciation on investments -- net ..................     (1,021,995)       (555,716)
                                                                                             ------------    ------------
                Net increase in net assets resulting from operations .....................      1,143,780       5,504,856
                                                                                             ------------    ------------
=========================================================================================================================
Dividends to    Investment income -- net:
Shareholders      Common Shares ..........................................................     (1,470,475)     (2,877,458)
(Note 1e):        Preferred Shares .......................................................       (405,361)       (932,382)
                                                                                             ------------    ------------
                Net decrease in net assets resulting from dividends to shareholders ......     (1,875,836)     (3,809,840)
                                                                                             ------------    ------------
=========================================================================================================================
Capital Share   Value of shares issued to Common Shareholders in reinvestment of dividends        111,857          56,450
Transactions                                                                                 ------------    ------------
(Note 4):
=========================================================================================================================
Net Assets:     Total increase (decrease) in net assets ..................................       (620,199)      1,751,466
                Beginning of period ......................................................     82,707,467      80,956,001
                                                                                             ------------    ------------
                End of period* ...........................................................   $ 82,087,268    $ 82,707,467
                                                                                             ============    ============
=========================================================================================================================
                *Undistributed investment income -- net ..................................   $    295,148    $    303,140
                                                                                             ============    ============
=========================================================================================================================

                See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    The following per share data and
                    ratios have been derived from
                    information provided in the               For the Six
                    financial statements.                    Months Ended          For the Year Ended October 31,
                                                               April 30,     -------------------------------------------
                    Increase (Decrease) in Net Asset Value:      1999          1998        1997        1996        1995
========================================================================================================================
Per Share           Net asset value, beginning of period ...   $  13.70      $ 13.28     $ 12.68     $ 12.91     $ 11.54
Operating                                                      --------      -------     -------     -------     -------
Performance:        Investment income -- net ...............        .45          .94         .95         .97        1.01
                    Realized and unrealized gain (loss)
                    on investments -- net ..................       (.17)         .42         .59        (.23)       1.37
                                                               --------      -------     -------     -------     -------
                    Total from investment operations .......        .28         1.36        1.54         .74        2.38
                                                               --------      -------     -------     -------     -------
                    Less dividends from investment income --
                    net to Common Shareholders .............       (.36)        (.71)       (.71)       (.73)       (.75)
========================================================================================================================

                    Effect of Preferred Share activity:
                      Dividends to Preferred Shareholders:
                        Investment income -- net ...........       (.10)        (.23)       (.23)       (.24)       (.26)
                                                               --------      -------     -------     -------     -------
                    Net asset value, end of period .........   $  13.52      $ 13.70     $ 13.28     $ 12.68     $ 12.91
                                                               ========      =======     =======     =======     =======
                    Market price per share, end of period ..   $13.0625      $13.875     $ 12.25     $11.625     $11.875
                                                               ========      =======     =======     =======     =======
========================================================================================================================
Total Investment    Based on market price per share ........      (3.29%)+     19.62%      11.80%       3.98%      16.58%
Return:**                                                      ========      =======     =======     =======     =======
                    Based on net asset value per share .....       1.38%+       8.95%      11.12%       4.32%      19.44%
                                                               ========      =======     =======     =======     =======
========================================================================================================================
Ratios to Average   Expenses, net of reimbursement .........        .87%*        .86%        .88%        .90%        .83%
Net Assets:***                                                 ========      =======     =======     =======     =======
                    Expenses ...............................        .87%*        .86%        .88%        .90%        .95%
                                                               ========      =======     =======     =======     =======
                    Investment income -- net ...............       4.54%*       4.66%       4.77%       4.91%       5.33%
                                                               ========      =======     =======     =======     =======
========================================================================================================================
Supplemental        Net assets, net of Preferred Shares, end
Data:               of period (in thousands) ...............   $ 54,587      $55,207     $53,456     $51,050     $51,867
                                                               ========      =======     =======     =======     =======
                    Preferred Shares outstanding, end of
                    period (in thousands) ..................   $ 27,500      $27,500     $27,500     $27,500     $27,500
                                                               ========      =======     =======     =======     =======
                    Portfolio turnover .....................      19.64%       60.37%      61.03%     113.65%      73.19%
                                                               ========      =======     =======     =======     =======
========================================================================================================================
Leverage:           Asset coverage per $1,000 ..............   $  2,985      $ 3,008     $ 2,944     $ 2,856     $ 2,886
                                                               ========      =======     =======     =======     =======
========================================================================================================================
Dividends           Investment income -- net ...............   $    369      $   848     $   837     $   879     $   966
Per Share on                                                   ========      =======     =======     =======     =======
Preferred Shares
Outstanding:
========================================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Aggregate total investment return.

      See Notes to Financial Statements.

                              MuniVest Pennsylvania Insured Fund, April 30, 1999

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniVest Pennsylvania Insured Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MVP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1999 were $15,375,027 and $20,704,109, respectively.

Net realized gains for the six months ended April 30, 1999 and net unrealized gains as of April 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                     Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ..................          $  297,931          $3,932,052
                                                  ----------          ----------
Total ..................................          $  297,931          $3,932,052
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of April 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $3,932,052, of which $4,004,277 related to appreciated securities and $72,225 related to depreciated securities. The aggregate cost of investments at April 30, 1999 for Federal income tax purposes was $76,924,058.

4. Capital Shares Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of the holders of Common Shares.

Common Shares

Shares issued and outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 increased by 8,203 and 4,120, respectively, as a result of dividend reinvestment.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.05 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at April 30, 1999 was 3.50%.

Shares issued and outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 remained constant.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the six months ended April 30, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, earned $16,699 as commissions.

5. Capital Loss Carryforward:

At October 31, 1998, the Fund had a net capital loss carryforward of approximately $5,878,000, of which $1,807,000 expires in 2002, $3,117,000 expires in 2003 and $954,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

On May 6, 1999, the Fund's Board of Trustees declared an ordinary income dividend to Common Shareholders in the amount of $.058103 per share, payable on May 27, 1999 to shareholders of record as of May 21, 1999.

                    [This page is intentionally left blank.]

                       Unaudited Financial Statements for
                     MuniHoldings Pennsylvania Insured Fund
                        for the Period February 26, 1999
                                to March 31, 1999

                          MuniHoldings Pennsylvania Insured Fund, March 31, 1999

                   S&P        Moody's     Face                                                                              Value
STATE             Ratings     Ratings    Amount   Issue                                                                   (Note 1a)
====================================================================================================================================
Pennsylvania --   NR*         VMIG1+    $ 1,400   Allegheny County, Pennsylvania, Hospital Development Authority
103.8%                                            Revenue Bonds (Presbyterian University Hospital), ACES, Series
                                                  B-3, 3.15% due 3/01/2018 (f)                                             $  1,400
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Beaver County, Pennsylvania, IDA, Exempt Facilities Revenue Bonds
                                                  (Shippingport Project), AMT, Series A, 5.375% due 6/01/2028 (a)             2,012
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Grand
                                                  View Hospital), Series A, 5.25% due 7/01/2021 (a)                             995
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         NR*         1,295   Deer Lakes School District, Pennsylvania, GO, Series A, 5.25%
                                                  due 1/15/2017 (c)                                                           1,320
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         NR*         1,100   Delaware County, Pennsylvania, Interboro School District, 5.375%
                                                  due 8/15/2025 (d)                                                           1,123
                  ------------------------------------------------------------------------------------------------------------------
                  NR*         Aaa         4,000   Delaware County, Pennsylvania, University Authority Revenue Bonds
                                                  (Villanova University), Series A, 5% due 12/01/2028 (d)                     3,903
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
                                                  Refunding Bonds, Series B, 5.25% due 1/01/2005 (a)(g)                       2,126
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         NR*         1,200   Erie, Pennsylvania, Parking Authority, Parking Facilities Revenue
                                                  Refunding Bonds, Series B, 5.125% due 9/01/2020 (d)                         1,195
                  ------------------------------------------------------------------------------------------------------------------
                  A1+         VMIG1+      2,400   Geisinger Authority, Pennsylvania, Health System Revenue Refunding
                                                  Bonds (Penn State -- Geisinger Health), VRDN, Series B, 2.85%
                                                  due 8/15/2028 (f)                                                           2,400
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Lancaster County, Pennsylvania, Solid Waste Management Authority,
                                                  Resource Recovery Revenue Refunding Bonds, Series B, 5.375%
                                                  due 12/15/2015 (a)                                                          3,101
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         1,000   Lehigh County, Pennsylvania, General Purpose Authority, Revenue
                                                  Refunding Bonds (Saint Francis de Sales College), Series A, 5%
                                                  due 12/15/2020 (a)                                                            984
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Lower Providence Township, Pennsylvania, Sewer Authority, Sewer
                                                  Revenue Refunding Bonds, 5.25% due 5/01/2022 (d)                            2,014
                  ------------------------------------------------------------------------------------------------------------------
                  AA+         Aa2         4,000   Pennsylvania HFA, Revenue Bonds, RIB, AMT, 8.577% due 4/01/2025 (e)         4,375
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Pennsylvania Intergovernmental Co-Op Authority, Special Tax
                                                  Revenue Refunding Bonds (Philadelphia Funding Program),
                                                  5.25% due 6/15/2015 (b)                                                     2,054
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,500   Pennsylvania State Higher Educational Facilities Authority
                                                  Revenue Bonds (UPMC Health System), Series A, 5% due 8/01/2029 (c)          2,405
                  ------------------------------------------------------------------------------------------------------------------
                  A1+         NR*         1,400   Pennsylvania State Higher Educational Facilities Authority,
                                                  Revenue Refunding Bonds (Carnegie Mellon University), VRDN,
                                                  Series B, 2.85% due 11/01/2027 (f)                                          1,400
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         NR*         1,300   Pennsylvania State Public School Building Authority, School
                                                  Revenue Refunding Bonds (Pittston Area School District),
                                                  Series P, 5% due 7/15/2021 (c)                                              1,278
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,500   Pennsylvania State Turnpike Commission, Oil Franchise Tax
                                                  Revenue Bonds, Senior Series A, 4.75% due 12/01/2027 (a)                    2,358
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         3,000   Philadelphia, Pennsylvania, Authority for Industrial Development,
                                                  Airport Revenue Bonds (Philadelphia Airport System Project), AMT,
                                                  Series A, 5.125% due 7/01/2028 (b)                                          2,931
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,500   Philadelphia, Pennsylvania, GO, 5% due 3/15/2028 (c)                        2,440
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, First
                                                  Series B, 5% due 7/01/2028 (c)                                              1,952
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Philadelphia, Pennsylvania, School District, GO, Series B, 5.375%
                                                  due 4/01/2027 (a)                                                           2,040
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Pittsburgh, Pennsylvania, GO, 5.125% due 9/01/2015 (a)                      2,031
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and
                                                  Sewer System Revenue Refunding Bonds, First Lien, Series A, 5%
                                                  due 9/01/2018 (b)                                                           1,988
                  ------------------------------------------------------------------------------------------------------------------

                  A1+         NR*         1,400   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                                  Refunding Bonds (Northeastern Power Company), VRDN, AMT, Series B,
                                                  3.10% due 12/01/2022 (f)                                                    1,400
                  ------------------------------------------------------------------------------------------------------------------
                  AAA         Aaa         2,000   Southeastern Pennsylvania Transportation Authority, Pennsylvania,
                                                  Special Revenue Bonds, Series A, 5.25% due 3/01/2017 (b)                    2,050
====================================================================================================================================
                  Total Investments (Cost -- $53,375) -- 103.8%                                                              53,275

                  Variation Margin on Financial Futures Contracts -- 0.1%**                                                      32

                  Liabilities in Excess of Other Assets -- (3.9%)                                                            (1,989)
                                                                                                                           --------
                  Net Assets -- 100.0%                                                                                     $ 51,318
                                                                                                                           ========
====================================================================================================================================

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(f) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
*     Not Rated.
**    Financial futures contracts sold as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                 (in Thousands)
--------------------------------------------------------------------------------
Number of                                  Expiration                Value
Contracts          Issue                      Date              (Notes 1a & 1b)
--------------------------------------------------------------------------------
   60        US Treasury Bonds              June 1999             $     7,234
--------------------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price -- $7,218)                                  $     7,234
                                                                  ===========
--------------------------------------------------------------------------------
+     Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

================================================================================

Portfolio         To simplify the listings of MuniHoldings Pennsylvania Insured
Abbreviations     Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

                  ACES(SM)   Adjustable Convertible Extendable Securities
                  AMT        Alternative Minimum Tax (subject to)
                  GO         General Obligation Bonds
                  HFA        Housing Finance Agency
                  IDA        Industrial Development Authority
                  RIB        Residual Interest Bonds
                  VRDN       Variable Rate Demand Notes

--------------------------------------------------------------------------------
QUALITY PROFILE
--------------------------------------------------------------------------------

The quality ratings of securities in the Fund as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                     Percent of
S&P Rating/Moody's Rating                                            Net Assets
--------------------------------------------------------------------------------
AAA/Aaa                                                                 82.4%
--------------------------------------------------------------------------------
AA/Aa                                                                    8.5
--------------------------------------------------------------------------------
Other+                                                                  12.9
--------------------------------------------------------------------------------
+     Temporary investments in short-term municipal securities.

                          MuniHoldings Pennsylvania Insured Fund, March 31, 1999
--------------------------------------------------------------------------------
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
--------------------------------------------------------------------------------

               As of March 31, 1999

===============================================================================================================
Assets:        Investments, at value (identified cost -- $53,374,890)(Note 1a) .                   $ 53,274,926
               Cash ............................................................                        585,828
               Receivables:
                 Interest ......................................................   $    723,996
                 Investment adviser (Note 2) ...................................         32,221
                 Variation margin (Note 1b) ....................................         31,875         788,092
                                                                                   ------------
               Other assets ....................................................                          1,090
                                                                                                   ------------
               Total assets ....................................................                     54,649,936
                                                                                                   ------------
===============================================================================================================
Liabilities:   Payables:
                 Securities purchased ..........................................      3,041,485
                 Offering costs (Note 1e) ......................................        260,035
                 Dividends to shareholders (Note 1f) ...........................         12,972       3,314,492
                                                                                   ------------
               Accrued expenses ................................................                         17,000
                                                                                                   ------------
               Total liabilities ...............................................                      3,331,492
                                                                                                   ------------
===============================================================================================================
Net Assets:    Net assets ......................................................                   $ 51,318,444
                                                                                                   ============
===============================================================================================================
Capital:       Capital Shares (unlimited number of shares of beneficial interest authorized)(Note 4):
                 Preferred Shares, par value $.10 per share (820 shares of AMPS*
                 issued and outstanding at $25,000
                 per share liquidation preference) .............................                   $ 20,500,000
                 Common Shares, par value $.10 per share (2,081,667
                 shares issued and outstanding) ................................   $    208,167
               Paid-in capital in excess of par ................................     30,597,662
               Undistributed investment income -- net ..........................        128,517
               Unrealized depreciation on  investments -- net ..................       (115,902)
                                                                                   ------------
               Total -- Equivalent to $14.80 net asset value per
               Common Share (market price -- $16.125) ..........................                     30,818,444
                                                                                                   ------------
               Total capital ...................................................                   $ 51,318,444
                                                                                                   ============
===============================================================================================================

*     Auction Market Preferred Shares.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the Period February 26, 1999+ to March 31, 1999

=======================================================================================================
Investment            Interest and amortization of premium and discount earned                $ 160,653
Income (Note 1d):
=======================================================================================================
Expenses:             Investment advisory fees (Note 2) ......................   $  17,557
                      Commission fees (Note 4) ...............................       3,434

                      Professional fees ......................................       3,003
                      Trustees' fees and expenses ............................       2,547
                      Accounting services (Note 2) ...........................       1,706
                      Transfer agent fees ....................................       1,672
                      Printing and shareholder reports .......................         919
                      Listing fees ...........................................         536
                      Pricing fees ...........................................         297
                      Custodian fees .........................................         294
                      Other ..................................................         501
                                                                                 ---------
                      Total expenses before reimbursement ....................      32,466
                      Reimbursement of expenses (Note 2) .....................     (31,528)
                                                                                 ---------
                      Total expenses after reimbursement .....................                      938
                                                                                              ---------
                      Investment income -- net ...............................                  159,715
                                                                                              ---------
=======================================================================================================
Unrealized Loss on    Unrealized depreciation on investments -- net ..........                 (115,902)
Investments -- Net                                                                            ---------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations ...                $  43,813
                                                                                              =========
=======================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       For the Period
                                                                                                      Feb. 26, 1999+ to
                      Increase (Decrease) in Net Assets:                                               March 31, 1999
=======================================================================================================================
Operations:           Investment income -- net ......................................................   $    159,715
                      Unrealized depreciation on investments -- net .................................       (115,902)
                                                                                                        ------------
                      Net increase in net assets resulting from operations ..........................         43,813
                                                                                                        ------------
=======================================================================================================================
Dividends to          Investment income -- net to Preferred Shareholders ............................        (31,198)
Shareholders                                                                                            ------------
(Note 1f):            Net decrease in net assets resulting from dividends to shareholders ...........        (31,198)
                                                                                                        ------------
=======================================================================================================================
Beneficial Interest   Proceeds from issuance of Common Shares .......................................     31,125,000
Transactions          Proceeds from issuance of Preferred Shares ....................................     20,500,000
(Notes 1e & 4):       Offering costs resulting from the issuance of Common Shares ...................       (128,227)
                      Offering and underwriting costs resulting from the issuance of Preferred Shares       (290,949)
                                                                                                        ------------
                      Net increase in net assets derived from beneficial interest transactions ......     51,205,824
                                                                                                        ------------
=======================================================================================================================
Net Assets:           Total increase in net assets ..................................................     51,218,439
                      Beginning of period ...........................................................        100,005
                                                                                                        ------------
                      End of period* ................................................................   $ 51,318,444
                                                                                                        ============
=======================================================================================================================
                     * Undistributed investment income -- net .......................................   $    128,517
                                                                                                        ============
=======================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

                          MuniHoldings Pennsylvania Insured Fund, March 31, 1999
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                    The following per share data and ratios have been derived
                    from information provided in the financial statements.            For the Period
                                                                                    Feb. 26, 1999+ to
                    Increase (Decrease) in Net Asset Value:                          March 31, 1999
===================================================================================================
Per Share           Net asset value, beginning of period ............................   $     15.00
Operating                                                                               -----------
Performance:        Investment income -- net ........................................           .07
                    Unrealized loss on investments -- net ...........................          (.05)
                                                                                        -----------
                    Total from investment operations ................................           .02
                    Capital charge resulting from issuance of Common Shares .........          (.07)
                    Effect of Preferred Share activity++:
                       Dividends to Preferred Shareholders:
                          Investment income -- net ..................................          (.01)
                       Capital charge resulting from issuance of Preferred Shares ...          (.14)
                                                                                        -----------
                    Total effect of Preferred Share activity ........................          (.15)
                    Net asset value, end of period ..................................   $     14.80
                                                                                        ===========
                    Market price per share, end of period ...........................   $    16.125
                                                                                        ===========
===================================================================================================
Total Investment    Based on market price per share .................................          7.50%#
Return:**                                                                               ===========
                    Based on net asset value per share ..............................         (1.33%)#
                                                                                        ===========
===================================================================================================
Ratios to Average   Expenses, net of reimbursement ..................................           .03%*
Net Assets:***                                                                          ===========
                    Expenses ........................................................          1.02%*
                                                                                        ===========
                    Investment income -- net ........................................          5.00%*
                                                                                        ===========
===================================================================================================
Supplemental        Net assets, net of Preferred Shares, end of period (in thousands)   $    30,818
Data:                                                                                   ===========
                    Preferred Shares outstanding, end of period (in thousands) ......   $    20,500
                                                                                        ===========
                    Portfolio turnover ..............................................          0.00%
                                                                                        ===========
===================================================================================================
Leverage:           Asset coverage per $1,000 .......................................   $     2,503
                                                                                        ===========
===================================================================================================
Dividends           Investment income -- net ........................................   $        38
Per Share on                                                                            ===========
Preferred Shares
Outstanding:
===================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
***   Do not reflect the effect of dividends to Preferred Shareholders.
+     Commencement of operations.
++    The Fund's Preferred Shares were issued on March 17, 1999.
#    Aggregate total investment return.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

MuniHoldings Pennsylvania Insured Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on February 26, 1999, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Shares on January 13, 1999 to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the American Stock Exchange under the symbol MPI. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 . Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 . Options -- The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

                          MuniHoldings Pennsylvania Insured Fund, March 31, 1999
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

(e) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common and Preferred Shares were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares. For the period February 26, 1999 to March 31, 1999, FAM earned fees of $17,557, all of which was voluntarily waived. In addition, FAM also reimbursed the Fund $13,971 in additional expenses.

During the period February 26, 1999 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $153,750 in connection with the issuance of the Fund's Preferred Shares.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases of investments, excluding short-term securities, for the period February 26, 1999 to March 31, 1999 was $46,776,551.

Net unrealized losses as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Unrealized
                                                                        Losses
--------------------------------------------------------------------------------
Long-term investments ...................................             $ (99,964)
Financial futures contracts .............................               (15,938)
                                                                      ---------
Total ...................................................             $(115,902)
                                                                      =========
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $99,964, of which $16,911 related to appreciated securities and $116,875 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $53,374,890.

4. Beneficial Interest Transactions:

The Fund is authorized to issue an unlimited number of shares of beneficial interest, including Preferred Shares, par value $.10 per share, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of capital without approval of the holders of Common Shares.

Common Shares

Shares issued and outstanding during the period February 26, 1999 to March 31, 1999 increased by 2,075,000 as a result of the initial offering.

Preferred Shares

Auction Market Preferred Shares ("AMPS") are Preferred Shares of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at March 31, 1999 was 3.30%.

In connection with the offering of AMPS, the Board of Trustees reclassified 820 shares of unissued beneficial interest as AMPS. Shares issued and outstanding during the period February 26, 1999 to March 31, 1999 increased by 820 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period February 26, 1999 to March 31, 1999, MLPF&S, an affiliate of FAM, earned $1,000 as commissions.

                  Unaudited Financial Statements for Pro Forma
                         MuniYield Pennsylvania Fund
                              as of April 30, 1999

                      COMBINED SCHEDULE OF INVESTMENTS FOR
        MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND
                   AND MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                           APRIL 30, 1999 (Unaudited)

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                     MuniYield       MuniVest     MuniHoldings    MuniYield
 Pennsylvania--99.4%                               Pennsylvania++ Pennsylvania++ Pennsylvania++ Pennsylvania++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount           Issue
--------------------------------------------------------------------------------
                        Allegheny County,
                         Pennsylvania, Hospital
                         Development Authority
                         Revenue Bonds, Series
                         A:
 AAA      Aaa    $2,000 (Allegheny General
                         Hospital Project),
                         6.25% due 9/01/2020(d).      $  2,020       $   --         $   --         $ 2,020
 NR*      Aa2     1,400 (Presbyterian University
                         Hospital), ACES, Series
                         B-3, 4.05% due
                         3/01/2018(f)...........           --            --           1,400          1,400
 NR*      A2      3,000 (South Hills Health
                         System), 6.50% due
                         5/01/2014..............         3,261           --             --           3,261
 BBB--    Baa2    4,350 Allegheny County,
                         Pennsylvania, IDA,
                         Revenue Refunding Bonds
                         (Environmental
                         Improvement--USX
                         Corporation Project),
                         5.60% due 9/01/2030....         2,682         1,671            --           4,353
 NR*      Aaa     7,250 Allegheny County,
                         Pennsylvania,
                         Sanitation Authority,
                         Sewer Revenue Bonds,
                         RITR, Series 20, 6.37%
                         due 12/01/2024(d)(g)...         6,015         1,569            --           7,584

 AAA      NR*     1,600 Altoona, Pennsylvania,
                         City Water Authority
                         Revenue Bonds, Series
                         A, 6.50% due
                         11/01/2004(b)(i).......           --          1,829            --           1,829

 AAA      Aaa     2,000 Beaver County,
                         Pennsylvania, IDA,
                         Exempt Facilities
                         Revenue Bonds
                         (Shippingport Project),
                         AMT, Series A, 5.375%
                         due 6/01/2028(a).......           --            --           2,007          2,007

 AAA      Aaa     2,550 Berks County,
                         Pennsylvania, GO,
                         Refunding, 5.85% due
                         11/15/2018(b)..........           --          2,715            --           2,715

 AAA      Aaa     2,550 Blair County,
                         Pennsylvania, Hospital
                         Authority Revenue Bonds
                         (Altoona Hospital
                         Project), RITES, 6.375%
                         due 7/01/2013(a)(g)....           --          2,765            --           2,765

 AAA      Aaa     1,000 Bucks County,
                         Pennsylvania, IDA,
                         Revenue Refunding Bonds
                         (Grand View Hospital),
                         Series A, 5.25% due
                         7/01/2021(a)...........           --            --             991            991

 AAA      Aaa     1,295 Deer Lakes School
                         District, Pennsylvania,
                         GO, Series A, 5.25% due
                         1/15/2017(c)...........           --            --           1,318          1,318

 AAA      Aaa     2,000 Delaware County,
                         Pennsylvania, IDA, PCR,
                         Refunding (Philadelphia
                         Electric Company
                         Project), Series A,
                         7.375% due
                         4/01/2021(a)...........           --          2,160            --           2,160

 AAA      Aaa     1,100 Delaware County,
                         Pennsylvania, Interboro
                         School District, GO,
                         5.375% due
                         8/15/2025(d)...........           --            --           1,121          1,121

 NR*      Aaa     6,000 Delaware County,
                         Pennsylvania,
                         University Authority
                         Revenue Bonds
                         (Villanova University),
                         Series A, 5% due
                         12/01/2028(d)..........         1,943           --           3,886          5,829

 AAA      Aaa     4,000 Delaware River Port
                         Authority, Pennsylvania
                         and New Jersey Revenue
                         Refunding Bonds, Series
                         B, 5.25% due
                         1/01/2005(a)...........           --            --           4,247          4,247

 AAA      Aaa     9,000 Delaware Valley,
                         Pennsylvania, Regional
                         Finance Authority,
                         Local Government
                         Revenue Bonds, Series
                         A, 5.50% due
                         8/01/2028(a)...........         4,829         4,829            --           9,658

 AAA      Aaa     1,200 Erie, Pennsylvania,
                         Parking Authority,
                         Parking Facilities
                         Revenue Refunding
                         Bonds, Series B, 5.125%
                         due 9/01/2020(d).......           --            --           1,191          1,191

 NR*      Aaa     2,000 Erie, Pennsylvania,
                         Sewer Authority Revenue
                         Refunding Bonds, Series
                         A, 5% due 6/01/2018(a).           --          1,978            --           1,978

 AA       Aa2       400 Geisinger Authority,
                         Pennsylvania, Health
                         System Revenue
                         Refunding Bonds (Penn
                         State-Geisinger
                         Health), VRDN, Series
                         B, 4.20% due
                         8/15/2028(f)...........           --            --             400            400

 AAA      Aaa     3,280 Johnstown, Pennsylvania,
                         GO, Refunding, 6.45%
                         due 10/01/2019(b)......           --          3,633            --           3,633

 NR*      Aaa     1,000 Lancaster, Pennsylvania,
                         Area Sewer Authority
                         Revenue Bonds, 4.50%
                         due 4/01/2018(d).......           927           --             --             927

 AAA      Aaa     3,000 Lancaster County,
                         Pennsylvania, Solid
                         Waste Management
                         Authority, Resource
                         Recovery Revenue
                         Refunding Bonds, Series
                         B, 5.375% due
                         12/15/2015(a)..........           --            --           3,106          3,106

                      COMBINED SCHEDULE OF INVESTMENTS FOR
        MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND
                   AND MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                  APRIL 30, 1999 (Unaudited) (continued)

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
 Pennsylvania                                        MuniYield       MuniVest     MuniHoldings    MuniYield
 (continued)                                       Pennsylvania++ Pennsylvania++ Pennsylvania++ Pennsylvania++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount           Issue
--------------------------------------------------------------------------------
                        Lehigh County,
                         Pennsylvania, General
                         Purpose Authority
                         Revenue Bonds:

 NR*      Aaa    $2,000 (Lehigh Valley Health
                         Network), Series C, 5%
                         due 7/01/2028(d).......       $ --           $1,920         $ --           $1,920

 AAA      Aaa     7,000 (Saint Lukes Hospital-
                         Bethlehem), 6.25% due
                         7/01/2022(a)...........       4,332           3,249           --            7,581
 AAA      Aaa     1,000 Lehigh County,
                         Pennsylvania, General
                         Purpose Authority
                         Revenue Refunding Bonds
                         (St. Francis de Sales
                         College), Series A, 5%
                         due 12/15/2020(a)......         --              --            979             979
 AAA      Aaa     6,000 Lehigh County,
                         Pennsylvania, IDA, PCR,
                         Refunding (Pennsylvania
                         Power and Light Company
                         Project), Series A,
                         6.40% due
                         11/01/2021(d)..........       3,287           3,287           --            6,574
 AAA      Aaa     4,570 Lower Providence
                         Township, Pennsylvania,
                         Sewer Authority, Sewer
                         Revenue Bonds, 5.25%
                         due 5/01/2022(d).......       2,583             --          2,010           4,593
                        Luzerne County,
                         Pennsylvania, IDA,
                         Exempt Facilities
                         Revenue Bonds
                         (Pennsylvania Gas and
                         Water Company Project),
                         AMT:
 AAA      Aaa     3,000 Series A, 7% due
                        12/01/2017(a)...........         --            3,420           --            3,420
 A-       A3      1,500 Series B, 7.125% due
                        12/01/2022..............       1,656             --            --            1,656
                        Luzerne County,
                         Pennsylvania, IDA,
                         Exempt Facilities
                         Revenue Bonds
                         (Pennsylvania Gas and
                         Water Company Project),
                         AMT, Series A:
 AAA      Aaa     2,000 7% due 12/01/2017(a)....       2,280             --            --            2,280
 A        A3      2,500 7.20% due 10/01/2017....       2,756             --            --            2,756
                        Montgomery County,
                         Pennsylvania, IDA, PCR,
                         Refunding (Philadelphia
                         Electric Company):
 A        Baa1    1,800 AMT, Series A, 7.60% due       1,927             --            --            1,927
                        4/01/2021...............
 AAA      Aaa     4,400 Series B, 6.70% due            4,753             --            --            4,753
                        12/01/2021(d)...........
 AAA      Aaa     1,195 North Allegheny
                         Pennsylvania School
                         District Series D,
                         5.45% due 5/01/2018....         --              --          1,235           1,235
                        Northeastern,
                         Pennsylvania, Hospital
                         and Education
                         Authority, Health Care
                         Revenue Bonds(a):
 AAA      Aaa     1,000 (Luzerne County
                         Community College),
                         6.625% due
                         2/15/2005(i)...........         --            1,130           --            1,130
 AAA      Aaa     2,000 (Wyoming Valley Health
                         Care), Series A, 5.25%
                         due 1/01/2026..........       1,980             --            --            1,980
 BBB      Baa2    6,500 Pennsylvania Economic
                         Development Financing
                         Authority, Wastewater
                         Treatment Revenue Bonds
                         (Sun Company Inc.--R &
                         M Project), AMT, Series
                         A, 7.60% due
                         12/01/2024.............       4,519           2,824           --            7,343
 AA+      Aa      4,000 Pennsylvania, HFA
                         Revenue Bonds, RIB,
                         AMT, 8.668% due
                         4/01/2025(g)...........         --              --          4,370           4,370
 AAA      Aaa     4,000 Pennsylvania, HFA
                         Revenue Refunding Bonds
                         (Rental Housing), 6.50%
                         due 7/01/2023(e).......       4,261             --            --            4,261
                        Pennsylvania HFA, S/F
                         Mortgage Revenue Bonds,
                         AMT:
 AA+      Aa2     2,630 Series 34B, 7% due             2,737             --            --            2,737
                        4/01/2024(h)............
 AA+      Aa2     2,720 Series 60A, 5.85% due          1,794           1,043           --            2,837
                        10/01/2027..............
 AA+      Aa2     1,000 Series 62A, 5.50% due          1,013             --            --            1,013
                        10/01/2022..............
                        Pennsylvania HFA, S/F
                         Mortgage Revenue
                         Refunding Bonds, AMT:
 AA+      Aa      2,500 Series 39B, 6.875% due           --            2,613           --            2,613
                        10/01/2024..............
 AA+      Aa2     3,000 Series 41B, 6.65% due          3,206             --            --            3,206
                        4/01/2025...............

                      COMBINED SCHEDULE OF INVESTMENTS FOR
        MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND
                   AND MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                  APRIL 30, 1999 (Unaudited) (continued)

                                 (in Thousands)
--------------------------------------------------------------------------------

                                                                                                  Pro Forma
 Pennsylvania                                        MuniYield       MuniVest     MuniHoldings    MuniYield
 (continued)                                       Pennsylvania++ Pennsylvania++ Pennsylvania++ Pennsylvania++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount           Issue
--------------------------------------------------------------------------------
                        Pennsylvania
                         Intergovernmental Co-op
                         Authority, Special Tax
                         Revenue Refunding Bonds
                         (Philadelphia Funding
                         Program)(b):
 AAA       Aaa   $2,000 5.25% due 6/15/2015.....      $   --         $   --         $  2,058       $  2,058
 AAA       Aaa    2,000 5.25% due 6/15/2016.....        2,047            --              --           2,047
 A         NR*    2,000 Pennsylvania State
                         Finance Authority
                         Revenue Refunding Bonds
                         (Municipal Capital
                         Improvements Program),
                         6.60% due 11/01/2009...        2,212            --              --           2,212
                        Pennsylvania State, GO:
 AAA       Aaa    2,850 First Series, 5.125% due
                         3/15/2011(a)...........        2,970            --              --           2,970
 AAA       Aaa    5,500 Second Series, 5% due
                        8/01/2018(b)............        2,488          2,985             --           5,473
 AAA       Aaa    6,000 Pennsylvania State
                         Higher Educational
                         Assistance Agency,
                         Student Loan Revenue
                         Bonds, AMT, Series C,
                         7.15% due 9/01/2021(a).        2,246          4,493             --           6,739
 AAA       Aaa    1,255 Pennsylvania State
                         Higher Educational
                         Facilities Authority,
                         College and University
                         Revenue Refunding Bonds
                         (Duquesne University),
                         Series A, 6.75% due
                         4/01/2020(d)...........        1,320            --              --           1,320
 AAA       Aaa    8,000 Pennsylvania State
                         Higher Educational
                         Facilities Authority
                         Revenue Bonds (UPMC
                         Health System), Series
                         A, 5% due 8/01/2029(c).        3,358          1,919           2,398          7,675
                        Pennsylvania State
                         Higher Educational
                         Facilities Authority
                         Revenue Refunding
                         Bonds:
 AA-       NR*    3,600 (Carnegie Mellon
                         University), VRDN,
                         Series C, 4.20% due
                         11/01/2029(f)..........        2,000          1,600             --           3,600
 AAA       Aaa    1,000 (Temple University),
                         First Series, 5.25% due
                         4/01/2017..............          --             --            1,022          1,022
 AAA       Aaa    1,300 Pennsylvania State
                         Public School Building
                         Authority, School
                         Revenue Refunding Bonds
                         (Pittson Area School
                         District), Series P, 5%
                         due 7/15/2021(c).......          --             --            1,273          1,273
                        Pennsylvania State
                         Turnpike Commission,
                         Oil Franchise Tax
                         Revenue Bonds(a):
 AAA       Aaa    3,375 Senior Series A, 4.75%
                        due 12/01/2027..........        1,943          1,217             --           3,160
 AAA       Aaa    5,150 Sub-Series B, 4.75% due
                        12/01/2027..............        3,436          1,386             --           4,822
 AA-       Aa3    2,500 Pennsylvania State
                         University, Revenue
                         Refunding Bonds, 6.25%
                         due 3/01/2011..........        2,688            --              --           2,688
 AAA       Aaa    1,500 Philadelphia,
                         Pennsylvania, Airport
                         Revenue Bonds
                         (Philadelphia Airport
                         System), AMT, Series B,
                         5.40% due
                         6/15/2027(b)(d)........        1,509            --              --           1,509
 AAA       Aaa    4,500 Philadelphia,
                         Pennsylvania, Authority
                         for Industrial
                         Development, Airport
                         Revenue Bonds
                         (Philadelphia Airport
                         System Project), AMT,
                         Series A, 5.125% due
                         7/01/2028(b)...........        1,459            --            2,918          4,377
 AA        Aa3    2,000 Philadelphia,
                         Pennsylvania, Authority
                         for Industrial
                         Development, Industrial
                         and Commercial Revenue
                         Bonds (Girard Estates
                         Facilities Leasing
                         Project), 5% due
                         5/15/2027..............        1,924            --              --           1,924
 AAA       Aaa    9,125 Philadelphia,
                         Pennsylvania, Authority
                         for Industrial
                         Development, Lease
                         Revenue Bonds (City of
                         Philadelphia Project),
                         Series A, 5.375% due
                         2/15/2027(d)...........        4,087          5,236             --           9,323
 A-1+      NR*      300 Philadelphia,
                         Pennsylvania, Authority
                         for IDR (Fox Chase
                         Cancer Center Project),
                         VRDN, 4.25% due
                         7/01/2025(f)...........          --             300             --             300
 AAA       Aaa    3,000 Philadelphia,
                         Pennsylvania, Gas Works
                         Revenue Bonds, First
                         Series B, 5% due
                         7/01/2028(c)...........          --             972           1,943          2,915

                      COMBINED SCHEDULE OF INVESTMENTS FOR
        MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND
                   AND MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                  APRIL 30, 1999 (Unaudited) (continued)

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                   Pro Forma
 Pennsylvania                                         MuniYield       MuniVest     MuniHoldings    MuniYield
 (concluded)                                        Pennsylvania++ Pennsylvania++ Pennsylvania++ Pennsylvania++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
 AAA     Aaa     $ 8,875 Philadelphia,
                         Pennsylvania, GO, 5% due
                         3/15/2028(c)............      $  3,595       $ 2,599        $ 2,429        $  8,623
                         Philadelphia,
                          Pennsylvania, Hospitals
                          and Higher Education
                          Facilities Authority,
                          Hospital Revenue Bonds
                          (Children's Hospital of
                          Philadelphia Project),
                          VRDN(f):
 AA      VMIG1+    2,200 4.20% due 3/01/2027.....         1,100         1,100            --            2,200
 AA      VMIG1+    4,500 Series A, 4.20% due
                         3/01/2027...............         3,500         1,000            --            4,500
                         Philadelphia,
                          Pennsylvania, Hospitals
                          and Higher Education
                          Facilities Authority,
                          Hospital Revenue
                          Refunding Bonds:
 A-      NR*       1,000 (Children's Seashore
                          House), Series B, 7%
                          due 8/15/2022..........         1,085           --             --            1,085
 AAA     Aaa       3,000 (Jefferson Health
                          System), Series A,
                          5.125% due
                          5/15/2018(a)...........           --          2,969            --            2,969
 AAA     NR*       3,000 (Presbyterian Medical
                         Center), 6.65% due
                         12/01/2019..............         3,599           --             --            3,599
 AAA     Aaa       2,000 Philadelphia,
                          Pennsylvania, School
                          District, GO, Series B,
                          5.375% due
                          4/01/2027(a)...........           --            --           2,037           2,037
 AAA     Aaa       2,000 Philadelphia,
                          Pennsylvania, Water And
                          Wastewater Revenue
                          Bonds, Series A, 5% due
                          8/01/2017(a)...........           --          1,983            --            1,983
 AAA     Aaa       1,000 Philadelphia,
                          Pennsylvania, Water and
                          Wastewater Revenue
                          Refunding Bonds, 5% due
                          6/15/2019(d)...........           --            983            --              983
 AAA     Aaa       4,655 Pittsburgh,
                          Pennsylvania, GO,
                          5.125% due
                          9/01/2015(a)...........           --          2,699          2,033           4,732
 AAA     Aaa       2,000 Pittsburgh,
                          Pennsylvania, Water &
                          Sewer Authority, Water
                          and Sewer System
                          Revenue Refunding
                          Bonds, First Lien,
                          Series A, 5% due
                          9/01/2018(b)...........           --            --           1,988           1,988
                         Schuylkill County,
                          Pennsylvania, IDA,
                          Resource Recovery
                          Revenue Refunding Bonds
                          (Northeastern Power
                          Company), VRDN(f):
 AA+     NR*       2,500 AMT Series B, 4.20% due
                         12/01/2022..............         1,000           --           1,500           2,500
 AA+     NR        2,500 Series A, 4.10% due
                         12/01/2022..............           300         2,200            --            2,500
 A-      NR*       2,520 Scranton-Lackawanna,
                          Pennsylvania, Health
                          and Welfare Authority,
                          Revenue Refunding Bonds
                          (University of Scranton
                          Project), Series B,
                          6.50% due 3/01/2015....         2,682           --             --            2,682
 NR*     Aaa       5,000 Somerset County,
                         Pennsylvania, GO, Series
                         A, 5% due 10/01/2027(b).         4,859           --             --            4,859
 AAA     Aaa       2,000 Southeastern
                          Pennsylvania
                          Transportation
                          Authority,
                          Pennsylvania, Special
                          Tax Revenue Bonds,
                          Series A, 5.25% due
                          3/01/2017(b)...........           --            --           2,046           2,046
 AAA     Aaa       2,525 Southeastern
                          Pennsylvania
                          Transportation
                          Authority, Special
                          Revenue Bonds, 5.375%
                          due 3/01/2022(b).......           --          2,580            --             2580
 AA+     Aaa       3,985 Swarthmore Borough
                          Authority,
                          Pennsylvania, College
                          Revenue Refunding
                          Bonds, 6% due
                          9/15/2020..............         4,306           --             --            4,306
 AA      Aa3       3,500 Upper Saint Clair
                          Township School
                          District, Pennsylvania,
                          GO, Refunding, 5.20%
                          due 7/15/2027..........         3,495           --             --            3,495
 Total Investments (Cost -- $252,624) -- 99.4%....      129,969        80,856         51,906         262,731
 Other Assets Less Liabilities (Liabilities in Ex-         (161)        1,231            553            (472)
  cess of Other Assets) -- 0.6%...................
                                                       --------       -------        -------        --------
 Net Assets -- 100.0%                                  $129,808       $82,087        $52,459        $262,259
                                                       ========       =======        =======        ========

--------------------------------------------------------------------------------

                     COMBINED SCHEDULE OF INVESTMENTS FOR
        MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND

                AND MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                  APRIL 30, 1999 (Unaudited) (concluded)


 (a) AMBAC Insured.
 (b) FGIC Insured.
 (c) FSA Insured.
 (d) MBIA Insured.
 (e) FNMA Collateralized.
     The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30,
 (f) 1999.
 (g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
 (h) FHA Insured.
 (i) Prerefunded.
   * Not Rated.
   + Highest short-term rating by Moody's Investors Service. Inc.
  ++ Value as discussed in the Combined Notes to Financial Statements.

PORTFOLIO ABBREVIATIONS

To simplify the listings of MuniYield Pennsylvania Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

 ACES  Adjustable Convertible Extendable Securities
 AMT   Alternative Minimum Tax (subject to)
 GO    General Obligation Bonds
 HFA   Housing Finance Agency
 IDA   Industrial Development Authority
 PCR   Pollution Control Revenue Bonds
 RIB   Residual Interest Bonds
 RITES Residual Interest Tax-Exempt Securities
 RITR  Residual Interest Trust Receipts
 S/F   Single-Family
 VRDN  Variable Rate Demand Notes


                      See Notes to Financial Statements.

  The following unaudited pro forma Combined Statement of Assets, Liabilities and Capital has been derived from the Statements of Assets, Liabilities and Capital of the respective Funds at April 30, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at April 30, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at April 30, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

        PRO FORMA COMBINED STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

  FOR MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND AND
                     MUNIHOLDINGS PENNSYLVANIA INSURED FUND
                        As of April 30, 1999 (Unaudited)

                                                                                    Pro Forma
                           MuniYield      MuniVest    MuniHoldings                  MuniYield
                          Pennsylvania  Pennsylvania  Pennsylvania  Adjustments    Pennsylvania
                          ------------  ------------  ------------  -----------    ------------
Assets:
Investments, at value*
 (Note 1a)..............  $129,968,790  $80,856,110   $51,906,499                  $262,731,399
Cash....................        65,150       75,295           --                        140,445
Receivables:
 Interest...............     2,067,575    1,255,043       731,090                     4,053,708
 Securities sold........           --           --        100,234                       100,234
 Investment adviser
  (Note 2)..............           --           --         15,090                        15,090
Prepaid expenses and
 other assets...........         6,504        7,996        18,250                        32,750
                          ------------  -----------   -----------   -----------    ------------
Total assets............   132,108,019   82,194,444    52,771,163                   267,073,626
                          ------------  -----------   -----------   -----------    ------------
Liabilities:
Payables:
 Securities purchased...     2,058,113          --            --                      2,058,113
 Offering costs (Note
  1e)...................           --           --        258,770                       258,770
 Dividends to
  shareholders (Note
  1f)...................       150,050       52,697        13,169     1,755,441(1)    1,971,357
 Investment adviser
  (Note 2)..............        57,077       36,079           --                         93,156
 Custodian bank (Note
  1g)...................           --           --         17,360                        17,360
Accrued expenses and
 other liabilities......        34,999       18,400        22,702       340,000(2)      416,101
                          ------------  -----------   -----------   -----------    ------------
Total liabilities.......     2,300,239      107,176       312,001     2,095,441       4,814,857
                          ------------  -----------   -----------   -----------    ------------
Net Assets:
Net Assets..............  $129,807,780  $82,087,268   $52,459,162   $(2,095,441)   $262,258,769
                          ============  ===========   ===========   ===========    ============
Capital
Capital Shares
 (unlimited number of
 shares of beneficial
 interest authorized)
 Preferred Shares, par
  value $.10 per share
  of AMPS** issued and
  outstanding+ at
  $25,000 per share
  liquidation
  preference............  $ 40,000,000  $27,500,000   $20,500,000                  $ 88,000,000
 Common Shares, par
  value $.10 per share,
  issued and
  outstanding++.........       588,376      403,718       215,657       (48,734)      1,159,017
Paid-in capital in
 excess of par..........    82,247,950   55,962,716    31,713,672      (291,266)    169,633,072
Undistributed investment
 income--net............     1,172,691      295,148       287,602    (1,755,441)            --
Accumulated realized
 capital losses on
 investments
 --net..................      (560,908)  (6,006,366)      (73,711)                   (6,640,985)
Unrealized appreciation
 (depreciation) on
 investments--net.......     6,359,671    3,932,052      (184,058)                   10,107,665
                          ------------  -----------   -----------   -----------    ------------
Total capital...........  $129,807,780  $82,087,268   $52,459,162   $(2,095,441)   $262,258,769
                          ============  ===========   ===========   ===========    ============
Net asset value per
 share of Common Stock..  $      15.26  $     13.52   $     14.82                  $      15.04
                          ============  ===========   ===========   ===========    ============
  *Identified Cost        $123,609,119  $76,924,058   $52,090,557           --     $252,623,734
                          ============  ===========   ===========   ===========    ============
 + AMPS issued and
 outstanding                     1,600        1,100           820           --            3,520
                          ============  ===========   ===========   ===========    ============
++ Shares issued and
 outstanding                 5,883,760    4,037,179     2,156,567      (487,341)     11,590,165
                          ============  ===========   ===========   ===========    ============

--------
** Auction Market Preferred Shares

(1) Assumes the distribution of undistributed net investment income.

(2) Reflects the charge for estimated Reorganization expenses of $340,000.

                       See Notes to Financial Statements.

  The following unaudited pro forma Combined Statement of Operations has been derived from the statement of operations of the respective Funds for the periods indicated through April 30, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on November 1, 1998. The pro forma Combined Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on November 1, 1998 nor which may result from future operations. The pro forma Combined Statement of Operations should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

                  PRO FORMA COMBINED STATEMENT OF OPERATIONS

 FOR MUNIYIELD PENNSYLVANIA FUND, MUNIVEST PENNSYLVANIA INSURED FUND AND
                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND
                                  (Unaudited)

                                MuniYield         MuniVest         MuniHoldings
                              Pennsylvania      Pennsylvania       Pennsylvania
                             For the period    For the period     For the period                  Pro Forma
                            November 1, 1998  November 1, 1998  February 26, 1999+                MuniYield
                            to April 30, 1999 to April 30, 1999 to April 30, 1999  Adjustments   Pennsylvania
                            ----------------- ----------------- ------------------ -----------   ------------
Investment Income (Note
 1d):
Interest and amortization
 of premium and discount
 earned...................     $3,629,400        $2,226,969          $388,834                     $6,245,203
                               ----------        ----------          --------                     ----------
Expenses:
Investment advisory fees
 (Note 2).................        326,589           205,636            39,499                        571,724
Commission fees...........         50,546            33,669             7,477                         91,692
Professional fees.........         30,750            30,941             6,782        (32,993)(1)      35,480
Accounting services (Note
 2).......................         28,411            27,447             3,853        (23,300)(1)      36,411
Transfer agent fees.......         26,709            16,162             3,774         (7,045)(1)      39,600
Trustees' fees and
 expenses.................         13,524            11,224             5,751        (16,975)(1)      13,524
Printing and shareholder
 reports..................         13,678            12,094             2,076                         27,848
Listing fees..............          8,052             7,804             1,211                         17,067
Custodian fees............          3,849             3,542               664                          8,055
Pricing fees..............          3,496             3,008               669                          7,173
Other.....................          6,674             7,598             1,133                         15,405
                               ----------        ----------          --------        -------      ----------
Total expenses before
 reimbursement............        512,278           359,125            72,889        (80,313)        863,979
Reimbursement of expenses
 (Note 2).................            --                --            (54,588)           --          (54,588)
                               ----------        ----------          --------        -------      ----------
Total expenses after
 reimbursement............        512,278           359,125            18,301        (80,313)        809,391
                               ----------        ----------          --------        -------      ----------
Investment income--net....      3,117,122         1,867,844           370,533         80,313       5,435,812
                               ----------        ----------          --------        -------      ----------
Realized & Unrealized
 Gains (Losses) on
 Investments--Net (Notes
 1b & 1d)
Realized gain (loss) on
 investments--net.........        531,883           297,931           (73,711)                       756,103
Change in unrealized
 appreciation/depreciation
 on investments--net......     (1,983,280)       (1,021,995)         (184,058)                    (3,189,333)
                               ----------        ----------          --------        -------      ----------
Net Increase in Net Assets
 Resulting from
 Operations...............     $1,665,725        $1,143,780          $112,764        $80,313      $3,002,582
                               ==========        ==========          ========        =======      ==========

--------

(1) Reflects the anticipated savings as a result of the Reorganization through fewer audits and consolidation of accounting, printing and other services.

(2) This Pro Forma Combined Statement of Operations excludes non-recurring estimated Reorganization expenses of $340,000.
+  Commencement of operations.

                      See Notes to Financial Statements.

                         MUNIYIELD PENNSYLVANIA FUND,
                      MUNIVEST PENNSYLVANIA INSURED FUND
                  AND MUNIHOLDINGS PENNSYLVANIA  INSURED FUND

                    COMBINED NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies:

  MuniYield Pennsylvania Fund (the "Fund," which term as used herein shall refer to MuniYield Pennsylvania Fund, after giving effect to the Reorganization) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The Fund determines and makes available for publication the net asset value of its Common Shares on a weekly basis. The Fund's Common Shares are listed on the New York Stock Exchange under the symbol MPA. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

  (b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  . Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  . Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

     When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

                         MUNIYIELD PENNSYLVANIA FUND,
                      MUNIVEST PENNSYLVANIA INSURED FUND
                  AND MUNIHOLDINGS PENNSYLVANIA  INSURED FUND

            COMBINED NOTES TO FINANCIAL STATEMENTS (Concluded)

     Written and purchased options are non-income producing investments.

  (c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common and Preferred shares were charged to capital at the time of issuance of the shares.

  (f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

  (g) Custodian bank -- The MuniHoldings Pennsylvania Insured Fund recorded an amount payable to the Custodian bank reflecting an overnight overdraft, which resulted from timing differences of security transaction settlements.

2. Investment Advisory Agreement and Transactions with Affiliates:

  The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

  FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Shares.

  For MuniHoldings Pennsylvania Insured Fund, FAM earned fees of $39,499 for the period February 26, 1999 to April 30, 1999, all of which was waived. In addition, FAM reimbursed the fund $15,089 in additional expenses.

  Accounting services are provided to the Fund by FAM at cost.

  Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

                                                                      EXHIBIT I

                      INFORMATION PERTAINING TO EACH FUND

 .General Information Pertaining to the Funds

                               Defined Term         Fiscal    State of    Meeting
Fund                         Used in Exhibit I     Year End Organization   Time
----                         -----------------     -------- ------------  -------
MuniYield Pennsylvania
 Fund................... MuniYield Pennsylvania     10/31        MA      4:15 p.m.
MuniVest Pennsylvania
 Insured Fund........... MuniVest Pennsylvania      10/31        MA      2:45 p.m.
MuniHoldings
 Pennsylvania Insured
 Fund................... MuniHoldings Pennsylvania   9/30        MA      1:45 p.m.

                                                                Capital Shares
                                                               Outstanding as of
                                                                the Record Date
                                                               ------------------
                                                                 Common
Fund                                                             Shares    AMPS
----                                                           ---------- -------
MuniYield Pennsylvania........................................  5,891,406  1,600
MuniVest Pennsylvania.........................................  4,041,184  1,100
MuniHoldings Pennsylvania.....................................  2,170,570    820

 .Information Pertaining to Officers and Trustees

                                   Year in Which Each Nominee of MuniHoldings
                                                  Pennsylvania
                                          Became a Member of the Board
                                 -----------------------------------------------
Fund                             Bodurtha Glenn London Martin May  Perold Zeikel
----                             -------- ----- ------ ------ ---- ------ ------
MuniHoldings Pennsylvania.......   1998   1999   1998   1998  1998  1998   1998

  Set forth in the table below, with respect to each Fund, are the names of the nominees elected or to be elected by holders of AMPS, voting separately as a class, and the names of the nominees elected or to be elected by holders of Common Shares and AMPS, voting together as a single class.

                                 Trustees/Nominees          Trustees/Nominees Elected by Holders
Fund                         Elected by Holders of AMPS      of Shares of Common Shares and AMPS
----                     ---------------------------------- -------------------------------------
MuniYield Pennsylvania.. Donald Cecil       M. Colyer Crum  Terry K. Glenn     J. Thomas Touchton
                                                            Edward H. Meyer    Fred G. Weiss
                                                            Jack B. Sunderland Arthur Zeikel
MuniVest Pennsylvania .. James H. Bodurtha  Joseph L. May   Andre F. Perold    Robert R.Martin
                                                            Terry K. Glenn     Arthur Zeikel
                                                            Herbert I. London
MuniHoldings
 Pennsylvania........... Joseph L. May      Andre F. Perold James H. Bodurtha  Robert R. Martin
                                                            Terry K. Glenn     Arthur Zeikel
                                                            Herbert I. London

  Set forth in the table below is information regarding board and committee meetings held and the aggregate fees and expenses paid by the Fund to non-affiliated Board members during each Fund's most recently completed fiscal year.

                                    Board                  Audit Committee
                         ---------------------------- --------------------------
                            #                            #                Per     Aggregate
                         Meetings Annual  Per Meeting Meetings Annual   Meeting    Fees and
Fund                      Held*   Fee ($)  Fee ($)**    Held   Fee ($) Fee ($)** Expenses ($)
----                     -------- ------- ----------- -------- ------- --------- ------------
MuniYield Pennsylvania..     5     2,500      250         4      500      125       26,197
MuniVest Pennsylvania...     7     2,500      250         4      500      125       23,045
MuniHoldings
 Pennsylvania...........     4     2,500      250         3      500      125       20,855

--------
  * Includes meetings held via teleconferencing equipment.
 ** The fee is payable for each meeting attended in person. A fee is not paid for telephonic meetings.

  Set forth in the table below is information regarding compensation paid by the Fund to the non-affiliated Board members for the most recently completed fiscal year.

                                    Compensation From MuniVest Pennsylvania
                                       and MuniHoldings Pennsylvania ($)*
                                    --------------------------------------------
Fund                                Bodurtha  London   Martin    May    Perold
----                                ------------------ -------- ------- --------
MuniVest Pennsylvania..............    4,500    4,500    4,500    4,500   4,500
MuniHoldings Pennsylvania..........    4,375    4,375    4,375    4,375   4,375

                             Compensation From MuniYield Pennsylvania ($)*
                           -----------------------------------------------------
Fund                       Cecil    Crum   Meyer   Sunderland  Touchton  Weiss
----                       ------- ------- ------- ----------- --------- -------
MuniYield Pennsylvania....   4,500   4,500   4,500     4,500      4,500    3,250

--------
* No pension or retirement benefits are accrued as part of Fund expenses.

  Set forth in the table below is information regarding the aggregate compensation paid by all registered investment companies advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds"), including MuniYield Pennsylvania to the non-affiliated Board members for the year ended December 31, 1998.

                                                          Aggregate Compensation
                                                              From FAM/MLAM
                                                            Advised Funds Paid
Name of Board Member                                      to Board members ($)*
--------------------                                      ----------------------
Donald Cecil.............................................        $277,808
M. Colyer Crum...........................................        $116,600
Edward H. Meyer..........................................        $214,558
Jack B. Sunderland.......................................        $133,600
J. Thomas Touchton.......................................        $133,600
Fred G. Weiss............................................        $140,842

--------

* The Trustees serve on the boards of MLAM/FAM advised funds as follows: Mr. Cecil (35 registered investment companies consisting of 35 portfolios); Mr. Crum (17 registered investment companies consisting of 17 portfolios); Mr. Meyer (35 registered investment companies consisting of 35 portfolios); Mr. Sunderland (20 registered investment companies consisting of 36 portfolios); Mr. Touchton (20 registered investment companies consisting of 36 portfolios) and Mr. Weiss (17 registered investment companies consisting of 17 portfolios);

  Set forth in the table below is information regarding the aggregate compensation paid by all FAM/MLAM Advised Funds, including MuniVest Pennsylvania and MuniHoldings Pennsylvania, to the non-affiliated Board members for the year ended December 31, 1998.

                                                      Aggregate Compensation
                                                    From FAM/MLAM  Advised Funds
Name of Board Member                                Paid to Board members ($)(*)
--------------------                                ----------------------------

James H. Bodurtha.................................            $163,500
Herbert I. London.................................            $163,500
Robert R. Martin..................................            $163,500
Joseph L. May.....................................            $163,500
Andre F. Perold...................................            $163,500

--------
(*) The Trustees serve on the boards of FAM/MLAM Advised Funds as follows: Mr.
    Bodurtha (29 registered investment companies consisting of 47 portfolios); Mr. London (29 registered investment companies consisting of 47 portfolios); Mr. Martin (29 registered investment companies consisting of 47 portfolios); Mr. May (29 registered investment companies consisting of 47 portfolios); and Mr. Perold (29 registered investment companies consisting of 47 portfolios).

  Set forth in the table below is information about the Trustees of MuniYield Pennsylvania and MuniVest Pennsylvania. Information about the Trustees of MuniHoldings Pennsylvania is set forth in the Proxy Statement and Prospectus under Item 2. Election of Trustees. Unless otherwise noted, the address of each Trustee is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

                                                            Trustee Since
                                                      -------------------------
                                                       MuniYield     MuniVest
           Name, Address and Biography            Age Pennsylvania Pennsylvania
------------------------------------------------- --- ------------ ------------
James H. Bodurtha................................  55      --          1995
 36 Popponesset Road, Cotuit, Massachusetts
 02635. Director and Executive Vice President,
 The China Business Group, Inc. since 1996;
 Chairman and Chief Executive Officer, China
 Enterprise Management Corporation from 1993 to
 1996; Chairman, Berkshire Corporation since
 1980; Partner, Squire, Sanders & Dempsey from
 1980 to 1993; Director, Gilder Group LLC and
 related companies since 1999.
Herbert I. London ...............................  60      --          1992
 2 Washington Square Village, New York, New York
 10012. John M. Olin Professor of Humanities at
 New York University since 1993 and Professor
 thereof since 1980; Dean, Gallatin Division of
 New York University from 1976 to 1993;
 Distinguished Fellow, Herman Kahn Chair at
 Hudson Institute from 1984 to 1985; Director,
 Damon Corporation from 1991 to 1995; Overseer,
 Center for Naval Analyses from 1983 to 1993;
 Limited Partner, Hypertech LP in 1996.
Robert R. Martin ................................  72      --          1993
 513 Grand Hill, St. Paul, Minnesota 55102.
 Chairman and Chief Executive Officer, Kinnard
 Investments, Inc. from 1990 to 1993; Executive
 Vice President, Dain Bosworth from 1974 to 1989;
 Director, Carnegie Capital Management from 1977
 to 1985 and Chairman thereof in 1979; Director,
 Securities Industry Association from 1981 to
 1982 and Public Securities Association from 1979
 to 1980; Chairman of the Board, WTC Industries,
 Inc. in 1994; Trustee, Northland College since
 1992.

                                                        Trustee Since
                                                  -------------------------
                                                   MuniYield     MuniVest
         Name, Address and Biography          Age Pennsylvania Pennsylvania
--------------------------------------------- --- ------------ ------------
Joseph L. May................................  70       --         1992
 424 Church Street, Suite 2000, Nashville,
 Tennessee 37219. Attorney in private
 practice since 1984; President, May and
 Athens Hosiery Mills Division, Wayne-Gossard
 Corporation from 1954 to 1983; Vice
 President, Wayne-Gossard Corporation from
 1972 to 1983; Chairman, The May Corporation
 (personal holding company) from 1972 to
 1983; Director, Signal Apparel Co. from 1972
 to 1989.
Andre F. Perold..............................  47       --         1992
 Morgan Hall, Soldiers Field, Boston,
 Massachusetts 02163. Professor, Harvard
 Business School since 1989 and Associate
 Professor from 1983 to 1989; Trustee, The
 Common Fund since 1989; Director of Quantec
 Limited from 1991 to 1999; Director, TIBCO
 from 1994 to 1996; Director, Genbel
 Securities Limited and Genbel Bank since
 1999.
Terry K. Glenn...............................  59     1999         1999
 Executive Vice President of MLAM and FAM
 since 1983; Executive Vice President and
 Director of Princeton Services, Inc.
 ("Princeton Services") since 1993; President
 of Princeton Funds Distributor, Inc. ("PFD")
 since 1986 and Director thereof since 1991;
 President of Princeton Administrators, L.P.
 since 1988.
Arthur Zeikel................................  67     1992         1992
 300 Woodland Avenue, Westfield, New Jersey
 07090. Chairman of FAM and MLAM from 1997 to
 1999; President of FAM and MLAM from 1977 to
 1997; Chairman of Princeton Services from
 1997 to 1999, Director thereof from 1993 to
 1999 and President thereof from 1993 to
 1997; Executive Vice President of Merrill
 Lynch & Co., Inc. from 1990 to 1999.
Donald Cecil.................................  72     1992           --
 1114 Avenue of the Americas, New York, New
 York 10036. Special Limited Partner of
 Cumberland Associates (an investment
 partnership) since 1982; Member of Institute
 of Chartered Financial Analysts Member and
 Chairman of Westchester County (N.Y.) Board
 of Transportation.
M. Colyer Crum...............................  67     1992           --
 104 Westcliff Road, Weston, Massachusetts
 02193. Currently James R. Williston
 Professor of Investment Management Emeritus
 at Harvard Business School; James R.
 Williston Professor of Investment Management
 at Harvard Business School from 1971 to
 1996; Director of Cambridge Bancorp, Copley
 Properties, Inc. and Sun Life Assurance
 Company of Canada.

                                                            Trustee Since
                                                      -------------------------
                                                       MuniYield     MuniVest
           Name, Address and Biography            Age Pennsylvania Pennsylvania
------------------------------------------------- --- ------------ ------------
Laurie Simon Hodrick.............................  37    1999*          --
 809 Uris Hall, 3022 Broadway, New York, New York
 10027. Professor of Finance and Economics,
 Graduate School of Business, Columbia University
 since 1998; Associate Professor of Finance and
 Economics, Graduate School of Business, Columbia
 University from 1996 to 1998; Associate
 Professor of Finance, J.L. Kellogg Graduate
 School of Management, Northwestern University
 from 1992 to 1996.
Edward H. Meyer..................................  72     1992          --
 777 Third Avenue, New York, New York 10017.
 President of Grey Advertising Inc. since 1968,
 Chief Executive Officer since 1970 and Chairman
 of the Board of Directors since 1972; Harman
 International Industries, Inc. and Ethan Allen
 Interiors, Inc.
Jack B. Sunderland...............................  70     1992          --
 P.O. Box 7, West Cornwall, Connecticut 06796.
 President and Director of American Independent
 Oil Company, Inc. (an energy company) since
 1987; Member of Council on Foreign Relations
 since 1971.
J. Thomas Touchton...............................  60     1992          --
 Suite 3405, One Tampa City Center, 201 North
 Franklin Street, Tampa, Florida 33062. Managing
 Partner of The Witt Touchton Company and its
 predecessor, The Witt Co. (a private investment
 partnership), since 1972; Trustee Emeritus of
 Washington and Lee University; Director of TECO
 Energy, Inc. (an electric utility holding
 company).
Fred G. Weiss....................................  58     1998          --
 16410 Maddalena Place, Delray Beach, Florida
 33446. Managing Director of FGW Associates since
 1997; Vice President, Planning Investment, and
 Development of Warner Lambert Co. from 1979 to
 1997.
 *Ms. Hodrick was elected to the Board of MuniYield Pennsylvania on November 4,
 1999 and therefore no other information is required to be provided in this
 Exhibit I.

  Set forth in the table below is information about the officers of each of the Funds.

                                                         Officer Since
                                             --------------------------------------
                                              MuniYield     MuniVest   MuniHoldings
Name and Biography        Age     Office     Pennsylvania Pennsylvania Pennsylvania
------------------        --- -------------- ------------ ------------ ------------
Terry K. Glenn..........   59 President          1992*        1992*        1998*
 Executive Vice
 President of MLAM and
 FAM since 1983;
 Executive Vice
 President and Director
 of Princeton Services
 since 1993; President
 of PFD since 1986 and
 Director thereof since
 1991; President of
 Princeton
 Administrators, L.P.
 since 1988.

Vincent R. Giordano.....   55 Senior Vice        1992         1992         1998
 Senior Vice President         President
 of FAM and MLAM since
 1984; Portfolio Manager
 of FAM and MLAM since
 1977; Senior Vice
 President of Princeton
 Services since 1993.

Kenneth A. Jacob........   48 Vice President     1992         1992         1998
 First Vice President of
 MLAM since 1997; Vice
 President of MLAM from
 1984 to 1997; Vice
 President of FAM since
 1984.

Donald C. Burke.........   39 Vice President     1992         1993         1998
 Senior Vice President         Treasurer         1999         1999         1999
 and Treasurer of MLAM
 and FAM since 1999;
 Senior Vice President
 and Treasurer of
 Princeton Services
 since 1999; Vice
 President of PFD since
 1999; First Vice
 President of MLAM from
 1997 to 1999; Vice
 President of MLAM from
 1990 to 1997; Director
 of Taxation of MLAM
 since 1990.

Robert A. DiMella, CFA..   32 Vice President      --           --          1998
 Vice President of MLAM
 since 1997; Assistant
 Vice President of MLAM
 from 1995 to 1997;
 Assistant Portfolio
 Manager of MLAM from
 1993 to 1995.

William R. Bock.........   63 Vice President     1997         1997         1998
 Vice President of MLAM
 since 1989.

Alice A. Pellegrino.....   39 Secretary          1999         1999         1998
 Vice President of MLAM
 since 1999; Attorney
 associated with MLAM
 since 1997; Associate
 with Kirkpatrick &
 Lockhart LLP from 1992
 to 1997.

--------
* Mr. Glenn was elected President of each Fund in 1999. Prior to that he served as Executive Vice President of each Fund.

                                                                     EXHIBIT II

                     AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 9th day of November, 1999, by and between MuniYield Pennsylvania Fund, a Massachusetts business trust ("MuniYield Pennsylvania"), MuniVest Pennsylvania Insured Fund, a Massachusetts business trust ("MuniVest Pennsylvania") and MuniHoldings Pennsylvania Insured Fund, a Massachusetts business trust ("MuniHoldings Pennsylvania") (MuniYield Pennsylvania, MuniVest Pennsylvania and MuniHoldings Pennsylvania are sometimes referred to herein collectively as the "Funds"; MuniVest Pennsylvania and MuniHoldings Pennsylvania are sometimes referred to herein collectively as the "Acquired Funds").

                            PLAN OF REORGANIZATION

  The reorganization will comprise the following:

    (a) (1) the acquisition by MuniYield Pennsylvania of substantially all of the assets, and the assumption by MuniYield Pennsylvania of substantially all of the liabilities of MuniVest Pennsylvania in exchange solely for an equal aggregate value of newly issued (A) common shares, with a par value of $0.10 per share ("Common Shares"), of MuniYield Pennsylvania ("MuniYield Pennsylvania Common Shares") and (B) auction market preferred shares ("AMPS") of MuniYield Pennsylvania, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series B ("MuniYield Pennsylvania Series B AMPS"), and (2) the subsequent distribution by MuniVest Pennsylvania to MuniVest Pennsylvania shareholders of (x) all of the MuniYield Pennsylvania Common Shares received by MuniVest Pennsylvania in exchange for such shareholders' Common Shares, with a par value of $0.10 per share, of MuniVest Pennsylvania ("MuniVest Pennsylvania Common Shares") and (y) all of the MuniYield Pennsylvania Series B AMPS received by MuniVest Pennsylvania in exchange for such shareholders' outstanding shares of AMPS shares of MuniVest Pennsylvania, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) ("MuniVest Pennsylvania AMPS");

    (b) (1) the acquisition by MuniYield Pennsylvania of substantially all of the assets, and the assumption by MuniYield Pennsylvania of substantially all of the liabilities of MuniHoldings Pennsylvania in exchange solely for an equal aggregate value of newly issued shares of (A) MuniYield Pennsylvania Common Shares and (B) MuniYield Pennsylvania Series B AMPS and
  (2) the subsequent distribution by MuniHoldings Pennsylvania to MuniHoldings Pennsylvania shareholders of (x) all of the MuniYield Pennsylvania Common Shares received by MuniHoldings Pennsylvania in exchange for such shareholders' Common Shares, with a par value of $0.10 per share, of MuniHoldings Pennsylvania ("MuniHoldings Pennsylvania Common Shares") and (y) all of the MuniYield Pennsylvania Series B AMPS received by MuniHoldings Pennsylvania in exchange for such shareholders' shares of AMPS, of MuniHoldings Pennsylvania, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("MuniHoldings Pennsylvania AMPS");

  all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

  In the course of the Reorganization, MuniYield Pennsylvania Common Shares, and MuniYield Pennsylvania Series B AMPS will be distributed to the shareholders of the Acquired Funds as follows:

    (a) (1) each holder of MuniVest Pennsylvania Common Shares will be entitled to receive a number of MuniYield Pennsylvania Common Shares equal to the aggregate net asset value of the MuniVest Pennsylvania Common Shares owned by such shareholder on the Exchange Date; and (2) each holder of MuniVest Pennsylvania AMPS will be entitled to receive a number of shares of MuniYield Pennsylvania

  Series B AMPS equal to the aggregate liquidation preference (and aggregate value) of the MuniVest Pennsylvania AMPS owned by such shareholder on the Exchange Date; and

    (b) (1) each holder of MuniHoldings Pennsylvania Common Shares will be entitled to receive a number of shares of MuniYield Pennsylvania Common Shares equal to the aggregate net asset value of the MuniHoldings Pennsylvania Common Shares owned by such shareholder on the Exchange Date; and (2) each holder of MuniHoldings Pennsylvania AMPS will be entitled to receive a number of shares of MuniYield Pennsylvania Series B AMPS equal to the aggregate liquidation preference (and aggregate value) of the MuniHoldings Pennsylvania AMPS owned by such shareholder on the Exchange Date.

  It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

  Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the MuniVest Pennsylvania AMPS and MuniHoldings Pennsylvania AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.

  A Certificate of Designation of MuniYield Pennsylvania, designating the currently outstanding series of AMPS of MuniYield Pennsylvania as Series A and establishing the powers, rights and preferences of the MuniYield Pennsylvania Series B AMPS will have been filed with the Office of the Secretary of State of the Commonwealth of Massachusetts prior to the Exchange Date.

  As promptly as practicable after the consummation of the Reorganization, each Acquired Fund shall be dissolved in accordance with the laws of the Commonwealth of Massachusetts and will terminate its registration under the Investment Company Act of 1940, as amended (the "1940 Act").

                                   AGREEMENT

  In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each of the Funds hereby agrees as follows:

1.Representations and Warranties of MuniYield Pennsylvania.

  MuniYield Pennsylvania represents and warrants to, and agrees with, the Acquired Funds that:

    (a) MuniYield Pennsylvania is a trust with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. MuniYield Pennsylvania has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) MuniYield Pennsylvania is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-73136), and such registration has not been revoked or rescinded and is in full force and effect. MuniYield Pennsylvania has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

    (c) Each of the Acquired Funds has been furnished with MuniYield Pennsylvania's Annual Report to Shareholders for the fiscal year ended October 31, 1998, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of MuniYield Pennsylvania as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) Each of the Acquired Funds has been furnished with MuniYield Pennsylvania's Semi-Annual Report to Shareholders for the six months ended April 30, 1999, and the unaudited financial statements appearing therein fairly present the financial position of MuniYield Pennsylvania as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (e) An unaudited statement of assets, liabilities and capital of MuniYield Pennsylvania and an unaudited schedule of investments of MuniYield Pennsylvania, each as of the Valuation Time (as defined in Section 5(d) of this Agreement), will be furnished to each of the Acquired Funds, at or prior to the Exchange Date for the purpose of determining the number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, to be issued pursuant to Section 6 of this Agreement; each will fairly present the financial position of MuniYield Pennsylvania as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) MuniYield Pennsylvania has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of MuniYield Pennsylvania, threatened against it which assert liability on the part of MuniYield Pennsylvania or which materially affect its financial condition or its ability to consummate the Reorganization. MuniYield Pennsylvania is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) MuniYield Pennsylvania is not obligated under any provision of its Declaration of Trust or its by-laws or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (i) There are no material contracts outstanding to which MuniYield Pennsylvania is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to the Acquired Funds prior to the Valuation Time.

    (j) MuniYield Pennsylvania has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since October 31, 1999; and those incurred in connection with the Reorganization. As of the Valuation Time, MuniYield Pennsylvania will advise each Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by MuniYield Pennsylvania of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

    (l) The registration statement filed by MuniYield Pennsylvania on Form N-14 which includes the joint proxy statement of the Funds with respect to the transactions contemplated herein and the prospectus of MuniYield Pennsylvania relating to the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued pursuant to this Agreement, (the "Joint Proxy Statement and

  Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and at the Exchange Date, insofar as it relates to MuniYield Pennsylvania (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by MuniYield Pennsylvania for use in the N-14 Registration Statement as provided in
  Section 8(e) of this Agreement.

    (m) MuniYield Pennsylvania is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.10 per share and 1,000,000 preferred shares of beneficial interest, par value $0.05 per share. The Board of Trustees of MuniYield Pennsylvania has designated 1,600 preferred shares as Auction Market Preferred Shares. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of MuniYield Pennsylvania is fully paid and nonassessable and has full voting rights.

    (n) The MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued to the Acquired Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of MuniYield Pennsylvania will have any preemptive right of subscription or purchase in respect thereof.

    (o) At or prior to the Exchange Date, the MuniYield Pennsylvania Common Shares to be transferred to the Acquired Funds for distribution to the shareholders of the Acquired Funds on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

    (p) At or prior to the Exchange Date, the shares of MuniYield Pennsylvania Series B AMPS to be transferred to MuniVest Pennsylvania and MuniHoldings Pennsylvania on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of AMPS of the Acquired Funds presently are qualified, and there are a sufficient number of MuniYield Pennsylvania Series B AMPS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

    (q) At or prior to the Exchange Date, MuniYield Pennsylvania will have obtained any and all regulatory, Trustee and shareholder approvals necessary to issue the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS.

2.Representations and Warranties of MuniVest Pennsylvania.

  MuniVest Pennsylvania represents and warrants to, and agrees with, MuniYield Pennsylvania and MuniHoldings Pennsylvania that:

    (a) MuniVest Pennsylvania is a trust with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. MuniVest Pennsylvania has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) MuniVest Pennsylvania is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-7750), and such registration has not been revoked or rescinded and is in full force and effect. MuniVest Pennsylvania has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon liquidation.

    (c) As used in this Agreement, the term "MuniVest Pennsylvania Investments" shall mean (i) the investments of MuniVest Pennsylvania shown on the schedule of its investments as of the Valuation Time furnished to each of MuniYield Pennsylvania and MuniHoldings Pennsylvania; and (ii) all other assets owned by MuniVest Pennsylvania or liabilities incurred as of the Valuation Time.

    (d) MuniVest Pennsylvania has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) Each of MuniYield Pennsylvania and MuniHoldings Pennsylvania has been furnished with MuniVest Pennsylvania's Annual Report to Shareholders for the fiscal year ended October 31, 1998, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of MuniVest Pennsylvania as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) Each of MuniYield Pennsylvania and MuniHoldings Pennsylvania has been furnished with MuniVest Pennsylvania's Semi-Annual Report to Shareholders for the six months ended April 30, 1999, and the unaudited financial statements appearing therein fairly present the financial position of MuniVest Pennsylvania as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) An unaudited statement of assets, liabilities and capital of MuniVest Pennsylvania and an unaudited schedule of investments of MuniVest Pennsylvania, each as of the Valuation Time, will be furnished to each of MuniYield Pennsylvania and MuniHoldings Pennsylvania at or prior to the Exchange Date for the purpose of determining the number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued pursuant to Section 6 of this Agreement; each will fairly present the financial position of MuniVest Pennsylvania as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of MuniVest Pennsylvania, threatened against it which assert liability on the part of MuniVest Pennsylvania or which materially affect its financial condition or its ability to consummate the Reorganization. MuniVest Pennsylvania, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (i) There are no material contracts outstanding to which MuniVest Pennsylvania is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to MuniYield Pennsylvania and MuniHoldings Pennsylvania prior to the Valuation Time.

    (j) MuniVest Pennsylvania is not obligated under any provision of its Declaration of Trust or its by-laws, nor is it a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (k) MuniVest Pennsylvania has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since October 31, 1998 and those incurred in connection with the Reorganization. As of the Valuation Time, MuniVest Pennsylvania will advise MuniYield Pennsylvania and MuniHoldings Pennsylvania in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (l) MuniVest Pennsylvania has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of MuniVest Pennsylvania have been adequately provided for on its books, and no tax deficiency or liability of MuniVest Pennsylvania has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (m) At both the Valuation Time and the Exchange Date, MuniVest Pennsylvania will have full right, power and authority to sell, assign, transfer and deliver the MuniVest Pennsylvania Investments. At the Exchange Date, subject only to the obligation to deliver the MuniVest Pennsylvania Investments as contemplated by this Agreement, MuniVest Pennsylvania will have good and marketable title to all of the MuniVest Pennsylvania Investments, and MuniYield Pennsylvania will acquire all of the MuniVest Pennsylvania Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the MuniVest Pennsylvania Investments or materially affect title thereto).

    (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by MuniVest Pennsylvania of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (o) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to MuniVest Pennsylvania
  (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by MuniVest Pennsylvania for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

    (p) MuniVest Pennsylvania is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.10 per share, and 1,000,000 preferred shares of beneficial interest, par value of $0.05 per share. The Board of Trustees of MuniVest Pennsylvania has designated 1,100 of the preferred shares as Auction Market Preferred Shares. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of MuniVest Pennsylvania is fully paid and nonassessable and has full voting rights.

    (q) All of the issued and outstanding MuniVest Pennsylvania Common Shares and MuniVest Pennsylvania AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

    (r) The books and records of MuniVest Pennsylvania made available to MuniYield Pennsylvania, and MuniHoldings Pennsylvania and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of MuniVest Pennsylvania.

    (s) MuniVest Pennsylvania will not sell or otherwise dispose of any of the shares of MuniYield Pennsylvania Common Shares or MuniYield
  Pennsylvania Series B AMPS to be received in the Reorganization, except in distribution to the shareholders of MuniVest Pennsylvania, as provided in
  Section 5 of this Agreement.

3.Representations and Warranties of MuniHoldings Pennsylvania.

  MuniHoldings Pennsylvania represents and warrants to, and agrees with, MuniYield Pennsylvania and MuniVest Pennsylvania that:

    (a) MuniHoldings Pennsylvania is a trust with transferable shares, duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out this Agreement. MuniHoldings Pennsylvania has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) MuniHoldings Pennsylvania is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-09133), and such registration has not been revoked or rescinded and is in full force and effect. MuniHoldings Pennsylvania has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

    (c) As used in this Agreement, the term "MuniHoldings Pennsylvania Investments" shall mean (i) the investments of MuniHoldings Pennsylvania shown on the schedule of its investments as of the Valuation Time furnished to each of MuniYield Pennsylvania and MuniVest Pennsylvania; and (ii) all other assets owned by MuniHoldings Pennsylvania or liabilities incurred as of the Valuation Time. The MuniHoldings Pennsylvania Investments together with the MuniVest Pennsylvania Investments may sometimes be referred to herein collectively as the "Acquired Fund Investments".

    (d) MuniHoldings Pennsylvania has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) Each of MuniYield Pennsylvania and MuniVest Pennsylvania has been furnished with MuniHoldings Pennsylvania's Semi-Annual Report to Shareholders for the period ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of MuniHoldings Pennsylvania as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) An unaudited statement of assets, liabilities and capital of MuniHoldings Pennsylvania and an unaudited schedule of investments of MuniHoldings Pennsylvania, each as of the Valuation Time, will be furnished to each of MuniYield Pennsylvania and MuniVest Pennsylvania at or prior to the Exchange Date for the purpose of determining the number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued to MuniHoldings Pennsylvania pursuant to Section 6 of this Agreement; each will fairly present the financial position of MuniHoldings Pennsylvania as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of MuniHoldings Pennsylvania, threatened against it which assert liability on the part of MuniHoldings Pennsylvania or which materially affect its financial condition or its ability to consummate the Reorganization. MuniHoldings Pennsylvania, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) There are no material contracts outstanding to which MuniHoldings Pennsylvania is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to MuniYield Pennsylvania and MuniVest Pennsylvania prior to the Valuation Time.

    (i) MuniHoldings Pennsylvania is not obligated under any provision of its Declaration of Trust or by-laws, nor is it a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (j) MuniHoldings Pennsylvania has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since September 30, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, MuniHoldings Pennsylvania will advise MuniYield Pennsylvania and MuniVest Pennsylvania in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (k) MuniHoldings Pennsylvania has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of MuniHoldings Pennsylvania have been adequately provided for on its books, and no tax deficiency or liability of MuniHoldings Pennsylvania has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (l) At both the Valuation Time and the Exchange Date, MuniHoldings Pennsylvania will have full right, power and authority to sell, assign, transfer and deliver the MuniHoldings Pennsylvania Investments. At the Exchange Date, subject only to the obligation to deliver the MuniHoldings Pennsylvania Investments as contemplated by this Agreement, MuniHoldings Pennsylvania will have good and marketable title to all of the MuniHoldings Pennsylvania Investments, and MuniYield Pennsylvania will acquire all of the MuniHoldings Pennsylvania Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the MuniHoldings Pennsylvania Investments or materially affect title thereto).

    (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by MuniHoldings Pennsylvania of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (n) The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to MuniHoldings Pennsylvania (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by MuniHoldings Pennsylvania for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

    (o) MuniHoldings Pennsylvania is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.10 per share, and 1,000,000 preferred shares of beneficial interest, par value $0.10 per share. The Board of Trustees of MuniHoldings Pennsylvania has designated 820 of the preferred shares as Auction Market Preferred Shares, Series A. Each outstanding common share of beneficial interest and each outstanding Auction Market Preferred Share of MuniHoldings Pennsylvania is fully paid and nonassessable and has full voting rights.

    (p) All of the issued and outstanding shares of MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

    (q) The books and records of MuniHoldings Pennsylvania made available to MuniYield Pennsylvania and MuniVest Pennsylvania and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of MuniHoldings Pennsylvania.

    (r) MuniHoldings Pennsylvania will not sell or otherwise dispose of any of the shares of MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS to be received in the Reorganization, except in distribution to the shareholders of MuniHoldings Pennsylvania, as provided in Section 5 of this Agreement.

4.The Reorganization.

  (a) Subject to receiving the requisite approvals of the shareholders of each of the Funds, and to the other terms and conditions contained herein, (i) MuniVest Pennsylvania agrees to convey, transfer and deliver to MuniYield Pennsylvania and MuniYield Pennsylvania agrees to acquire from MuniVest Pennsylvania on the Exchange Date, all of the MuniVest Pennsylvania Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of MuniVest Pennsylvania in exchange solely for that number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS provided in Section 5 of this Agreement; (ii) MuniHoldings Pennsylvania agrees to convey, transfer and deliver to MuniYield Pennsylvania and MuniYield Pennsylvania agrees to acquire from MuniHoldings Pennsylvania on the Exchange Date, all of the MuniHoldings Pennsylvania Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of MuniHoldings Pennsylvania in exchange solely for that number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS provided in Section 5 of this Agreement and (iii) MuniYield Pennsylvania agrees to change its investment policies to provide that the Fund, under normal circumstances, will invest at least 80% of its assets in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest, as well as to change the Fund's name to "MuniYield Pennsylvania Insured Fund."

  Pursuant to this Agreement, as soon as practicable after the Exchange Date
(i) MuniVest Pennsylvania will distribute all shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS received by it to its shareholders in exchange for their shares of MuniVest Pennsylvania Common Shares and MuniVest Pennsylvania AMPS and (ii) MuniHoldings Pennsylvania will distribute all shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS received by it to its shareholders in exchange for their shares of MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS. Such distributions shall be accomplished by the opening of shareholder accounts on the shares ledger records of MuniYield Pennsylvania in the amounts due the shareholders of each Acquired Fund based on their respective holdings in such Acquired Fund as of the Valuation Time.

  (b) Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective shareholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the MuniVest Pennsylvania AMPS and the MuniHoldings Pennsylvania AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.

  (c) Each of the Acquired Funds will pay or cause to be paid to MuniYield Pennsylvania any interest such Acquired Fund receives on or after the Exchange Date with respect to any of the Acquired Fund Investments transferred to MuniYield Pennsylvania hereunder.

  (d) The Valuation Time shall be 4:00 p.m., Eastern time, on February 18, 2000, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

  (e) Recourse for liabilities assumed from each Acquired Fund by MuniYield Pennsylvania in the Reorganization will be limited to the net assets of each such fund acquired by MuniYield Pennsylvania. The known liabilities of the Acquired Funds, as of the Valuation Time, shall be confirmed in writing to MuniYield Pennsylvania pursuant to Sections 2(k) and 3(j) of this Agreement.

  (f) The Acquired Funds will each be dissolved following the Exchange Date by filing separate Certificate of Termination with the Commonwealth of Massachusetts.

  (g) MuniYield Pennsylvania will file with the Commonwealth of Massachusetts a Certificate of Designation designating the currently outstanding series of AMPS of MuniYield Pennsylvania as Series A and establishing the powers, rights and preferences of the MuniYield Pennsylvania Series B AMPS prior to the closing of the Reorganization.

  (h) As promptly as practicable after the liquidation of each of the Acquired Funds pursuant to the Reorganization, each Acquired Fund shall terminate its respective registration under the 1940 Act.

5. Issuance and Valuation of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS in the Reorganization.

  Full shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one then thousandth of one cent) to the value of the assets of MuniVest Pennsylvania acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of MuniVest Pennsylvania assumed by MuniYield Pennsylvania in the Reorganization, shall be issued by MuniYield Pennsylvania to MuniVest Pennsylvania in exchange for such assets of MuniVest Pennsylvania, plus cash in lieu of fractional shares. MuniYield Pennsylvania will issue to MuniVest Pennsylvania (a) a number of MuniYield Pennsylvania Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the shares of MuniVest Pennsylvania Common Shares, determined as set forth below, and (b) a number of shares of MuniYield Pennsylvania Series B AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the MuniVest Pennsylvania AMPS, determined as set forth below.

  Full shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of MuniHoldings Pennsylvania acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of MuniHoldings Pennsylvania assumed by MuniYield Pennsylvania to MuniHoldings Pennsylvania in the Reorganization, shall be issued by MuniYield Pennsylvania in exchange for such assets of MuniHoldings Pennsylvania, plus cash in lieu of fractional shares. MuniYield Pennsylvania will issue to MuniHoldings Pennsylvania (a) a number of MuniYield Pennsylvania Common Shares, the aggregate net asset value of which will equal the aggregate net asset value of the shares of MuniHoldings Pennsylvania Common Shares, determined as set forth below, and (b) a number of shares of MuniYield Pennsylvania Series B AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the MuniHoldings Pennsylvania AMPS, determined as set forth below.

  The net asset value of each of the Funds and the liquidation preference and value of the AMPS of each of the Funds shall be determined as of the Valuation Time in accordance with the procedures described in (i) the final prospectus of MuniYield Pennsylvania, dated September 11, 1992, relating to the MuniYield Pennsylvania Common Shares and (ii) the prospectus of MuniYield Pennsylvania, dated November 23, 1992, relating to the MuniYield Pennsylvania AMPS, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Acquired Fund Investments to be transferred to MuniYield Pennsylvania shall be determined by MuniYield Pennsylvania pursuant to the procedures utilized by MuniYield Pennsylvania in valuing its own assets and determining its own liabilities for purposes of the Reorganization.

Such valuation and determination shall be made by MuniYield Pennsylvania in cooperation with the Acquired Funds and shall be confirmed in writing by MuniYield Pennsylvania to the Acquired Funds. The net asset value per share of the MuniYield Pennsylvania Common Shares and the liquidation preference and value per share of the MuniYield Pennsylvania Series B AMPS shall be determined in accordance with such procedures and MuniYield Pennsylvania shall certify the computations involved. For purposes of determining the net asset value of Common Shares of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of that Fund is divided by the total number of shares of Common Shares of that Fund outstanding at such time.

  MuniYield Pennsylvania shall issue to MuniVest Pennsylvania separate certificates or share deposit receipts for the MuniYield Pennsylvania Common Shares and the MuniYield Pennsylvania Series B AMPS, each registered in the name of MuniVest Pennsylvania. MuniVest Pennsylvania then shall distribute the MuniYield Pennsylvania Common Shares and the MuniYield Pennsylvania Series B AMPS to the holders of MuniVest Pennsylvania Common Shares and MuniVest Pennsylvania AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the MuniYield Pennsylvania Common Shares to The Bank of New York as the transfer agent and registrar for the MuniYield Pennsylvania Common Shares for distribution to the holders of MuniVest Pennsylvania Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Shares of MuniVest Pennsylvania and (ii) the MuniYield Pennsylvania Series B AMPS to The Bank of New York, as the transfer agent and registrar for the MuniYield Pennsylvania Series B AMPS for distribution to the holders of MuniVest Pennsylvania AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of MuniVest Pennsylvania. With respect to any MuniVest Pennsylvania shareholder holding certificates evidencing ownership of either MuniVest Pennsylvania Common Shares or MuniVest Pennsylvania AMPS as of the Exchange Date, and subject to MuniYield Pennsylvania being informed thereof in writing by MuniVest Pennsylvania, MuniYield Pennsylvania will not permit such shareholder to receive new certificates evidencing ownership of the MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, exchange MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS credited to such shareholder's account for shares of other investment companies managed by Merrill Lynch Asset Management, L.P. ("MLAM") or any of its affiliates, or pledge or redeem such MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, in any case, until notified by MuniVest Pennsylvania or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of MuniVest Pennsylvania Common Shares or MuniVest Pennsylvania AMPS or, in the event of lost certificates, posted adequate bond. MuniVest Pennsylvania, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of MuniVest Pennsylvania Common Shares or MuniVest Pennsylvania AMPS, as the case may be, or post adequate bond therefor.

  MuniYield Pennsylvania shall issue to MuniHoldings Pennsylvania separate certificates or share deposit receipts for the MuniYield Pennsylvania Common Shares and the MuniYield Pennsylvania Series B AMPS, each registered in the name of MuniHoldings Pennsylvania. MuniHoldings Pennsylvania then shall distribute the MuniYield Pennsylvania Common Shares and the MuniYield Pennsylvania Series B AMPS to the holders of MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the MuniYield Pennsylvania Common Shares to The Bank of New York as the transfer agent and registrar for the MuniYield Pennsylvania Common Shares for distribution to the holders of MuniHoldings Pennsylvania Common Shares on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Shares of MuniHoldings Pennsylvania and (ii) the MuniYield Pennsylvania Series B AMPS to The Bank of New York, as the transfer agent and registrar for the MuniYield Pennsylvania Series B AMPS for distribution to the holders of MuniHoldings Pennsylvania AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of MuniHoldings Pennsylvania. With respect to any MuniHoldings Pennsylvania shareholder holding certificates evidencing ownership of either MuniHoldings Pennsylvania Common Shares or MuniHoldings Pennsylvania AMPS as of the Exchange Date, and subject to MuniYield Pennsylvania being informed thereof in writing by MuniHoldings Pennsylvania, MuniYield Pennsylvania will not permit such shareholder to receive new certificates evidencing ownership of MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, exchange MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS credited to such shareholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, in any case, until notified by MuniHoldings Pennsylvania or its agent that such shareholder has surrendered his or her outstanding certificates evidencing ownership of MuniHoldings Pennsylvania Common Shares or MuniHoldings Pennsylvania AMPS or, in the event of lost certificates, posted adequate bond. MuniHoldings Pennsylvania, at its own expense, will request its shareholders to surrender their outstanding certificates evidencing ownership of MuniHoldings Pennsylvania Common Shares or MuniHoldings Pennsylvania AMPS, as the case may be, or post adequate bond therefor.

  Dividends payable to holders of record of shares of MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, as the case may be, as of any date after the Exchange Date and prior to the exchange of certificates by any shareholder of an Acquired Fund shall be payable to such shareholder without interest; however, such dividends shall not be paid unless and until such shareholder surrenders the certificates representing Common Shares or AMPS of the Acquired Funds, as the case may be, for exchange.

  No fractional shares of MuniYield Pennsylvania Common Shares will be issued to holders of MuniVest Pennsylvania Common Shares or MuniHoldings Pennsylvania Common Shares. In lieu thereof, MuniYield Pennsylvania's transfer agent, The Bank of New York, will aggregate all fractional shares of MuniYield Pennsylvania Common Shares and sell the resulting full shares on the New York Shares Exchange at the current market price for shares of MuniYield Pennsylvania Common Shares for the account of all holders of fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing MuniVest Pennsylvania Common Shares or MuniHoldings Pennsylvania Common Shares.

6.Payment of Expenses.

  (a) With respect to expenses incurred in connection with the Reorganization,
(i) each Fund shall pay all expenses incurred that are attributable solely to such Fund and the conduct of its business, and (ii) MuniYield Pennsylvania shall pay, subsequent to the Exchange Date and pro rata according to each Fund's net assets at the Valuation Time, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include the cost of preparing and filing a ruling request with the Internal Revenue Service, legal and accounting fees, printing costs, filing fees, shares exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

  (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

7. Covenants of the Funds.

  (a) MuniYield Pennsylvania and MuniVest Pennsylvania agree to call a special meeting of the shareholders of each fund and MuniHoldings Pennsylvania agrees to call an annual meeting of its shareholders as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.

  (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Exchange Date.

  (c) Each Acquired Fund agrees that following the consummation of the Reorganization, it will terminate in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law, it will not make any distributions of MuniYield Pennsylvania Common Shares or MuniYield Pennsylvania Series B AMPS, as applicable other than to its respective shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by MuniYield Pennsylvania, if any, and on and after the Exchange Date it shall not conduct any business except in connection with its termination.

  (d) Each Acquired Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that such Acquired Fund has ceased to be a registered investment company.

  (e) MuniYield Pennsylvania will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the others, and each will furnish to the others the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities laws.

  (f) MuniYield Pennsylvania has no plan or intention to sell or otherwise dispose of the Acquired Fund Investments, except for dispositions made in the ordinary course of business.

  (g) Each of the Funds agrees that by the Exchange Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. MuniYield Pennsylvania agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Funds for each of such Fund's taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, each of the Acquired Funds shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Funds (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by each such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

  (h) The Funds each agree to mail to its respective shareholders of record entitled to vote at each special or annual meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

  (i) Following the consummation of the Reorganization, MuniYield Pennsylvania will stay in existence and continue its business as a non-diversified, closed-end management investment company registered under the 1940 Act.

8.Exchange Date.

  (a) Delivery of the assets of the Acquired Funds to be transferred, together with any other Acquired Fund Investments, and the shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued as provided in this Agreement, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Exchange Date, the applicable Acquired Fund shall cause such Acquired Fund Investments to be transferred to MuniYield Pennsylvania's account with The Bank of New York at the earliest practicable date thereafter.

  (b) Each of the Acquired Funds will deliver to MuniYield Pennsylvania on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of their respective Acquired Fund Investments delivered to MuniYield Pennsylvania hereunder, certified by Deloitte & Touche LLP.

  (c) As soon as practicable after the close of business on the Exchange Date, each of the Acquired Funds shall deliver to MuniYield Pennsylvania a list of the names and addresses of all of the shareholders of record of such Acquired Fund on the Exchange Date and the number of Common Shares and AMPS of such Acquired Fund owned by each such shareholder, certified to the best of their knowledge and belief by the applicable transfer agent for such Acquired Fund or by its President.

9.Conditions of the Acquired Funds.

  The obligations of each Acquired Fund hereunder shall be subject to the following conditions:

    (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of two-thirds of the members of the Board of Trustees of each of the Funds and by the affirmative vote of (i) the holders of (a) a majority of the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania AMPS, voting together as a single class, and (b) a majority of the MuniYield Pennsylvania AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (ii) the holders of (a) a majority of the MuniVest Pennsylvania Common Shares and MuniVest Pennsylvania AMPS, voting together as a single class, and (b) a majority of the MuniVest Pennsylvania AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iii) the holders of (a) a majority of the MuniHoldings Pennsylvania Common Shares and MuniHoldings Pennsylvania AMPS, voting together as a single class, and (b) a majority of the MuniHoldings Pennsylvania AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; and further that each Fund shall have delivered to each other Fund a copy of the resolution approving this Agreement adopted by such Fund's Board of Trustees, and (iv) a certificate setting forth the vote of such Fund's shareholders obtained at its special or annual meeting, each certified by the Secretary of the appropriate Fund.

    (b) That each Acquired Fund shall have received from MuniYield Pennsylvania and from each other Acquired Fund a statement of assets, liabilities and capital, with values determined as provided in Section 5 of this Agreement, together with a schedule of such fund's investments, all as of the Valuation Time, certified on the Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

    (c) That MuniYield Pennsylvania shall have furnished to the Acquired Funds a certificate signed by MuniYield Pennsylvania's President (or any Vice President) and its Treasurer, dated as of the Exchange

  Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of MuniYield Pennsylvania made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that MuniYield Pennsylvania has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

    (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    (e) That the Acquired Funds shall have received an opinion or opinions of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) to the best of such counsel's knowledge, no consent, approval, authorization or order of any United States federal court, or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and such as may be required under state securities laws; (ii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (iii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (iv) the information in the Joint Proxy Statement and Prospectus under "Comparison of the Funds--Tax Rules Applicable to the Funds and their Shareholders" and "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization," (other than information related to Massachusetts law or legal conclusions involving matters of Massachusetts law as to which we express no opinion) to the extent that it constitutes matters of law, summaries of legal matters or legal conclusions, has been reviewed by such counsel and is correct in all material respects as of the date of the Joint Proxy Statement and Prospectus; (v) the execution and delivery of the Agreement by the Funds does not, and the consummation of the Reorganization will not, violate any material provisions of any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (vi) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (vii) no Fund, to the knowledge of such counsel, is required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on such Fund or its respective shareholders;
  (viii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against any of the Funds, the unfavorable outcome of which would materially and adversely affect such Fund; (ix) all actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of such Fund; and
  (x) such opinion is solely for the benefit of the Funds and their Trustees and officers. Such opinion also shall state that (a) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (b) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to any Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Brown & Wood LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund and the opinion of Bingham Dana LLP as to matters of Massachusetts law.

    (f) That the Acquired Funds shall have received an opinion or opinions of Bingham Dana LLP, as Massachusetts counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) each of the Funds is a trust with transferable shares duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth or Massachusetts; (ii) the MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by MuniYield Pennsylvania, and no shareholder of MuniYield Pennsylvania has any preemptive right to subscription or purchase in respect thereof (pursuant to the Declaration of Trust or the by-laws of the Funds or Massachusetts law, or to the best of such counsel's knowledge, otherwise);
  (iii) this Agreement has been duly authorized, executed and delivered by each of the Funds, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Massachusetts law or the Declaration of Trust, the by-laws or any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (v) each of the Acquired Funds has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, each of the Acquired Funds will have duly transferred such assets and liabilities in accordance with this Agreement; (vi) to the best of such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of any Massachusetts state court or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained from the Board of Trustees and shareholders of the Funds and such as may be required under Massachusetts state securities law; (vii) all actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary actions on the part of such Fund; and (viii) such opinion is solely for the benefit of the Funds and their Trustees and officers. In giving the opinion set forth above, Bingham Dana LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund.

    (g) That each Acquired Fund shall have received either (a) a private letter ruling from the Internal Revenue Service or (b) an opinion of Brown & Wood LLP, to the effect that for Federal income tax purposes (i) the transfer by such Acquired Fund of substantially all of its assets to MuniYield Pennsylvania in exchange solely for shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the respective Funds will each be deemed to be a "party" to a reorganization within the meaning of
  Section 368(b); (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to an Acquired Fund as a result of the asset transfer solely in exchange for shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS, as the case may be, or on the distribution of the MuniYield Pennsylvania shares to shareholders of the respective Acquired Fund under Section 361(c)(1); (iii) under Section 1032 of the Code, no gain or loss will be recognized to MuniYield Pennsylvania on the receipt of assets of an Acquired Fund in exchange for its shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of an Acquired Fund on the receipt of Corresponding Shares of MuniYield Pennsylvania in exchange for their shares of the Acquired Fund (except to the extent that common shareholders receive cash representing an interest in fractional shares of MuniYield Pennsylvania Common Shares in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of and Acquired Fund's assets in the hands of MuniYield Pennsylvania will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with
  Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of MuniYield Pennsylvania received by the shareholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of MuniYield Pennsylvania will be determined by including the period for which such shareholder held the Acquired Fund shares exchanged therefor, provided that such shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, MuniYield Pennsylvania's holding period with respect to an Acquired Fund's assets transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common shareholders of an Acquired Fund in lieu of fractional shares of MuniYield Pennsylvania Common Shares will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such shareholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the shareholder's basis allocable to the MuniYield Pennsylvania fractional shares; and (x) the taxable year of each Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, MuniYield Pennsylvania will succeed to and take into account certain tax attributes of each Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

    (h) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

    (i) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of MuniYield Pennsylvania, be contemplated by the Commission.

    (j) That Acquired Funds shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to them, to the effect that (i) they are independent public accountants with respect to MuniYield Pennsylvania within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of MuniYield Pennsylvania included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; and (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of MuniYield Pennsylvania included in the N-14 Registration Statement, and inquiries of certain officials of MuniYield Pennsylvania responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to MuniYield Pennsylvania appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of MuniYield Pennsylvania or from schedules prepared by officials of MuniYield Pennsylvania having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of MuniYield Pennsylvania or would prohibit the Reorganization.

    (l) That the Acquired Funds shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as their counsel, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

10.MuniYield Pennsylvania Conditions.

  The obligations of MuniYield Pennsylvania hereunder shall be subject to the following conditions:

    (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees and the shareholders of each of the Funds as set forth in Section 10(a); and that each of the Acquired Funds shall have delivered to MuniYield Pennsylvania a copy of the resolution approving this Agreement adopted by such Acquired Fund's Board of Trustees, and a certificate setting forth the vote of the shareholders of such Acquired Fund obtained, each certified by its Secretary.

    (b) That each Acquired Fund shall have furnished to MuniYield Pennsylvania a statement of its assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquired Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

    (c) That each Acquired Fund shall have furnished to MuniYield Pennsylvania a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

    (d) That each Acquired Fund shall have delivered to MuniYield Pennsylvania a letter from Deloitte & Touche LLP, dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Acquired Fund for the period ended October 31, 1999 (for MuniVest Pennsylvania) and September 30, 1999 (for MuniHoldings Pennsylvania) (which returns originally were prepared and filed by the Acquired Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the Acquired Fund for the period covered thereby; and that for the period from November 1, 1999 (for MuniVest Pennsylvania) and October 1, 1999 (for MuniHoldings Pennsylvania), to and including the Exchange Date and for any taxable year of the Acquired Fund ending upon the liquidation of that Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from November 1, 1999 (for MuniVest Pennsylvania) and October 1, 1999 (for MuniHoldings Pennsylvania), to and including the Exchange Date and for any taxable year of that Acquired Fund, ending upon the liquidation of such fund or that such fund would not qualify as a regulated investment company for Federal income tax purposes for the tax years in question.

    (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    (f) That MuniYield Pennsylvania shall have received an opinion of Brown & Wood LLP , as counsel to the Funds, in form and substance satisfactory to MuniYield Pennsylvania and dated the Exchange Date, with respect to the matters specified in Section 10(e) of this Agreement and such other matters as MuniYield Pennsylvania reasonably may deem necessary or desirable.

    (g) That MuniYield Pennsylvania shall have received an opinion of Bingham Dana LLP, as Massachusetts counsel to the Funds, in form and substance satisfactory to MuniYield Pennsylvania and dated the Exchange Date, with respect to the matters specified in Section 10(f) of this Agreement and such other matters as MuniYield Pennsylvania reasonably may deem necessary or desirable.

    (h) That MuniYield Pennsylvania shall have received a private letter ruling from the Internal Revenue Service or an opinion of Brown & Wood LLP with respect to the matters specified in Section 10(f) of this Agreement.

    (i) That MuniYield Pennsylvania shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to MuniYield Pennsylvania, to the effect that (i) they are independent public accountants with respect to each of the Acquired Funds within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of each Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to each Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Acquired Fund or from schedules prepared by officials of the Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (j) That the Acquired Fund Investments to be transferred to MuniYield Pennsylvania shall not include any assets or liabilities which MuniYield Pennsylvania, by reason of limitations in the Declaration of Trust or otherwise, may not properly acquire or assume.

    (k) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the Commission.

    (l) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of any Acquired Fund or would prohibit the Reorganization.

    (m) That MuniYield Pennsylvania shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as counsel to MuniYield Pennsylvania, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

    (n) That all proceedings taken by each Acquired Fund and its respective counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to MuniYield Pennsylvania.

    (o) That prior to the Exchange Date, each of the Acquired Funds shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard, the last dividend period for the MuniVest Pennsylvania AMPS and the MuniHoldings Pennsylvania AMPS may be shorter than the dividend period for such AMPS determined as set forth in the applicable Certificate of Designation.

11.Termination, Postponement and Waivers.

  (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Boards of Trustees of the Funds, (ii) by the Board of Trustees of any Acquired Fund if any condition of such Acquired Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Trustees of MuniYield Pennsylvania if any condition of MuniYield Pennsylvania's obligations set forth in Section 10 of this Agreement have not been fulfilled or waived by such Board.

  (b) If the transactions contemplated by this Agreement have not been consummated by August 31, 2000, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Trustees of the Funds.

  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their Trustees, trustees, officers, agents or shareholders in respect of this Agreement.

  (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective fund, on behalf of which such action is taken. In addition, the Boards of Trustees of the Funds have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

  (e) The respective representations and warranties contained in Sections 1, 2 and 3 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and no Fund nor any of its officers, Trustees, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, Trustee, trustee, agent or shareholder of any Fund against any liability to the entity for which that officer, Trustee, trustee, agent or shareholder so acts or to its shareholders, to which that officer, Trustee, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Boards of Trustees of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of shares of MuniYield Pennsylvania Common Shares and MuniYield Pennsylvania Series B AMPS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

12.Indemnification.

  (a) Each Acquired Fund hereby severally agrees to indemnify and hold MuniYield Pennsylvania harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which MuniYield Pennsylvania may incur or sustain by reason of the fact that (i) MuniYield Pennsylvania shall be required to pay any corporate obligation of such Acquired Fund, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against such Acquired Fund which were omitted or not fairly reflected in the financial statements to be delivered to MuniYield Pennsylvania in connection with the Reorganization;
(ii) any representations or warranties made by such Acquired Fund in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of such Acquired Fund has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein attributable to such Fund not misleading or (b) the Joint Proxy Statement and Prospectus delivered to the shareholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein attributable to such Fund, in the light of the circumstances under which they were made, not misleading, except with respect to (iv)(a) and (b) herein insofar as such claim is based on written information furnished to the Acquired Funds by MuniYield Pennsylvania.

  (b) MuniYield Pennsylvania hereby agrees to indemnify and hold each Acquired Fund harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which such Acquired Fund may incur or sustain by reason of the fact that (i) any representations or warranties made by MuniYield Pennsylvania in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of MuniYield Pennsylvania has been breached in any material respect, or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Joint Proxy Statement and Prospectus delivered to shareholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except with respect to (iii)(a) and (b) herein insofar as such claim is based on written information furnished to MuniYield Pennsylvania by the Acquired Fund seeking indemnification.

  (c) In the event that any claim is made against MuniYield Pennsylvania in respect of which indemnity may be sought by MuniYield Pennsylvania from an Acquired Fund under Section 12(a) of this Agreement, or in the event that any claim is made against an Acquired Fund in respect of which indemnity may be sought by an Acquired Fund from MuniYield Pennsylvania under Section 12(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between MuniYield Pennsylvania and the Acquired Fund seeking indemnification that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

13.Other Matters.

  (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), MuniYield Pennsylvania will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

  THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MUNIYIELD PENNSYLVANIA FUND (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to MuniYield Pennsylvania's transfer agent with respect to such shares. Each Acquired Fund will provide MuniYield Pennsylvania on the Exchange Date with the name of any shareholder of an Acquired Fund who is to the knowledge of such Acquired Fund an affiliate of that Acquired Fund on such date.

  (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to any Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

  (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

  (e) It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Funds as provided in such Fund's Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of each Fund and signed by authorized officers of each Fund, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose liability on any of them personally, but shall bind only the trust property of each Fund, as provided in such Fund's Declaration of Trust.

  This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

Attest:                                   MuniYield Pennsylvania Fund


/s/ Alice A. Pellegrino                   By     /s/ Donald C. Burke
-------------------------------------       -----------------------------------
Alice A. Pellegrino, Secretary              Donald C. Burke, Vice President
                                            and Treasurer

Attest:                                   MuniVest Pennsylvania Insured Fund


/s/ Alice A. Pellegrino                   By     /s/ Donald C. Burke
-------------------------------------       -----------------------------------
Alice A. Pellegrino, Secretary              Donald C. Burke, Vice President
                                            and Treasurer

Attest:                                   MuniHoldings Pennsylvania Insured
                                           Fund


/s/ Alice A. Pellegrino                   By     /s/ Donald C. Burke
-------------------------------------       ----------------------------------
Alice A. Pellegrino, Secretary              Donald C. Burke, Vice President
                                            and Treasurer

                                                                    EXHIBIT III

                 ECONOMIC AND OTHER CONDITIONS IN PENNSYLVANIA

  The following information is a brief summary of factors affecting the economy of the Commonwealth of Pennsylvania and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon one or more of the most recent publicly available offering statements relating to debt offerings of Pennsylvania issuers. The Funds have not independently verified the information.

  Many factors affect the financial condition of the Commonwealth of Pennsylvania (also referred to herein as the "Commonwealth") and its political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. Pennsylvania and certain of its counties, cities and school districts and public bodies (most notably the City of Philadelphia, sometimes referred to herein as the "City") have from time to time in the past encountered financial difficulties which have adversely affected their respective credit standings. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund.

  The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

  The five-year period ending with fiscal year 1998 was a time of economic growth with modest growth rates at the beginning of the period and faster increases during the most recent years. Throughout the period, inflation has remained relatively low, helping to restrain expenditure growth. Favorable economic conditions have helped total revenues and other sources rise at an annual average of 4.2% rate during the five-year period. The annual growth rate for taxes of 4.3% almost matched the total revenue rate. Expenditures and other uses during the fiscal 1994 through fiscal 1998 period rose at a 3.8% average rate, led by a 10.2% average increase for protection of person and property costs.

  On a generally accepted accountable principles ("GAAP") basis, revenues and other sources from fiscal 1994 through fiscal 1998 increased by an average 5% annually. Expenditures and other uses during this period rose at an average annual rate of 5%.

  The fund balance at June 30, 1998 (determined on a "Generally Accepted Accounting Principles" basis) totaled $1,958.9 million, a $594 million increase over the $1,364.9 million balance at June 30, 1997.

  The unappropriated balance of Commonwealth revenues increased during the 1997 fiscal year by $432.9 million to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations were $188.7 million representing the normal 15% of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

  Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 million (3.4%) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1% over tax revenues in fiscal 1996. This rate of increase is not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1997. Non-tax revenues were $19.8 million (5.8%) over estimate mostly due to higher than anticipated interest earnings.


                                     III-1

  Expenditures from Commonwealth revenues (excluding pooled financing expenditures) during fiscal 1997 totaled $16,347.7 million. Total expenditures represent an increase over fiscal 1996 expenditures of 1.7%. Lapses of appropriation authority during the fiscal year totaled $200.6 million compared to an estimate of $100 million. The higher amount of appropriation lapses was used to support $79.8 million in fiscal 1997 supplemental appropriations over those proposed in February 1997. Supplemental appropriations for fiscal 1997 totaled $169.3 million.

  For GAAP purposes, assets increased $563.4 million and liabilities declined $166.3 million to produce a $729.7 million increase in the fund balance at June 30, 1997. Total revenues and other sources rose 3.5% for fiscal 1997. An increase of 5.5% in tax revenue aided by an improving state economy was partially offset by a $175.2 million decline in intergovernmental revenues. Expenditures and other uses increased by 1% for the fiscal year.

  Operations during the 1998 fiscal year increased the unappropriated balance of Commonwealth revenues during that period by $86.4 million to $488.7 million at June 30, 1998 (prior to reserves for transfer to the Tax Stabilization Reserve Fund). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and by slightly lower expenditures than budgeted were responsible for the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1998 operations total $223.3 million consisting of $73.3 million representing the required transfer of fifteen percent of the ending unappropriated surplus balance, plus an additional $150 million authorized by the General Assembly when it enacted the fiscal 1999 budget. With these transfers, the balance in the Tax Stabilization Reserve Fund exceeds $668 million and represent 3.7% of fiscal 1998 revenues.

  Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $18,123.2 million, $676.1 million (3.9%) above the estimate made at the time the budget was enacted. Tax revenue received in fiscal 1998 grew 4.8% over tax revenues received during fiscal 1997. This rate of increase includes the effect of legislated tax reductions that affected receipts during both fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1998. Receipts from the personal income tax produced the largest single component of higher revenues during fiscal 1998.

  Expenditures from all fiscal 1998 appropriations of Commonwealth revenues totaled $17,229.8 million (excluding pooled financing expenditures and net of current year lapses). This amount represents an increase of 4.5% over fiscal 1997 appropriation expenditures. Lapses of appropriation authority during the fiscal year totaled $161.8 million including $58.8 million from fiscal 1998 appropriations. These appropriation lapses were used to fund $120.5 million of supplemental fiscal 1998 appropriations.

  Reserves established during fiscal 1998 for tax refunds totaled $910 million. This amount is a $370 million increase over tax refund reserves for fiscal 1997 representing an increase of 68.5%. The fiscal 1998 amount includes a one-time addition intended to fund all fiscal 1998 tax refund liabilities, including that portion to be paid during fiscal 1999. In prior fiscal years, tax refunds generally were budgeted for the year in which the disbursement was anticipated to occur. This change in the recognition of tax refund liabilities on a budgetary basis helped eliminate the negative difference between the budgetary basis unappropriated balance and the GAAP basis unreserved-undesignated balance for the 1998 fiscal year.

  For GAAP purposes, assets increased $705.1 million and liabilities rose by $111.1 million during the fiscal year. These changes contributed to a $310.3 million dollar rise in the undesignated-unreserved balance for June 30, 1998 to $497.6 million, the highest level achieved since audited GAAP reporting was instituted in 1984. Fiscal 1998 total revenues and other sources rose 4.3%. Expenditures and other uses during fiscal 1998 rose by 4.5%.

  The 1999 fiscal year ended with an unappropriated surplus (prior to the transfer to the Tax Stabilization Reserve Fund) of $702.9 million, an increase of $214.2 million from June 30, 1998. Transfers to the Tax Stabilization Reserve Fund total $255.4 million for fiscal year 1999 consisting of $105.4 million representing the

                                     III-2
statutory 15% of the fiscal year-end unappropriated surplus and an additional $150 million from the unappropriated surplus authorized by the General Assembly. The $447.5 million balance of the unappropriated surplus was carried over to fiscal year 2000. The higher unappropriated surplus was generated by tax revenues that were $712.0 million (3.9%) above estimate and $61.0 million of non-tax revenue (18.4%) above estimate. Higher than anticipated appropriation lapses also contributed to the higher surplus. A portion of the higher revenues and appropriation lapses were used for supplemental fiscal 1999 appropriations totaling $357.8 million. These supplemental appropriations represent expected one-time obligations. Including the supplemental appropriations and net of appropriation lapses, expenditures for fiscal 1999 totaled $18,144.9 million, a 5.9% increase over expenditures during fiscal 1998.

  Appropriations enacted for fiscal 1999 when the budget was originally adopted were 4.1% ($713.2 million) above the appropriations enacted for fiscal 1998 (including supplemental appropriations).

  Reserves for tax refunds for fiscal 1999 were raised during the fiscal year to $644.0 million, a $39.2 million increase over the budget as enacted. Reserves for tax refunds for fiscal 1999 are $266.0 million below the reserve established for fiscal 1998. The fiscal 1998 amount includes a one-time addition intended to fund all fiscal 1998 tax refund liabilities, including that portion to be paid during fiscal 1999.

  The General Fund budget for the 2000 fiscal year was approved by the General Assembly in May 1999. The adopted budget includes estimated spending of $19,061.5 million and estimated revenues (net of estimated tax refunds and enacted tax changes) of $18,699.9 million. Funds to cover the $361.6 million difference between estimated revenues and projected spending will be obtained from a draw down of the projected fiscal 1999 year-end balance. The level of proposed spending represents an increase of 3.8% over revised spending authorized for fiscal 1999 of $18,367.5 million. Enacted tax changes effective for fiscal 2000 total a net reduction of $380.2 million for the General Fund.

  The estimate of Commonwealth revenues for fiscal year 1999 is based on an economic forecast for real gross domestic product to grow at a 1.4% rate from the second quarter of 1999 to the second quarter of 2000. Growth of real gross domestic product is expected to be restrained by a slowing of the rate of consumer spending to a level consistent with personal income gains and by smaller gains in business investment in response to falling capacity utilization and profits. Slowing economic growth is expected to cause the unemployment rate to rise through the fiscal year but inflation is expected to remain moderate. Trends for the Pennsylvania economy are expected to maintain their close association with national economic trends. Personal income growth is anticipated to remain slightly below that of the U.S. while the Pennsylvania unemployment rate is anticipated to be very close to the national rate.

  Commonwealth revenues (excluding the estimated cost of the enacted tax reductions) are projected to increase by 2.8% over revised fiscal 1999 receipts. Appropriations from Commonwealth funds are budgeted to increase by 3.8% over revised fiscal 1999 appropriations.

  According to a Pennsylvania Department of Revenue News Release, dated September 30, 1999, the state collected $1.8 billion in General Fund revenues in September, 1999, $55.2 million (3.2%) more than anticipated. Fiscal years-to-date General Fund collections total $4.3 billion, which is $76 million (2.1%) more than anticipated.

  Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions.

                                     III-3

  Nonagricultural employment in Pennsylvania over the ten year period that ended in 1998 increased at an annual rate of 0.75%. This compares to a 0.29% rate for the Middle Atlantic region and a 1.72% rate for the United States as a whole during the period 1989 through 1998. For the five years ended with 1998, employment in the Commonwealth has increased 7.0%. The growth in employment during this period is higher than the 2.7% growth in the Middle Atlantic region. The unemployment rate in Pennsylvania for August, 1999 stood at a seasonably adjusted rate of 4.5%. The seasonably adjusted national unemployment rate for August, 1999 was 4.2%.

  The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate-approved debt,
(iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years and
(iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

  Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 1999, the Commonwealth had $4,924.5 million of general obligation debt outstanding.

  Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency (the "PHFA"), a state-created agency which provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

  The Commonwealth, through several of its departments and agencies, leases real property and equipment. Some of those leases and their respective lease payments are, with the Commonwealth's approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments payable by Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

  Certain Commonwealth-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations. The Commonwealth also maintains pension plans covering all state employees, public school employees and employees of certain state-related organizations.

  The Pennsylvania Intergovernmental Cooperation Authority (the "PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on June 15, 1999.

  No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,014.1 million in Special Revenue bonds outstanding as of June 30, 1999.

                                     III-4

  There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open.

  The following are among the cases with respect to which the Office of Attorney General and the Office of General Counsel have determined that an adverse decision may have a material effect on government operations of the
Commonwealth:

 Dom Giordano v. Tom Ridge, Governor, et al.

  In February 1999, Dom Giordano, filed a petition for review requesting the Commonwealth Court declare that Chapter 5 (relating to sports facilities financing) of the Capital Facilities Debt Enabling Act ("the Act") violates the Pennsylvania Constitution. The Commonwealth Court dismissed the petitioner's action with prejudice. The petitioner has appealed the Commonwealth Court's ruling to the Supreme Court.

 County of Allegheny v. Commonwealth of Pennsylvania

  In December 1987, the Supreme Court of Pennsylvania held in County of Allegheny v. Commonwealth of Pennsylvania, that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done.

  The Court appointed a special master to devise and submit a plan for implementation. The Interim Report of the Master recommended a four phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. On April 22, 1998, the General Assembly enacted the General Appropriation Act of 1998, including an appropriation to the Supreme Court of approximately $12 million for funding county court administrators. This appropriation was designed to enable the Commonwealth to implement Phase I. Release of the funding was delayed until substantive legislation could be enacted to facilitate the employees' transfer to State employment. A similar appropriation was made by the General Appropriation Act of 1999. Thereafter, on June 22, 1999, the Governor approved Act 1999-12 under which approximately 165 county-level court administrators are to become employees of the Commonwealth. Act 12 also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999.

 Bank Shares Tax Litigation

  In November 1989, Fidelity Bank, N.A. ("Fidelity") filed a declaratory judgment action in the Commonwealth Court of Pennsylvania in which Fidelity raised various challenges to the constitutional validity of the Amended Bank Shares Act (Act No. 1989-21) and related legislation. In 1995 Fidelity and the Commonwealth agreed to a settlement of the issues raised by Fidelity. Under a separate Settlement Agreement the Commonwealth settled with the intervening banks, referred to as "New Banks," in connection with issues concerning the New Bank Tax Credit Law which were raised in an appeal to the Pennsylvania Supreme Court.

  Other banks have also filed petitions that are currently pending with the Commonwealth Court. One of these banks, Royal Bank of Pennsylvania, filed a Stipulation of Facts with the Court and in effect proceeded forward on behalf of all the other banks. These appeals raise the issues that were advanced by Fidelity, although not brought to final resolution by the Pennsylvania Supreme Court. In January 1998, a panel of the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional violation. Royal Bank filed exceptions. On July 30, 1998, the Commonwealth Court, en banc, denied those exceptions. On May 25, 1999, the Pennsylvania Supreme Court affirmed per curium the Commonwealth Court's decision and order. No petition for certiorari was filed. Therefore, the Royal Bank litigation has ended. However, the vast majority of the remaining banks have exceptions pending before the Commonwealth Court or appeals pending before the Pennsylvania Supreme Court.

                                     III-5

 Pennsylvania Association of Rural and Small Schools (PARSS) v. Ridge

  In 1991, an association of rural and small schools and several parties filed a lawsuit against the Governor and Secretary of Education, challenging the constitutionality of the Commonwealth system for funding local school districts. The litigation consists of two parallel cases, one in the Commonwealth Court of Pennsylvania and one in the United States District Court for the Middle District of Pennsylvania. The federal court case has been indefinitely stayed pending resolution of the state court case.

  Commonwealth Court held that Pennsylvania's system for funding public schools is constitutional under both the education clause and the equal protection clause of the Pennsylvania Constitution. On October 1, 1999, the Pennsylvania Supreme Court affirmed the Commonwealth Court decision. The parallel federal action remains pending.

 Pennsylvania Human Relations Commission v. School District of Philadelphia, et al. v. Commonwealth of Pennsylvania, et al.

  In November 1995, the Commonwealth of Pennsylvania and the Governor of Pennsylvania, along with the City of Philadelphia and the Mayor of Philadelphia, were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The enforcement action was pursued to remedy unintentional conditions of segregation in the public schools of Philadelphia. The Commonwealth and the City were joined in the "remedial phase" of the proceeding "to determine their liability, if any, to pay additional costs necessary to remedy the unlawful conditions found to exist in the Philadelphia public schools."

  In February 1996, the School District of Philadelphia filed a third-party complaint against the Commonwealth of Pennsylvania asking Commonwealth Court to require the Commonwealth to supply such funding as is necessary for full compliance with the remedial orders of the Commonwealth Court. In addition, a group of interveners filed a third-party complaint against the Commonwealth of Pennsylvania and the City of Philadelphia requesting Commonwealth Court to require the Commonwealth and the City to supply such additional funding as is necessary for the District to comply with the orders.

  On April 30, 1996, Commonwealth Court Judge Doris A. Smith overruled the Commonwealth's and City's preliminary objections seeking dismissal of the claims against them. The Commonwealth and the City thereafter filed answers to the complaints, asserting numerous defenses. The Commonwealth also asserted a cross-claim against the City of Philadelphia claiming that if any party is liable, sole liability rests with the City; in the alternative, the Commonwealth argued that if it is held to be liable, it has a right of indemnity of contribution against the City.

  The Supreme Court of Pennsylvania assumed extraordinary plenary jurisdiction. In May 1999, the Supreme Court of Pennsylvania directed that the Commonwealth, the Governor, the City of Philadelphia and the Mayor of Philadelphia be dismissed from the case. The Court then remanded the original matter--an enforcement action by the Pennsylvania Human Relations Commission against the School District of Philadelphia to eliminate racial de facto segregation in the public system--to Commonwealth Court for further proceedings. No appeal has been filed or is expected. Thus, the Commonwealth and the Governor are no longer parties to this case.


 Ridge v. State Employees' Retirement Board

  In 1993 and in 1995, Joseph H. Ridge, a former judge of the Allegheny Court of Common Pleas, filed suit in the Commonwealth Court alleging that the use of gender distinct actuarial factors for benefits based upon his

                                     III-6
pre-August 1, 1983 service violates the equal protection and equal rights clauses of the Pennsylvania Constitution. The lawsuit requests that the petitioner's benefits be "topped up" to equal those that a similarly situated female would be receiving. Due to the constitutional nature of the claim, it is possible that a decision adverse to the Retirement Board would be applicable to other members of the State Employees' Retirement System and Public School Employees' Retirement System. The Commonwealth Court granted the Retirement Board's preliminary objection to Judge Ridge's claims for punitive damages, attorney's fees and compensatory damages (other than a recalculation of his pension benefits should he prevail). In 1996, the Commonwealth Court heard oral arguments en banc on Judge Ridge's motion for judgment on the pleadings. On February 13, 1997, the Commonwealth Court denied Judge Ridge's motion for judgment on the pleadings. The case is currently in discovery.

 Yesenia Marrerro, et al. v. Commonwealth, et al.

  In February 1997, five residents of the City of Philadelphia, on their own behalf, and on behalf of their school-age children, joined by the City of Philadelphia, the School District of Philadelphia, and two non-profit organizations, filed in the Commonwealth Court a civil action for declaratory judgment against the Commonwealth of Pennsylvania, the General Assembly of Pennsylvania, the presiding officers of the General Assembly, the Governor of Pennsylvania, the State Board of Education, the Department of Education, and the Secretary of Education, claiming, among other things, that the statutory education financing system is unconstitutional as applied to the School District of Philadelphia and the system of funding public education violates the constitutional mandate to provide a thorough and efficient system of education in the City of Philadelphia. The lawsuit also alleges that the scheme for financing public education precludes the Commonwealth from providing the constitutionally required "thorough and efficient system of public education" in the circumstances faced by the School District of Philadelphia, and that the defendants have failed to provide the School District of Philadelphia with resources and other assistance necessary to provide all of its students with the quality of education to which they are constitutionally entitled. In March 1998, Commonwealth Court dismissed the case on the grounds that the issues presented are not justiciable. On October 1, 1999 the Supreme Court of Pennsylvania affirmed the Commonwealth Court's order.

 Powell v. Ridge

  In March 1998, several residents of the City of Philadelphia on behalf of themselves and their school-aged children, along with the School District of Philadelphia, the Philadelphia Superintendent of Schools, the chairman of the Philadelphia Board of Education, the City of Philadelphia, the Mayor of Philadelphia, and several membership organizations interested in the Philadelphia public schools, brought suit in the United States District Court for the Eastern District of Pennsylvania against the Governor, the Secretary of Education, the chairman of the State Board of Education, and the State Treasurer. The plaintiffs claim that the Commonwealth's system for funding public schools has the effect of discriminating on the basis of race and violates Title VI of the Civil Rights Act of 1964. The plaintiffs asked the court to declare the funding system to be illegal, to enjoin the defendants from violating the regulation in the future and to award counsel fees and costs.

  The Philadelphia Federation of Teachers intervened on the side of the plaintiffs, while several leaders of the Pennsylvania General Assembly intervened on the side of the defendants. In addition, the U.S. Department of Justice intervened to defend against a claim made by the legislator intervenors that a statute waiving states' immunity under the Eleventh Amendment to the U.S. Constitution for Title VI claims is unconstitutional.

  The District Court found that the plaintiffs had failed to state a claim under the Title VI regulation at issue or under 42 U.S.C. (S)1983 and dismissed the action in its entirety with prejudice. The plaintiffs appealed. In August 1999, the U.S. Court of Appeals for the Third Circuit reversed the District Court's dismissal of the action and remanded the case for further proceedings including the filing of an answer. The defendants and legislator intervenors have filed petitions for writ of certiorari with the U.S. Supreme Court.


                                     III-7

 Rite Aid of Pennsylvania, Inc. v. Houstoun

  In March 1997, Rite Aid of Pennsylvania, Inc. (Rite Aid) filed in the U.S. District Court for the Eastern District of Pennsylvania a civil action against the Secretary of Public Welfare (Secretary). In its complaint, Rite Aid alleged that in promulgating regulations on October 1, 1995 governing payment rates for prescription drugs and related services provided to recipients of benefits under the Pennsylvania Medical Assistance Program (Medicaid), the Secretary violated various provisions of Title XIX of the Social Security Act (commonly known as the Medicaid Act) and regulations of the U.S. Department of Health and Human Services, as well as provisions of state law and federal constitutional due process.

  In August 1998, the District Court declared that the pharmacy reimbursement rates made effective after October 1, 1995, were adopted by the Secretary in violation of section 1396(a)(30)(A) of the Medicaid Act and enjoined the Secretary from using those rates to reimburse for any prescription drugs and related services provided to Medicaid recipients on and after October 1, 1998. The Court held that the Secretary acted arbitrarily and capriciously by failing to consider whether the revised rates were consistent with the statutory standards of efficiency, economy, and quality of care.

  The Secretary appealed the District Court's orders. On March 22, 1999, the U.S. Court of Appeals for the Third Circuit reversed the District Courts' order and remanded the case for further proceedings. The Court of Appeals held that the Secretary had not violated the Medicaid Act in adopting rates in 1995, but the Court remanded the case to allow the plaintiffs to pursue any claim which they might have that the rates substantially do not satisfy the statutory standard prescribed by 42 U.S.C. (S)1396(a)(30)(A).

  The case is pending in the District Court. No substantial proceedings have occurred since the remand. In addition, a case raising analogous state law issues is pending in Commonwealth Court.

  Pennsylvania general obligation bonds are currently rated AA by Standard & Poor's, AA by Fitch and Aa3 by Moody's. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues will not be adversely affected by changes in economic or political conditions.

                                     III-8

                                                                     EXHIBIT IV

                RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

Description of Moody's Investors Service, Inc.'s ("Moody's") Municipal Bond Ratings

  "Aaa"-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized and are most unlikely to impair the fundamentally strong position of such issues.

  "Aa"-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  "A"-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  "Baa"-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  "Ba"-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  "B"-Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  "Caa"-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  "Ca"-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  "C"-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: These bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, Al, Baa1, Ba1 and B1.

  Short-term Notes: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1 /VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2 denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades."

Description of Moody's Commercial Paper Ratings

  Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Debt Ratings

  A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

  The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

    I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    II. Nature of and provisions of the obligation;

    III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity of the obligor to meet its financial commitment on the obligation is extremely strong.

    AA-Debt rated "AA" differs from the highest-rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A-Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB-Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, C-Debt rated "BB," "B," "CCC," "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

    D-Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

    A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

    A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B-Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C-This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D-Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes that such payments will be made during such grace period.

    c-The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

    p-The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

    Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    r-The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

  A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

  --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

  Note rating symbols are as follows:

    SP-1-Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2-Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3-Speculative capacity to pay principal and interest.

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bond Ratings

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

  AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

  A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

  NR Indicates that Fitch does not rate the specific issue.

  Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

  Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

  Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

  FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within three to 12 months.

  Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch's Speculative Grade Bond Ratings

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

  BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C-Bonds are in imminent default in payment of interest or principal.

  DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

     F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+".

     F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-l" ratings.

     F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


     F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D Default. Issues assigned this rating are in actual or imminent payment default.

     LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                                                      EXHIBIT V

                              PORTFOLIO INSURANCE

  Set forth below is further information with respect to the insurance policies (the "Policies") that the Fund may obtain from several insurance companies with respect to insured Pennsylvania Municipal Bonds and Municipal Bonds held by the Fund. The Fund has no obligation to obtain any such Policies, and the terms of any Policies actually obtained may vary significantly from the terms discussed below.

  In determining eligibility for insurance, insurance companies will apply their own standards. These standards correspond generally to the standards such companies normally use in establishing the insurability of new issues of Pennsylvania Municipal Bonds and Municipal Bonds and are not necessarily the criteria that would be used in regard to the purchase of such bonds by the Fund. The Policies do not insure (i) municipal securities ineligible for insurance and (ii) municipal securities no longer owned by the Fund.

  The Policies do not guarantee the market value of the insured Pennsylvania Municipal Bonds and Municipal Bonds or the value of the shares of the Fund. In addition, if the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the insurance claims-paying ability of any such insurer deteriorates, the insurance company will not have any obligation to insure any issue held by the Fund that is adversely affected by either of the above described events. In addition to the payment of premium, the policies may require that the Fund notify the insurance company as to all Pennsylvania Municipal Bonds and Municipal Bonds in the Fund's portfolio and permit the insurance company to audit their records. The insurance premiums will be payable monthly by the Fund in accordance with a premium schedule to be furnished by the insurance company at the time the Policies are issued. Premiums are based upon the amounts covered and the composition of the portfolio.

  The Fund will seek to utilize insurance companies that have insurance claims-paying ability ratings of AAA from Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or Aaa from Moody's Investors Service, Inc. ("Moody's"). There can be no assurance, however, that insurance from insurance carriers meeting these criteria will be at all times available.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is considered by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch insurance claims-paying ability rating provides an assessment of an insurance company's financial strength and, therefore, its ability to pay policy and contract claims under the terms indicated. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by Fitch. The ability to pay claims is adjudged by Fitch to be extremely strong for insurance companies with this highest rating. In the opinion of Fitch, foreseeable business and economic risk factors should not have any material adverse impact on the ability of these insurers to pay claims. In Fitch's opinion, profitability, overall balance sheet strength, capitalization and liquidity are all at very secure levels and are unlikely to be affected by potential adverse underwriting, investment or cyclical events. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is considered by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating of S&P, Fitch or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P, Fitch or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

                                                                     EXHIBIT VI

                    SECTIONS 86 THROUGH 98 OF CHAPTER 156B
                       OF THE MASSACHUSETTS GENERAL LAWS
                 (THE MASSACHUSETTS BUSINESS CORPORATION LAW)

(S) 86. Sections applicable to appraisal; prerequisites

  If a corporation proposes to take a corporate action as to which any section of this chapter provides that a stockholder who objects to such action shall have the right to demand payment for his shares and an appraisal thereof, sections eighty-seven to ninety-eight, inclusive, shall apply except as otherwise specifically provided in any section of this chapter. Except as provided in sections eighty-two and eighty-three, no stockholder shall have such right unless (1) he files with the corporation before taking the vote of the shareholders on such corporate action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) his shares are not voted in favor of the proposed action.

(S) 87. Statement of rights of objecting stockholders in notice of meeting;
form

  The notice of the meeting of stockholders at which the approval of such proposed action to be considered shall contain a statement of the rights of objecting stockholders. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock, and the directors may authorize the inclusion in any such notice of a statement of opinion by the management as to the existence or non-existence of the right of stockholders to demand payment for their stock on account of the proposed corporate action. The notice may be in such form as the directors or officers calling the meeting deem advisable, but the following form of notice shall be sufficient to comply with this section:

    "If the action proposed is approved by the stockholders at the meeting and effected by the corporation, any stockholder (1) who files with the corporation before the taking of the vote on the approval of such action, written objection to the proposed action stating that he intends to demand payment for his shares if the action is taken and (2) whose shares are not voted in favor of such action has or may have the right to demand in writing from the corporation (or, in the case of a consolidation or merger, the name of the resulting or surviving corporation shall be inserted), within twenty days after the date of mailing to him of notice in writing that the corporate action has become effective, payment for his shares and an appraisal of the value thereof. Such corporation and any such stockholder shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts."

(S) 88. Notice of effectiveness of action objected to

  The corporation taking such action, or in the case of a merger or consolidation the surviving or resulting corporation, shall, within ten days after the date on which such corporate action became effective, notify each stockholder who filed a written objection meeting the requirements of section eighty-six and whose shares were not voted in favor of the approval of such action, that the action approved at the meeting of the corporation of which he is a stockholder has become effective. The giving of such notice shall not be deemed to create any rights in any stockholder receiving the same to demand payment for his stock. The notice shall be sent by registered or certified mail, addressed to the stockholder at his last known address as it appears in the records of the corporation.

(S) 89. Demand for payment; time for payment

  If within twenty days after the date of mailing of a notice under subsection
(e) of section eighty-two, subsection (f) of section eighty-three, or section eighty-eight, any stockholder to whom the corporation was required to give such notice shall demand in writing from the corporation taking such action, or in the case of a consolidation or merger from the resulting or surviving corporation, payment for his stock, the corporation upon which such demand is made shall pay to him the fair value of his stock within thirty days after the expiration of the period during which such demand may be made.

(S) 90. Demand for determination of value; bill in equity; venue

  If during the period of thirty days provided for in section eighty-nine the corporation upon which such demand is made and any such objecting stockholder fail to agree as to the value of such stock, such corporation or any such stockholder may within four months after the expiration of such thirty-day period demand a determination of the value of the stock of all such objecting stockholders by a bill in equity filed in the superior court in the county where the corporation in which such objecting stockholder held stock had or has its principal office in the commonwealth.

(S) 91. Parties to suit to determine value; service

  If the bill is filed by the corporation, it shall name as parties respondent all stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof. If the bill is filed by a stockholder, he shall bring the bill in his own behalf and in behalf of all other stockholders who have demanded payment for their shares and with whom the corporation has not reached agreement as to the value thereof, and service of the bill shall be made upon the corporation by subpoena with a copy of the bill annexed. The corporation shall file with its answer a duly verified list of all such other stockholders, and such stockholders shall thereupon be deemed to have been added as parties to the bill. The corporation shall give notice in such form and returnable on such date as the court shall order to each stockholder party to the bill by registered or certified mail, addressed to the last known address of such stockholder as shown in the records of the corporation, and the court may order such additional notice by publication or otherwise as it deems advisable. Each stockholder who makes demand as provided in section eighty-nine shall be deemed to have consented to the provisions of this section relating to notice, and the giving of notice by the corporation to any such stockholder in compliance with the order of the court shall be sufficient service of process on him. Failure to give notice to any stockholder making demand shall not invalidate the proceedings as to other stockholders to whom notice was properly given, and the court may at any time before the entry of a final decree make supplementary orders of notice.

(S) 92. Decree determining value and ordering payment; valuation date

  After hearing the court shall enter a decree determining the fair value of the stock of those stockholders who have become entitled to the valuation of and payment for their shares, and shall order the corporation to make payment of such value, together with interest, if any, as hereinafter provided to the stockholders entitled thereto upon the transfer by them to the corporation of the certificates representing such stock if certificated or, if uncertificated, upon receipt of the instruction transferring such stock to the corporation. For this purpose, the value of the shares shall be determined as of the day preceding the date of the vote approving the proposed corporate action and shall be exclusive of any element of value arising from the expectation or accomplishment of the proposed corporate action.

(S) 93. Reference to special master

  The court in its discretion may refer the bill or any question arising thereunder to a special master to hear the parties, make findings and report the same to the court, all in accordance with the usual practice in suits in equity in the superior court.

(S) 94. Notation on stock certificates of pendency of bill

  On motion the court may order stockholder parties to the bill to submit their certificates of stock to the corporation for the notation thereon of the pendency of the bill and may order the corporation to note such pendency in its records with respect to any uncertificated shares held by such stockholder parties, and may on motion dismiss the bill as to any stockholder who fails to comply with such order.

(S) 95. Costs; interest

  The costs of the bill, including the reasonable compensation and expenses of any master appointed by the court, but exclusive of fees of counsel or of experts retained by any party, shall be determined by the court and taxed upon the parties to the bill, or any of them, in such manner as appears to be equitable, except that all costs of giving notice to stockholders as provided in this chapter shall be paid by the corporation. Interest shall be paid upon any award from the date of the vote approving the proposed corporate action, and the court may on application of any interested party determine the amount of interest to be paid in the case of any stockholder.

(S) 96. Dividends and voting rights after demand for payment

  Any stockholder who has demanded payment for his stock as provided in this chapter shall not thereafter be entitled to notice of any meeting of stockholders or to vote such stock for any purpose and shall not be entitled to the payment of dividends or other distribution on the stock (except dividends or other distributions payable to stockholders of record at a date which is prior to the date of the vote, approving the proposed corporate action) unless:

    1) A bill shall not be filed within the time provided in section ninety;

    2) A bill, if filed, shall be dismissed as to such stockholder; or

    3) Such stockholder shall with the written approval of the corporation, or in the case of a consolidation or merger, the resulting or surviving corporation, deliver to it a written withdrawal of his objections to and an acceptance of such corporate action.

  Notwithstanding the provisions of clauses (1) to (3), inclusive, said stockholder shall have only the rights of a stockholder who did not so demand payment for his stock as provided in this chapter.

(S) 97. Status of shares paid for

  The shares of the corporation paid for by the corporation pursuant to the provisions of this chapter shall have the status of treasury stock, or in the case of a consolidation or merger the shares or the securities of the resulting or surviving corporation into which the shares of such objecting stockholder would have been converted had he not objected to such consolidation or merger shall have the status of treasury stock or securities.

(S) 98. Exclusive remedy; exception

  The enforcement by a stockholder of his right to receive payment for his shares in the manner provided in this chapter shall be an exclusive remedy except that this chapter shall not exclude in the right of such stockholder to bring or maintain an appropriate proceeding to obtain relief on the ground that such corporate action will be or is illegal or fraudulent as to him.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

  Section 5.3 of the Registrant's Declaration of Trust, Article VI of the Registrant's By-Laws and the Investment Advisory Agreement filed as Exhibit 6 provide for indemnification.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Reference is made to Section seven of the Purchase Agreement, a form of which is filed as Exhibit 7(a) hereto, for provisions relating to the indemnification of the Underwriter.

Item 16. Exhibits.

  1(a) --Declaration of Trust of the Registrant, dated August 24, 1992.
   (b) --Form of Certificate of Designation creating AMPS.
   (c) --Form of Amendment to Certificate of Designation.(a)
   (d) --Form of Certificate of Designation creating Series B AMPS.(a)
  2    --By-Laws of the Registrant.
  3    --Not Applicable.
  4    --Form of Agreement and Plan of Reorganization among the Registrant and
        MuniVest Pennsylvania Insured Fund and MuniHoldings Pennsylvania
        Insured Fund (included in Exhibit II to the Proxy Statement and
        Prospectus contained in this Registration Statement).
  5    --Copies of instruments defining the rights of shareholders, including the relevant portions of the Declaration of Trust and the By-Laws of the Registrant.(b)
  6    --Form of Investment Advisory Agreement between Registrant and Fund
        Asset Management, L.P.
  7(a) --Form of Purchase Agreement for the Common Shares.
   (b) --Form of Purchase Agreement for the AMPS.
   (c) --Form of Merrill Lynch Standard Dealer Agreement.
  8    --Not applicable.
  9    --Custodian Agreement between the Registrant and State Street Bank and
        Trust Company.
 10    --Form of Dividend Reinvestment Plan.
 11    --Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.
 12    --Private Letter Ruling from the Internal Revenue Service.(c)
 13(a) --Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
        Agency Agreement between the Registrant and State Street Bank and Trust
        Company.
   (b) --Form of Auction Agent Agreement between the Registrant and IBJ
        Whitehall Bank & Trust Company.
   (c) --Form of Broker-Dealer Agreement.
   (d) --Form of Letter of Representations.

 14(a)  --Consent of Deloitte & Touche LLP, independent auditors for the
         Registrant.
    (b) --Consent of Deloitte & Touche LLP, independent auditors for MuniVest
         Pennsylvania Insured Fund.
 15     --Not applicable.
 16     --Power of Attorney (Included on the signature page of this
         Registration Statement).

--------

(a) Filed on October 4, 1999 as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 333-88395).

(b) Reference is made to Article V (section 5.1), Article VI (sections 1, 2, 4, 5 and 7), Article VIII, Article IX, and Article X of the Registrant's Declaration of Trust and to Article II, Article III, Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws.

(c) To be filed by amendment.

Item 17. Undertakings.

  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

  (3) The Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 9th day of November, 1999.

                                          MuniYield Pennsylvania Fund
                                            (Registrant)

                                                  /s/ Terry K. Glenn
                                          By: _________________________________

                                              (Terry K. Glenn, President)

  Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

          /s/ Terry K. Glenn           President and Trustee       November 9, 1999
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

         /s/ Donald C. Burke           Vice President and          November 9, 1999
______________________________________  Treasurer (Principal
          (Donald C. Burke)             Financial and Accounting
                                        Officer)

           /s/ Donald Cecil            Trustee                     November 9, 1999
______________________________________
          (Donald C. Cecil)

          /s/ M. Colyer Crum           Trustee                     November 9, 1999
______________________________________
           (M. Colyer Crum)

                                       Trustee
______________________________________
        (Laurie Simon Hodrick)

         /s/ Edward H. Meyer           Trustee                     November 9, 1999
______________________________________
          (Edward H. Meyer)

        /s/ Jack B. Sunderland         Trustee                     November 9, 1999
______________________________________
         (Jack B. Sunderland)

        /s/ J. Thomas Touchton         Trustee                     November 9, 1999
______________________________________
         (J. Thomas Touchton)

          /s/ Fred G. Weiss            Trustee                     November 9, 1999
______________________________________
           (Fred G. Weiss)

          /s/ Arthur Zeikel            Trustee                     November 9, 1999
______________________________________
           (Arthur Zeikel)

                                    EXHIBITS

Exhibit
  No.                                     Description
-------                                   -----------
 1(a)    --Declaration of Trust.
  (b)    --Certificate of Designation creating AMPS.
    2    --By-laws of the Registrant.
    6    --Form of Investment Advisory Agreement between Registrant and Fund Asset
          Management, L.P.
 7(a)    --Form of Purchase Agreement for the Common Shares.
 7(b)    --Form of Purchase Agreement for the AMPS.
 7(c)    --Form of Merrill Lynch Standard Dealer Agreement.
    9    --Custodian Agreement between Registrant and State Street Bank and Trust
          Company.
   10    --Form of Dividend Reinvestment Plan.
   11    --Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.
13(a)    --Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
          Agency Agreement between Registrant and State Street Bank and Trust
          Company.
13(b)    --Form of Auction Agent Agreement.
13(c)    --Form of Broker-Dealer Agreement.
13(d)    --Letter of Representations.
14(a)    --Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
  (b)    --Consent of Deloitte & Touche LLP, independent auditors for MuniVest
          Pennsylvania Insured Fund.

[Proxy Card Front]

                                                                   COMMON SHARES


                          MUNIYIELD PENNSYLVANIA FUND

                                 P.O. BOX 9011

                       PRINCETON, NEW JERSEY  08543-9011



                                   P R O X Y

          This proxy is solicited on behalf of the Board of Trustees


          The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniYield Pennsylvania Fund (the "Fund") held of record by the undersigned on October 20, 1999 at a Special Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

          This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposal 1.

          By signing and dating the reverse side of this card, you authorize the proxies to vote the proposal as marked, or if not marked, to vote "FOR" the proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

     Please mark boxes /X/ or [X] in blue or black ink.

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniVest Pennsylvania Insured Fund and MuniHoldings Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                         Dated:  ______________________________


                         X _____________________________________________
                                            Signature


                         X _____________________________________________
                                   Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

     [Proxy Card Front]

                                                              AUCTION MARKET

                                                             PREFERRED SHARES


                          MUNIYIELD PENNSYLVANIA FUND

                                 P.O. BOX 9011

                       PRINCETON, NEW JERSEY  08543-9011


                                   P R O X Y

          This proxy is solicited on behalf of the Board of Trustees


     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniYield Pennsylvania Fund (the "Fund") held of record by the undersigned on October 20, 1999 at a Special Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposal 1.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposal as marked, or if not marked, to vote "FOR" the proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniVest Pennsylvania Insured Fund and MuniHoldings Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


        If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                         Dated:  ______________________________

                         X _____________________________________________
                                          Signature

                         X _____________________________________________
                                   Signature, if held jointly


Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                   COMMON SHARES


                       MUNIVEST PENNSYLVANIA INSURED FUND

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees



          The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniVest Pennsylvania Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at a Special Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

          This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposal 1.

          By signing and dating the reverse side of this card, you authorize the proxies to vote the proposal as marked, or if not marked, to vote "FOR" the proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

     Please mark boxes /X/ or [X] in blue or black ink.

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniYield Pennsylvania Fund and MuniHoldings Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                         Dated:  ______________________________


                         X _____________________________________________
                                            Signature


                         X _____________________________________________
                                     Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

     [Proxy Card Front]

                                                               AUCTION MARKET

                                                             PREFERRED SHARES



                       MUNIVEST PENNSYLVANIA INSURED FUND

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011


                                    P R O X Y

           This proxy is solicited on behalf of the Board of Trustees


     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniVest Pennsylvania Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at a Special Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposal 1.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposal as marked, or if not marked, to vote "FOR" the proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniYield Pennsylvania Fund and MuniHoldings Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     2. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


        If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                         Dated:  ______________________________

                         X _____________________________________________
                                            Signature

                         X _____________________________________________
                                     Signature, if held jointly


Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                   COMMON SHARES


                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                                 P.O. BOX 9011

                       PRINCETON, NEW JERSEY 08543-9011



                                   P R O X Y

          This proxy is solicited on behalf of the Board of Trustees



          The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Shares of MuniHoldings Pennsylvania Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

          This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposals 1, 2 and 3.

          By signing and dating the reverse side of this card, you authorize the proxies to vote the proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

     Please mark boxes /X/ or [X] in blue or black ink.

    1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniYield Pennsylvania Fund and MuniVest Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


    2. ELECTION OF TRUSTEES

       FOR all nominees listed below      WITHHOLD AUTHORITY
       (except as marked to the contrary below) [_]  to vote for all nominees listed below [_]

       (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
       James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Arthur Zeikel


    3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.

                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


    4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.

                         Dated:  ______________________________


                         X _____________________________________________
                                           Signature


                         X _____________________________________________
                                    Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

     [Proxy Card Front]

                                                               AUCTION MARKET

                                                              PREFERRED SHARES


                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                                 P.O. BOX 9011

                       PRINCETON, NEW JERSEY 08543-9011


                                   P R O X Y

          This proxy is solicited on behalf of the Board of Trustees


     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Shares of MuniHoldings Pennsylvania Insured Fund (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Shareholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner herein directed by the undersigned shareholder. If no direction is made, this proxy will be voted "FOR" Proposals 1, 2 and 3.



                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

     1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniYield Pennsylvania Fund and MuniVest Pennsylvania Insured Fund.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     2. ELECTION OF TRUSTEES

        FOR all nominees listed below                WITHHOLD AUTHORITY
        (except as marked to the contrary below) [_] to vote for all nominees listed below [_]

        (Instruction: to withold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.) James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre F. Perold, Arthur Zeikel


     3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.


                                         FOR [_]     AGAINST [_]     ABSTAIN [_]


     4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


        If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Shares, in the same proportion as votes cast by holders of Auction Market Preferred Shares, who have responded to this proxy solicitation.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                         Dated:  ______________________________

                         X _____________________________________________
                                          Signature

                         X _____________________________________________
                                    Signature, if held jointly


Sign, date, and return the Proxy Card promptly using the enclosed envelope.